UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05059
                                                     ---------

                                 HIGHMARK FUNDS
             ------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        350 California Street, Suite 1600
                             SAN FRANCISCO, CA 94104
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               John M. Loder, Esq.
                                Ropes & Gray LLP
                       One Embarcadero Center, Suite 2200
                             SAN FRANCISCO, CA 94111
             ------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-433-6884
                                                           --------------

                     Date of fiscal year end: JULY 31, 2008
                                              -------------

                    Date of reporting period: APRIL 30, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

BALANCED FUND

Description                                      Shares        Value
----------------------------------              --------    -----------
COMMON STOCK - 63.0%+
CONSUMER DISCRETIONARY - 5.0%
  Coach *                                          4,005    $   142,458
  Comcast, Cl A (A)                               11,758        241,627
  Kohl's *                                         4,262        208,199
  Lamar Advertising, Cl A (A)                      7,295        288,444
  News, Cl B (A)                                  18,325        339,013
  Nordstrom                                        4,005        141,216
  Staples                                          9,245        200,617
  Starbucks *                                      4,805         77,985
  Tiffany (A)                                      4,105        178,732
                                                            -----------
                                                              1,818,291
                                                            -----------
CONSUMER STAPLES - 9.0%
  Altria Group                                     5,935        118,700
  Avon Products (A)                                3,195        124,669
  Colgate-Palmolive                                4,435        313,555
  CVS Caremark                                    13,200        532,884
  Kellogg                                          4,580        234,359
  PepsiCo                                          7,120        487,934
  Philip Morris International *                    5,935        302,863
  Procter & Gamble                                12,695        851,200
  Wal-Mart Stores                                  5,560        322,369
                                                            -----------
                                                              3,288,533
                                                            -----------
ENERGY - 9.2%
  Cameron International *                          4,810        236,796
  Exxon Mobil                                     12,328      1,147,367
  Occidental Petroleum                             4,900        407,729
  Schlumberger (A)                                 2,610        262,435
  Suncor Energy                                    6,270        706,566
  Tenaris ADR (A)                                  3,120        165,391
  Ultra Petroleum (A) *                            2,160        179,431
  XTO Energy                                       4,500        278,370
                                                            -----------
                                                              3,384,085
                                                            -----------
FINANCIALS - 7.3%
  American Express                                 3,650        175,273
  American International Group (A)                11,687        539,939
  Bank of America                                 16,355        613,967
  Goldman Sachs Group                                990        189,456
  Hanover Insurance Group                          2,800        125,664
  JPMorgan Chase                                  16,308        777,076
  Wells Fargo (A)                                  8,510        253,173
                                                            -----------
                                                              2,674,548
                                                            -----------
HEALTH CARE - 6.1%
  Abbott Laboratories                              7,910        417,253
  Boston Scientific *                             14,350        191,286
  Gilead Sciences *                                4,360        225,674
  Hospira *                                        2,720        111,928
  Johnson & Johnson                                2,510        168,396
  Medtronic (A)                                    3,725        181,333
  Merck                                            9,460        359,858
  Novartis ADR                                     6,000        301,980
  Pfizer                                           7,115        143,083
  Schering-Plough                                  7,205        132,644
                                                            -----------
                                                              2,233,435
                                                            -----------
INDUSTRIAL - 9.4%
  Danaher (A)                                      9,050        706,081
  Emerson Electric                                 4,545        237,522
  General Electric                                44,170      1,444,359
  Honeywell International                          8,235        489,159
  Rockwell Automation                              5,600        303,688
  United Technologies                              3,800        275,386
                                                            -----------
                                                              3,456,195
                                                            -----------
INFORMATION TECHNOLOGY - 10.9%
  Applied Materials                               13,225        246,779
  Cisco Systems *                                 29,740        762,534
  Citrix Systems *                                 7,240        237,110
  Corning                                         11,315        302,224
  EMC *                                            7,210        111,034
  Google, Cl A *                                     570        327,345
  Intel                                           20,935        466,013
  Intersil, Cl A                                  17,665        472,009
  Microsoft                                       14,695        419,101
  Nokia ADR                                        7,290        219,210
  Oracle *                                         9,840        205,164
  Symantec *                                       7,230        124,501
  Texas Instruments                                3,850        112,266
                                                            -----------
                                                              4,005,290
                                                            -----------
MATERIALS - 2.5%
  Alcoa                                            5,885        204,680
  Praxair                                          6,495        593,058
  Weyerhaeuser                                     2,000        127,760
                                                            -----------
                                                                925,498
                                                            -----------
TELECOMMUNICATION SERVICES - 1.1%
  Verizon Communications                          10,855        417,700
                                                            -----------
UTILITIES - 2.5%
  Cleco (A)                                       15,995        384,040
  Exelon                                           2,030        173,524
  ITC Holdings (A)                                 3,105        173,197
  Wisconsin Energy                                 3,915        185,806
                                                            -----------
                                                                916,567
                                                            -----------
  TOTAL COMMON STOCK
     (Cost $19,836,216)                                      23,120,142
                                                            -----------

See note to schedule of investments.

                                                       WWW.HIGHMARKFUNDS.COM | 1

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

BALANCED FUND (CONTINUED)

Description                                       Par          Value
--------------------------------------         ---------    -----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 13.7%
 FHLMC Gold
   6.500%, 11/01/09                            $  15,475    $    15,724
   6.000%, 09/01/17                              113,610        117,345
   6.000%, 02/01/28                               61,738         63,717
   5.500%, 08/01/21                              224,562        228,837
   5.000%, 10/01/20                               46,583         46,970
   4.500%, 03/01/18                               42,964         42,725
   4.500%, 05/01/19                               59,168         58,687
 FHLMC, CMO REMIC, Ser 1626, Cl PT
   6.000%, 12/15/08                               14,425         14,412
 FNMA
   8.000%, 08/01/24                                4,679          5,086
   8.000%, 05/01/25                               18,589         20,222
   8.000%, 07/01/26                                6,603          7,176
   7.500%, 09/01/26                                5,787          6,255
   7.000%, 09/01/25                                9,956         10,602
   7.000%, 07/01/26                               20,431         21,761
   7.000%, 09/01/26                                7,815          8,323
   7.000%, 12/01/27                               23,155         24,666
   6.500%, 05/01/14                               62,318         64,816
   6.500%, 03/01/24                                6,578          6,882
   6.500%, 01/01/28                               25,579         26,747
   6.500%, 05/01/29                               16,197         16,922
   6.000%, 08/01/14                              101,254        104,470
   6.000%, 02/01/17                              119,205        123,116
   6.000%, 03/01/28                               20,252         20,879
   6.000%, 03/01/28                               55,199         56,909
   6.000%, 05/01/28                               23,543         24,272
   5.500%, 12/01/17                              118,090        120,952
   5.500%, 11/01/33                              227,455        229,487
   5.500%, 09/01/34                              190,064        191,643
   5.500%, 04/01/36                              341,464        343,927
   5.000%, 12/01/17                               38,860         39,304
   5.000%, 04/01/18                              202,125        204,245
   5.000%, 05/01/18                              211,287        213,503
   5.000%, 11/01/18                               16,370         16,542
   5.000%, 03/01/34                              141,585        139,556
   5.000%, 08/01/34                              393,254        387,473
   5.000%, 07/01/35                              202,156        198,943
   4.500%, 02/01/19                              135,194        134,499
   4.500%, 05/01/19                              339,349        337,076
   4.500%, 06/01/19                               45,918         45,611
   4.500%, 07/01/20                              282,239        280,348
   4.000%, 09/01/18                               32,099         31,126
   4.000%, 05/01/19                              381,325        368,451
 FNMA, CMO REMIC Ser 2003-25, Cl CD,
   3.500%, 03/25/17                              179,809        177,966
  GNMA
     7.500%, 05/15/24                             12,552         13,514
     7.500%, 09/15/25                              8,350          8,995
     7.500%, 09/15/26                             11,423         12,305
     7.500%, 01/15/27                             10,552         11,364
     7.000%, 02/15/26                             23,696         25,426
     7.000%, 08/15/26                              9,446         10,136
     7.000%, 10/15/27                             25,162         26,990
     7.000%, 03/15/29                             28,196         30,212
     6.500%, 09/15/08                              3,789          3,803
     6.500%, 06/15/23                              4,861          5,076
     6.500%, 04/15/26                             12,189         12,722
     6.500%, 05/15/28                             26,569         27,724
     6.500%, 01/15/29                             33,663         35,193
     6.000%, 11/15/08                              2,927          2,937
     6.000%, 02/15/29                            138,399        143,011
     6.000%, 04/15/29                             63,022         65,122
                                                            -----------

  TOTAL U.S. GOVERNMENT AGENCY
     MORTGAGE-BACKED OBLIGATIONS
     (Cost $4,955,065)                                        5,032,703
                                                            -----------
CORPORATE OBLIGATIONS - 12.1%
CONSUMER DISCRETIONARY - 1.4%
  Comcast Cable Communications
     6.875%, 06/15/09                            150,000        153,885
  News America
     5.300%, 12/15/14                            100,000        100,477
  Time Warner Entertainment
     8.375%, 03/15/23                            175,000        197,316
  MGM Mirage
     8.500%, 09/15/10                             50,000         51,250
                                                            -----------
                                                                502,928
                                                            -----------
CONSUMER STAPLES - 0.5%
  General Mills
     5.700%, 02/15/17                            100,000         99,922
  Safeway
     7.500%, 09/15/09                            100,000        104,319
                                                            -----------
                                                                204,241
                                                            -----------
FINANCIALS - 4.6%
  Associates
     6.950%, 11/01/18                            175,000        181,391
  Bank of America
     5.650%, 05/01/18                            150,000        150,111
  Citigroup
     6.200%, 03/15/09                            150,000        152,267

                                            See note to schedule of investments.

2 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

BALANCED FUND (CONTINUED)

Description                                       Par          Value
------------------------------------           ---------    -----------
CORPORATE OBLIGATIONS - (CONTINUED)
FINANCIALS - (CONTINUED)
  GE Global Insurance
     7.750%, 06/15/30                          $ 200,000    $   211,741
  HSBC Bank USA
     3.875%, 09/15/09                            200,000        199,167
  JP Morgan Chase Bank
     6.000%, 10/01/17                            125,000        129,774
  Lehman Brothers Holdings, MTN
     5.625%, 01/24/13                            125,000        123,167
  Merrill Lynch, MTN
     6.150%, 04/25/13                            150,000        149,686
  Morgan Stanley
     6.750%, 04/15/11                            200,000        207,639
  Wachovia
     3.625%, 02/17/09                            175,000        173,915
                                                            -----------
                                                              1,678,858
                                                            -----------
FOREIGN GOVERNMENTS - 1.3%
  Hydro Quebec, Ser HY
     8.400%, 01/15/22                            150,000        201,352
  Pemex Project Funding Master Trust
     9.125%, 10/13/10                            250,000        280,625
                                                            -----------
                                                                481,977
                                                            -----------
HEALTH CARE - 0.8%
  Abbott Laboratories
     5.600%, 11/30/17                            100,000        103,361
  HCA
     7.875%, 02/01/11                             40,000         40,500
  United Health Group
     5.250%, 03/15/11                            150,000        149,963
                                                            -----------
                                                                293,824
                                                            -----------
INDUSTRIAL - 0.4%
  General Electric(A)
     5.000%, 02/01/13                            150,000        153,017
                                                            -----------
INFORMATION TECHNOLOGY - 0.9%
  Cisco Systems
     5.250%, 02/22/11                            175,000        180,849
  International Business Machines
     6.500%, 01/15/28                            100,000        104,303
     5.700%, 09/14/17                             50,000         52,094
                                                            -----------
                                                                337,246
                                                            -----------
TELECOMMUNICATION SERVICES - 0.4%
  Bell Atlantic Maryland
     8.000%, 10/15/29                             75,000         86,657
  New England Telephone & Telegraph
     7.875%, 11/15/29                             50,000         56,453
                                                            -----------
                                                                143,110
                                                            -----------
UTILITIES - 1.8%
  Baltimore Gas & Electric, MTN, Ser G
     5.780%, 10/01/08                            150,000        151,061
  MidAmerican Energy Holdings (B)
     5.750%, 04/01/18                            300,000        304,713
  Virginia Electric & Power, Ser A
     4.750%, 03/01/13                            200,000        199,646
                                                            -----------
                                                                655,420
                                                            -----------
  TOTAL CORPORATE OBLIGATIONS
     (Cost $4,442,374)                                        4,450,621
                                                            -----------
MASTER NOTES - 3.4%
  Bear Stearns (C)
     2.638%, 06/02/08                            625,000        625,000
  Bear Stearns (C)
     2.638%, 09/11/08                            625,000        625,000
  TOTAL MASTER NOTES
     (Cost $1,250,000)                                        1,250,000
                                                            -----------
ASSET-BACKED SECURITIES - 4.4%
  CenterPoint Energy Transition Bond Co. II
     Ser A, Cl A3
     5.090%, 02/01/14                            225,000        231,014
  Chase Mortgage Finance,
     Ser 2004-S1, CI A3
     5.500%, 02/25/19                            206,641        205,737
  Citibank Credit Card Master Trust,
     Ser 1999-2, Cl A
     5.875%, 03/10/11                             15,000         15,290
  CS First Boston Mortgage Securities,
     Ser 2005-C1, Cl A4 (D)
     5.014%, 02/15/38                            150,000        147,640
  Lehman Mortgage Trust,
     Ser 2007-8, Cl 1A1
     6.000%, 09/25/37                            289,165        281,213
  Merrill Lynch Mortgage Trust,
     Ser 2002-MW1, CI A3
     5.403%, 07/12/34                            125,000        126,254
  PG&E Energy Recovery Funding Trust,
     Ser 2005-2, Cl A2
     5.030%, 03/25/14                            200,000        203,049

See note to schedule of investments.

                                                       WWW.HIGHMARKFUNDS.COM | 3

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

BALANCED FUND (CONCLUDED)

Description                                       Par          Value
-------------------------------------------    ---------    -----------
ASSET-BACKED SECURITIES - (CONTINUED)
 TXU Electric Delivery Transition Bond,
   Ser 2004-1, Cl A3
   5.290%, 05/15/18                            $ 120,000    $   120,424
 Wells Fargo Mortgage Backed
   Securities Trust, Ser 2007-7, Cl A1
   6.000%, 06/25/37                              282,058        268,484
                                                            -----------
 TOTAL ASSET-BACKED SECURITIES
   (Cost $1,591,990)                                          1,599,105
                                                            -----------
U.S. TREASURY OBLIGATIONS - 2.4%
 U. S. Treasury Bonds
   7.250%, 05/15/16                              200,000        250,281
   7.125%, 02/15/23 (A)                          100,000        129,602
 U.S. Treasury Inflation Index Note (A)
   3.000%, 07/15/12                              375,000
                                                                483,624
                                                            -----------
 TOTAL U.S. TREASURY OBLIGATIONS
   (Cost $818,080)                                              863,507
                                                            -----------
REPURCHASE AGREEMENTS - 12.3%
 Deutsche Bank
   1.950%, dated 04/30/08, matures on
   05/01/08, repurchase price $1,788,774
   (collateralized by U.S. Treasury
   obligations, par values $1,759,900
   and $1,694,302,4.850% and 4.540%,
   02/15/25 and 08/15/19 respectively,
   total market value $1,841,669)              1,788,677      1,788,677
 Greenwich Capital (C)
   2.588%, dated 04/30/08, matures on
   05/01/08, repurchase price $2,250,162
   (collateralized by portions of various
   mortgage-backed obligations, ranging in
   par value from $310,000 - $163,576,000,
   0.000% - 6.250%, 05/25/09 - 04/12/56,
   total market value $2,475,011)              2,250,000      2,250,000
 Lehman Brothers (C)
   2.518%, dated 04/30/08, matures on
   05/01/08, repurchase price $472,260
   (collateralized by a commercial
   mortgage-backed obligation, par value
   $4,055,000, 6.334%, 11/24/37,
   total market value $519,480)                  472,227        472,227
                                                           ------------
 TOTAL REPURCHASES AGREEMENTS
   (Cost$4,510,904)                                           4,510,904
                                                           ------------
TOTAL INVESTMENTS - 111.3%
   (Cost$37,404,629) ++                                      40,826,982
                                                           ------------
OTHER ASSETS & LIABILITIES, NET - (11.3)%                    (4,144,103)
                                                           ------------
NET ASSETS - 100.0%                                        $ 36,682,879
                                                           ============

----------
*     Non-income producing security.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ At April 30, 2008, the tax basis cost of the Fund's investments was $37,404,629, and the unrealized appreciation and depreciation were $4,684,756 and $(1,262,403) respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $3,857,332.

(B) Security sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other "accredited investors". The value of this security as of April 30, 2008 was $304,713 and represented 0.8% of net assets.

(C) This security was purchased with cash collateral received from securities lending.

(D)   Floating rate security. Rate disclosed is as of April 30, 2008.

DR - American Depositary Receipt

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

Ser - Series

For more information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

4 | 1.800.433.6884

                                   [GRAPHIC]
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

COGNITIVE VALUE FUND

Description                                    Shares        Value
----------------------------------             ------      ------------
COMMON STOCK - 95.8%+
CONSUMER DISCRETIONARY - 11.7%
  Aftermarket Technology *                     33,900      $    776,725
  Aldila                                       15,600           171,444
  AnnTaylor Stores *                           10,100           255,530
  Bob Evans Farms                              16,600           465,962
  Buckle (A)                                    5,100           247,758
  California Coastal
     Communities * (A)                         44,700           295,020
  Core-Mark Holding * (A)                       8,700           249,342
  CSS Industries                                7,900           247,033
  Culp *                                       30,500           214,415
  DG Fastchannel * (A)                         14,500           270,425
  Dollar Tree Stores *                          9,400           297,040
  Dorman Products *                            21,900           224,694
  Family Dollar Stores                         11,700           250,380
  G-III Apparel Group * (A)                    17,500           258,125
  Hastings Entertainment *                     27,000           224,910
  Interactive Data (A)                          9,100           245,518
  International Speedway, Cl A                 10,400           441,168
  Lacrosse Footwear                            14,800           211,048
  Meredith                                      9,000           291,690
  Movado Group                                 22,400           489,216
  Navarre * (A)                               111,100           173,316
  New Frontier Media (A)                       51,200           268,800
  Penske Automotive Group (A)                  17,200           359,996
  Perry Ellis International *                  12,800           292,352
  Phillips-Van Heusen                          12,500           527,625
  Pomeroy It Solutions *                       34,800           215,064
  QEP *                                        25,700           184,012
  Saga Communications, Cl A *                  27,700           152,350
  Shiloh Industries                             7,114            69,859
  Snap-on                                       4,300           255,033
  Stage Stores (A)                             12,750           200,685
  Steiner Leisure * (A)                        16,700           552,603
  Strattec Security                             5,900           216,943
  Warnaco Group *                              17,000           784,380
  Wolverine World Wide                         17,000           488,580
  World Wrestling Entertainment, Cl A (A)      16,400           289,460
                                                           ------------
                                                             11,158,501
                                                           ------------
CONSUMER STAPLES - 4.4%
  Alliance One International * (A)             46,900           288,435
  Casey's General Stores (A)                   14,500           320,885
  Corn Products International                  19,500           904,410
  Flowers Foods                                15,750           407,768
  JM Smucker                                    7,700           384,076
  Natural Alternatives International *         25,100           178,210
  Oil-Dri Corp of America                      12,900           227,040
  Performance Food Group *                      9,900           331,254
  Pricesmart (A)                               24,000           685,200
  Reddy Ice Holding (A)                         18200      $     240968
  WD - 40 (A)                                   6,000           186,720
                                                           ------------
                                                              4,154,966
                                                           ------------
ENERGY - 8.4%
  Basic Energy Services * (A)                  23,200           538,240
  Bois d'Arc Energy * (A)                      24,500           585,550
  Concho Resources *                           15,900           438,363
  Dresser-Rand Group *                         16,800           614,376
  Global Industries *                          15,800           252,168
  Gulf Island Fabrication                       8,900           351,906
  Knightsbridge Tankers (A)                    10,400           300,144
  Lufkin Industries (A)                        10,400           784,680
  Magellan Petroleum *                        136,766           192,840
  Mariner Energy *                             17,100           471,276
  Massey Energy (A)                             4,600           240,718
  NATCO Group, Cl A *                           9,900           500,940
  Newpark Resources * (A)                      55,400           304,146
  Rosetta Resources *                          13,700           298,523
  Stone Energy *                                9,000           548,460
  T-3 Energy Services, Cl 3 *                  14,000           739,200
  Union Drilling * (A)                         20,600           348,346
  W&T Offshore                                 12,400           507,160
                                                           ------------
                                                              8,017,036
                                                           ------------
FINANCIALS - 20.5%
  Ameris Bancorp (A)                           16,900           253,162
  Amerisafe *                                  15,000           213,900
  Aspen Insurance Holdings                     23,600           613,364
  Bancorp * (A)                                18,700           206,822
  Bancorpsouth (A)                             12,200           293,166
  Bank of Granite (A)                          22,000           231,000
  Banner (A)                                   13,800           298,080
  Cash America International                   26,900         1,097,251
  City Bank (A)                                16,900           306,228
  City Holding                                 11,000           457,380
  Community Trust Bancorp (A)                  12,400           372,744
  Cooperative Bankshares (A)                   18,100           167,063
  Cowlitz Bancorp *                            19,100           181,259
  Delphi Financial Group, Cl A                 18,350           499,487
  Eastern Insurance Holdings                   16,100           263,396
  Education Realty Trust REIT (A)              17,300           230,782
  Entertainment Properties Trust REIT           8,300           442,888
  FelCor Lodging Trust REIT                    12,300           154,857
  First Financial Bankshares (A)                6,100           274,439
  First Merchants                               8,000           204,560
  First Niagara Financial Group                16,800           242,424
  First Security Group                         27,000           247,590
  Hallmark Financial Services * (A)            21,100           228,513
  Harleysville Group                           20,500           747,225

See note to schedule of investments.

                                                       WWW.HIGHMARKFUNDS.COM | 5

                                   [GRAPHIC]
SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

Description                                      Shares       Value
----------------------------------              --------   ------------
COMMON STOCK - (CONTINUED)+
FINANCIALS - (CONTINUED)
  HCC Insurance Holdings                          11,400   $    281,352
  Heritage Financial                              13,600        255,136
  International Bancshares                        16,500        412,335
  Kite Realty Group Trust REIT (A)                18,100        245,798
  LTC Properties REIT (A)                         25,200        686,196
  Mercer Insurance Group                          14,600        250,974
  MetroCorp Bancshares                            19,600        254,996
  MicroFinancial                                  44,400        203,796
  Mid-America Apartment
     Communities REIT (A)                          8,900        467,250
  National Health Investors REIT (A)              17,400        532,266
  Navigators Group *                              11,200        548,800
  NewStar Financial * (A)                         18,600        100,068
  Nicholas Financial * (A)                        33,100        210,847
  Northrim BanCorp                                12,800        239,360
  Odyssey Re Holdings (A)                         22,900        819,362
  Oppenheimer Holdings, Cl A                       6,500        242,775
  Philadelphia Consolidated Holding *              7,500        276,600
  PMC Commercial Trust REIT                       30,700        215,514
  Premierwest Bancorp (A)                         22,300        206,275
  Procentury                                      17,500        317,275
  PS Business Parks REIT (A)                      10,300        589,572
  Raymond James Financial (A)                      9,600        276,192
  Riverview Bancorp                               21,800        194,238
  Simmons First National, Cl A                    11,400        364,914
  Specialty Underwriters' Alliance *              43,700        205,390
  SWS Group                                       15,700        205,984
  Texas Capital Bancshares *                      13,300        245,385
  United America Indemnity, Cl A *                33,300        514,818
  United Western Bancorp (A)                      13,300        228,760
  Urstadt Biddle Properties, Cl A REIT (A)        14,300        241,241
  Whitney Holding (A)                             16,200        379,242
  Wilmington Trust (A)                            20,000        657,600
  Winthrop Realty Trust REIT (A)                  94,300        410,205
                                                           ------------
                                                             19,508,096
                                                           ------------

HEALTH CARE - 6.8%
  Allied Healthcare International *              154,500        231,750
  Allion Healthcare *                             38,800        183,912
  AMN Healthcare Services * (A)                   14,700        214,473
  Analogic                                         9,350        538,467
  DRAXIS Health * (A)                             55,900        330,928
  Escalon Medical * (A)                           65,100        221,340
  Hanger Orthopedic Group *                       22,900        270,220
  Harvard Bioscience *                            48,800        240,096
  Healthspring *                                  18,500        311,540
  HealthTronics *                                 57,500        205,850
  Home Diagnostics *                              28,600        222,794
  Kewaunee Scientific                             18,000        280,800
  Lannett * (A)                                   65,600        137,760
  Medcath *                                       16,000        296,960
  Mediware Information Systems *                  40,400        244,420
  Osteotech *                                     32,600        164,956
  Owens & Minor                                    5,500        249,260
  Parexel International *                          8,200        208,280
  RehabCare Group *                               16,100        273,700
  Res-Care *                                      18,800        306,252
  Somanetics *                                    14,900        242,721
  STERIS                                          23,100        640,101
  Theragenics *                                   61,900        263,075
  Varian * (A)                                     3,800        193,534
                                                           ------------
                                                              6,473,189
                                                           ------------
INDUSTRIAL - 19.9%
  Acuity Brands                                    5,100        243,984
  Air T                                           24,800        234,856
  Ampco-Pittsburgh (A)                            12,700        574,294
  Apogee Enterprises (A)                          15,500        345,805
  Applied Industrial Technologies (A)             18,300        442,128
  Atlas Air Worldwide Holdings * (A)              10,500        637,140
  CDI (A)                                         29,900        813,280
  Chart Industries *                              19,900        808,736
  Columbus McKinnon *                             16,300        461,453
  Comfort Systems USA                             55,600        756,160
  COMSYS IT Partners *                            24,000        196,320
  Crane                                           13,300        544,502
  Danaos (A)                                      10,500        261,555
  Deswell Industries                              34,100        219,945
  Eastern (A)                                     14,300        275,275
  Ecology And Environment, Cl A                   23,800        282,030
  EMCOR Group *                                   23,700        593,922
  Ennis                                           19,300        326,942
  EnPro Industries * (A)                          13,200        479,160
  Espey Manufacturing & Electronics               13,500        280,125
  Gardner Denver * (A)                            19,900        924,355
  GeoEye *                                        15,700        361,571
  Gorman-Rupp (A)                                  4,000        140,120
  Hubbell, Cl B (A)                               14,700        657,531
  ICF International *                             26,400        470,976
  InFocus *                                       60,905        102,320
  Integrated Electrical Services * (A)            13,300        222,509
  Interface, Cl A                                 21,900        281,196
  Kansas City Southern * (A)                      14,100        635,628
  Kreisler Manufacturing *                        19,500        253,500
  Lennox International                            20,300        672,742
  LSI Industries (A)                              17,400        190,704
  Marten Transport *                              20,100        327,630
  Meadow Valley *                                 26,000        261,820

                                            See note to schedule of investments.

6 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONTINUED)

Description                                     Shares        Value
----------------------------------             ---------   ------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - (CONTINUED)
  Mueller Industries (A)                           9,500   $    307,515
  Nashua *                                        22,700        231,313
  Robbins & Myers                                 18,200        725,452
  Simclar * (A)                                   50,300        167,499
  SkyWest                                         26,400        502,392
  SL Industries *                                 13,800        242,880
  Steelcase, Cl A                                 39,800        440,984
  TeleTech Holdings *                             10,400        238,472
  Thomas & Betts *                                 5,900        221,014
  Twin Disc (A)                                   11,500        207,345
  U.S. Home Systems * (A)                         50,400        189,000
  United Stationers *                              9,000        396,810
  Virco Manufacturing                             32,500        137,475
  Waste Industries USA (A)                        18,100        683,275
                                                           ------------
                                                             18,971,640
                                                           ------------
INFORMATION TECHNOLOGY - 12.5%
  Aetrium *                                       76,500        237,150
  Alliance Fiber Optic Products *                146,000        205,860
  Analysts International *                       159,900        246,246
  ATMI *                                          10,100        297,344
  Catalyst Semiconductor *                        53,200        226,632
  Communications Systems                          25,100        286,140
  Computer Task Group *                           56,500        287,585
  Credence Systems * (A)                         157,100        163,384
  CSP *                                           37,200        220,596
  CTS                                             24,000        270,000
  Eagle Test Systems * (A)                        23,800        287,266
  EMS Technologies *                              12,600        325,836
  FARO Technologies * (A)                         13,000        458,120
  Forgent Networks *                             220,062        107,830
  Forrester Research *                             8,700        250,908
  Greenfield Online * (A)                         21,800        248,738
  GSI Technology *                                80,100        277,947
  GTSI *                                          31,400        251,200
  Insight Enterprises *                           34,600        417,276
  Integrated Silicon Solution * (A)               43,900        258,132
  Littelfuse *                                     7,000        257,320
  MasTec * (A)                                    29,900        244,881
  Mattson Technology *                            56,200        272,570
  Methode Electronics                             27,000        292,680
  MKS Instruments *                               31,600        722,060
  Network Engines * (A)                          155,200        240,560
  Park Electrochemical (A)                        14,300        387,530
  PC Connection *                                 19,889        148,571
  Peerless Systems *                             122,400        261,936
  Pegasystems                                     29,800        314,986
  Perceptron *                                    12,867        129,442
  Performance Technologies *                      52,500        252,000
  Pfsweb * (A)                                   203,900        187,588
  Progress Software *                             12,300        371,829
  RADVision * (A)                                 29,900        206,011
  Rofin-Sinar Technologies * (A)                   6,400        243,712
  SMTC * (A)                                     152,500        308,050
  Spectrum Control *                              24,300        208,494
  Technitrol                                      19,900        417,900
  Tessco Technologies *                           17,000        228,650
  Trio Tech International *                       33,300        214,119
  Viasat *                                        10,600        234,260
  Vicon Industries *                              33,800        175,760
  Virtusa * (A)                                   24,300        269,487
                                                           ------------
                                                             11,914,586
                                                           ------------
MATERIALS - 6.7%
  American Pacific *                              15,200        261,896
  Aptargroup                                      14,900        657,835
  Arch Chemicals (A)                               8,000        272,560
  Carpenter Technology                             7,200        369,216
  Core Molding Technologies *                     38,100        263,652
  FMC                                              4,000        251,120
  Glatfelter (A)                                  17,000        248,030
  Hawkins                                         18,200        280,644
  HB Fuller                                       20,200        466,216
  Innospec                                        23,200        473,048
  Kaiser Aluminum                                  3,000        205,890
  Methanex (A)                                     8,700        204,102
  Rock-Tenn, Cl A (A)                             18,300        620,919
  RPM International                               34,100        760,430
  Stepan (A)                                       8,000        314,720
  UFP Technologies *                              42,800        425,004
  Universal Stainless & Alloy Products *           8,000        306,080
                                                           ------------
                                                              6,381,362
                                                           ------------
TELECOMMUNICATION SERVICES - 0.5%
  Atlantic Telegraph-Network                       6,986        217,474
  Premiere Global Services *                      16,000        232,320
                                                           ------------
                                                                449,794
                                                           ------------

See note to schedule of investments.

                                                       WWW.HIGHMARKFUNDS.COM | 7

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

COGNITIVE VALUE FUND (CONCLUDED)

Description                                      Shares        Value
-------------------------------------------    ----------    ------------
COMMON STOCK - (CONTINUED)+
UTILITIES - 4.4%
  Atmos Energy                                    21,200     $   586,816
  El Paso Electric *                              23,300         525,881
  Energen                                          4,500         307,080
  Laclede Group (A)                               21,400         809,348
  Maine & Maritimes * (A)                          8,400         296,940
  Northwest Natural Gas                           11,800         529,466
  NorthWestern                                    10,500         260,610
  NSTAR                                           15,100         486,371
  Vectren                                         14,600         412,888
                                                             -----------
                                                               4,215,400
                                                             -----------
  TOTAL COMMON STOCK
    (Cost $91,402,080)                                        91,244,570
                                                             -----------
RIGHTS - 0.0%
  Winthrop Realty Trust REIT,
    Expires 05/12/08 (A)                           9,430              75
                                                             -----------
  TOTAL RIGHTS
    (Cost $ -- )                                                      75
                                                             -----------
REGISTERED INVESTMENT COMPANIES - 3.6%
  ishares Russell 2000 Value Index Fund           13,900         947,424
  ishares S&P SmallCap 600 Value Index Fund       25,200       1,692,684
  Rydex S&P Smallcap 600 Pure Value ETF           25,500         812,685
                                                             -----------
  TOTAL REGISTERED INVESTMENT COMPANIES
    (Cost $3,139,762)                                          3,452,793
                                                             -----------
REPURCHASE AGREEMENT - 1.2%
  Deutsche Bank
    1.950%, dated 04/30/08, matures on
    05/01/08, repurchase price $1,145,841
    (collateralized by a U.S. Treasury Note
    obligations, par value $2,587,700,
    0.000%, 02/15/25, total market value
    $1,181,543)                                1,145,779       1,145,779
                                                             -----------
  TOTAL REPURCHASE AGREEMENT
    (Cost $1,145,779)                                          1,145,779
                                                          --------------
TOTAL INVESTMENTS - 100.6%
  (Cost $95,687,621)                                          95,843,142
                                                          --------------
OTHER ASSETS & LIABILITIES, NET - (0.6)%                        (530,338)
                                                          --------------
NET ASSETS - 100.0%                                       $   95,312,804
                                                          ==============

----------
*     Non-income producing security.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ At April 30, 2008, the tax basis cost of the Fund's investments was $95,687,621, and the unrealized appreciation and depreciation were $10,715,958 and $(10,560,437) respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $18,726,571.

Cl - Class

ETF - Exchange Traded Fund

REIT - Real Estate Investment Trust

S&P - Standard & Poor's

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

8 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CORE EQUITY FUND

Description                                   Shares        Value
-------------------------------------        --------    ------------
COMMON STOCK - 99.6%+
CONSUMER DISCRETIONARY - 8.4%
  Autoliv                                      11,100    $    679,764
  Brinker International                        31,400         712,466
  Brunswick (A)                                35,400         590,472
  Gannett (A)                                  23,300         666,846
  Home Depot                                   69,095       1,989,936
  Limited Brands                               32,800         607,456
  Macy's                                       57,000       1,441,530
  Starwood Hotels & Resorts Worldwide          10,800         563,868
  Time Warner                                  56,800         843,480
  Walt Disney                                  40,000       1,297,200
                                                         ------------
                                                            9,393,018
                                                         ------------
CONSUMER STAPLES - 10.7%
  ConAgra Foods                               112,300       2,645,788
  Constellation Brands, Cl A *                 27,900         512,244
  Kimberly-Clark                               27,305       1,747,247
  Pepsi Bottling Group                         59,500       2,005,745
  Safeway (A)                                  11,100         350,760
  Sara Lee                                     36,700         532,517
  Wal-Mart Stores                              72,200       4,186,156
                                                         ------------
                                                           11,980,457
                                                         ------------
ENERGY - 13.3%
  BP PLC, SP ADR                               29,400       2,140,026
  Chevron                                      46,800       4,499,820
  ConocoPhillips                               52,930       4,559,919
  Nabors Industries *                          57,700       2,166,058
  Patterson-UTI Energy (A)                     30,600         854,964
  Valero Energy                                11,600         566,660
                                                         ------------
                                                           14,787,447
                                                         ------------
FINANCIALS - 16.8%
  Allstate                                     57,000       2,870,520
  American International Group (A)             29,500       1,362,900
  Bank of America                              66,780       2,506,921
  CIT Group (A)                                53,400         581,526
  Genworth Financial, Cl A                     14,300         329,758
  Goldman Sachs Group                          18,110       3,465,711
  Hartford Financial Services Group             7,300         520,271
  JPMorgan Chase                               71,520       3,407,928
  Keycorp (A)                                  24,900         600,837
  MetLife                                      22,300       1,356,955
  Morgan Stanley                               10,300         500,580
  Wachovia (A)                                 21,000         612,150
  XL Capital, Cl A (A)                         16,500         575,685
                                                         ------------
                                                           18,691,742
                                                         ------------
HEALTH CARE - 10.9%
  AmerisourceBergen                            13,900         563,645
  Amgen *                                      51,900       2,173,053
  Forest Laboratories *                        11,200         388,752
  GlaxoSmithKline PLC, SP ADR                  25,300       1,115,983
  Johnson & Johnson                            32,400       2,173,716
  King Pharmaceuticals *                       39,000         366,210
  Pfizer                                      153,309       3,083,044
  UnitedHealth Group                           69,000       2,251,470
                                                         ------------
                                                           12,115,873
                                                         ------------
INDUSTRIAL - 12.6%
  Cooper Industries, Cl A                       8,500         360,315
  General Electric                             90,755       2,967,689
  Northrop Grumman                             43,360       3,189,995
  Parker Hannifin                              47,250       3,772,913
  Ryder System (A)                             55,000       3,765,850
                                                         ------------
                                                           14,056,762
                                                         ------------
INFORMATION TECHNOLOGY - 16.8%
  ADC Telecommunications *                     44,400         622,488
  Affiliated Computer Services, Cl A *         37,800       2,002,266
  Applied Materials                            21,600         403,056
  Computer Sciences *                          11,800         514,362
  EMC *                                       135,900       2,092,860
  Intel                                        96,240       2,142,302
  International Business Machines              33,660       4,062,762
  Jabil Circuit (A)                            79,400         863,872
  Microsoft                                    82,425       2,350,761
  Molex                                        10,500         297,990
  Symantec *                                  198,900       3,425,058
                                                         ------------
                                                           18,777,777
                                                         ------------
MATERIALS - 4.0%
  Alcoa                                        46,840       1,629,095
  Dow Chemical                                 63,500       2,549,525
  International Paper                          12,700         332,359
                                                         ------------
                                                            4,510,979
                                                         ------------
TELECOMMUNICATION SERVICES - 3.2%
  Verizon Communications                       91,800       3,532,464
                                                         ------------
UTILITIES - 2.9%
  Dominion Resources                           23,200       1,006,648
  DTE Energy                                   37,800       1,523,718
  Nisource                                     15,700         281,030
  Pinnacle West Capital                        12,000         407,280
                                                         ------------
                                                            3,218,676
                                                         ------------
  TOTAL COMMON STOCK
   (Cost $111,830,387)                                    111,065,195
                                                         ------------

See note to schedule of investments.

                                                       WWW.HIGHMARKFUNDS.COM | 9

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CORE EQUITY FUND (CONCLUDED)

Description                                         Par            Value
-------------------------------------------     -----------    -------------
REPURCHASE AGREEMENT - 7.8%
  Deutsche Bank
    1.950%, dated 04/30/08, matures on
    05/01/08, repurchase price $282,596
    (collateralized by a U.S. Treasury Note
    obligation, par value$638,200
    0.000%, 02/15/25, total market value
    $291,402)                                   $   282,581    $     282,581
  Greenwich Capital (B)
    2.588%, dated 04/30/08, matures on
    05/01/08, repurchase price $8,250,593
    (collateralized by various commercial
    mortgage-backed obligations, ranging
    in par value from $310,000 -
    $163,576,000, 0.000% - 6.250%,
    05/25/09 - 04/12/56, total market
    value $9,026,861)                             8,250,000        8,250,000
  Lehman Brothers (B)
    2.518%, dated 04/30/08, matures on
    05/01/08, repurchase price $202,604
    (collateralized by a commercial
    mortgage-backed obligation, par value
    $4,055,000, 6.334%, 11/24/37,
    total market value$221,672)                     202,590          202,590
                                                               -------------
  TOTAL REPURCHASE AGREEMENTS
    (Cost $8,735,171)                                              8,735,171
                                                               -------------
TOTAL INVESTMENTS - 107.4%
  (Cost $120,565,558)                                            119,800,366
                                                               -------------
OTHER ASSETS & LIABILITIES, NET - (7.4)%                          (8,267,850)
                                                               -------------
NET ASSETS - 100.0%                                            $ 111,532,516
                                                               =============

----------
*     Non-income producing security.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ At April 30, 2008, the tax basis cost of the Fund's investments was $120,565,558, and the unrealized appreciation and depreciation were $10,904,209 and $11,669,401, respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $8,112,407.

(B) This security was purchased with cash collateral received from securities lending.

ADR - American Depositary Receipt

Cl - Class

PLC - Public Liability Company

SP ADR - Sponsored American Depositary Receipt

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

10 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

ENHANCED GROWTH FUND

Description                                        Shares      Value
-------------------------------------------        ------   -----------
COMMON STOCK - 94.2%+
CONSUMER DISCRETIONARY - 1.9%
  Amazon.Com *                                     11,400   $   896,382
  Comcast, Cl A                                    30,000       616,500
  Garmin - (A)                                     14,100       576,690
  IAC/InterActiveCorp*                             18,250       379,782
                                                            -----------
                                                              2,469,354
                                                            -----------
HEALTH CARE - 8.5%
  Alcon -                                           5,500       869,000
  Allergan                                         14,000       789,180
  Amylin Pharmaceuticals * (A)                     13,000       358,540
  Applera - Applied Biosystems Group (A)           19,000       606,290
  BioMarin Pharmaceuticals *                       20,000       729,200
  Celgene *                                        16,000       994,240
  Cephalon * (A)                                   12,500       780,125
  Cerner * (A)                                     15,900       735,693
  Genentech *                                      10,000       682,000
  Genzyme * (A)                                    10,000       703,500
  Hologic * (A)                                    30,000       875,700
  Medicines * (A)                                  30,000       592,500
  Myriad Genetics * (A)                             9,500       394,630
  Schering-Plough                                  32,900       605,689
  Thermo Fisher Scientific *                       13,000       752,310
  Varian Medical Systems *                         13,000       609,440
  Xenoport *                                        5,000       213,900
                                                            -----------
                                                             11,291,937
                                                            -----------
INDUSTRIAL - 0.3%
  Monster Worldwide * (A)                          18,400       447,672
                                                            -----------
INFORMATION TECHNOLOGY - 81.9%
  Accenture, Cl A -                                30,000     1,126,500
  Adobe Systems *                                  50,000     1,864,500
  Akamai Technologies * (A)                        10,050       359,488
  Altera                                           53,000     1,127,840
  Amdocs * -                                       34,900     1,095,162
  Amkor Technology * (A)                           43,050       411,127
  Analog Devices                                   21,650       697,346
  Anixter International * (A)                       6,450       367,456
  Apple *                                          35,100     6,105,645
  Applied Materials                                85,000     1,586,100
  Arrow Electronics *                               9,700       263,937
  ASML Holding, Cl G - (A)                         41,777     1,184,796
  Autodesk * (A)                                   13,500       513,000
  Automatic Data Processing                        29,800     1,317,160
  Avnet *                                          26,000       680,940
  BMC Software *                                   12,700       441,452
  Broadcom, Cl A *                                 58,200     1,510,872
  Cadence Design Systems * (A)                     41,900       466,347
  Check Point Software Technologies * -            28,500       673,170
  Ciena *                                          12,000       405,720
  Cisco Systems *                                 177,000     4,538,280
  Citrix Systems *                                 15,000       491,250
  Cognizant Technology Solutions, Cl A *           35,300     1,138,425
  CommScope *                                      11,500       546,825
  Comtech Telecommunications * (A)                  3,000       116,190
  Comverse Technology *                            42,000       732,900
  Corning                                         138,200     3,691,322
  Cypress Semiconductor *                          20,000       562,400
  Dell *                                           52,400       976,212
  eBay *                                           55,700     1,742,853
  Electronic Arts *                                28,000     1,441,160
  EMC *                                           147,900     2,277,660
  F5 Networks *                                    16,000       362,080
  Fiserv *                                         14,000       707,700
  Flextronics International * -                    62,000       644,180
  GigaMedia * - (A)                                20,200       314,312
  Google, Cl A *                                    9,125     5,240,396
  Harris                                           13,150       710,494
  Hewlett-Packard                                  97,700     4,528,395
  Immersion * (A)                                  22,000       248,380
  Intel                                           140,050     3,117,513
  International Business Machines                  31,750     3,832,225
  Intersil, Cl A                                   32,300       863,056
  Intuit *                                         21,750       586,598
  Juniper Networks *                               70,000     1,933,400
  Kla-Tencor                                       25,000     1,092,000
  Lam Research * (A)                               25,900     1,057,756
  Linear Technology (A)                            21,950       767,372
  Marvell Technology Group * - (A)                 58,500       757,575
  Maxim Integrated Products                        28,900       607,767
  McAfee *                                         32,500     1,080,625
  MEMC Electronic Materials *                      22,450     1,413,677
  Microchip Technology (A)                         18,000       661,500
  Microsoft                                       162,050     4,621,666
  National Semiconductor                           34,300       699,377
  Network Appliance *                              39,700       960,740
  Nintendo ADR                                     20,300     1,386,386
  Nokia ADR                                        90,500     2,721,335
  Novatel Wireless * (A)                           10,000        89,200
  Nvidia *                                         52,425     1,077,334
  O2Micro International ADR *                      12,000        91,080
  Oracle *                                        113,800     2,372,730
  Paychex                                          17,900       651,023
  Qualcomm                                         70,600     3,049,214
  Quality Systems (A)                              21,000       674,520
  Red Hat *                                        37,700       775,489
  Research In Motion * -                           27,500     3,344,825
  Salesforce.com * (A)                             15,750     1,050,998
  Samsung Electronics GDR ++                        3,000     1,068,000

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 11

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

ENHANCED GROWTH FUND (CONTINUED)

Description                                                                              Shares         Value
---------------------------------------------                                         -----------   -------------
COMMON STOCK -(CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
  SanDisk *                                                                                13,250   $     358,943
  SAP ADR (A)                                                                              25,400       1,275,842
  Siliconware Precision Industries ADR (A)                                                 94,069         765,722
  Sun Microsystems *                                                                       42,200         660,852
  Symantec *                                                                               22,800         392,616
  SYNNEX *                                                                                 12,000         286,560
  Taiwan Semiconductor Manufacturing ADR                                                   56,962         640,253
  Technitrol                                                                               13,400         281,400
  Texas Instruments                                                                        59,700       1,740,852
  Varian Semiconductor Equipment Associates *                                              20,000         732,600
  Verisign *                                                                               38,400       1,384,320
  VMware, Cl A * (A)                                                                       15,000         999,600
  Western Digital *                                                                        13,300         385,567
  Xilinx                                                                                   50,800       1,258,316
  Yahoo! *                                                                                 57,475       1,575,390
                                                                                                    -------------
                                                                                                      108,353,786
                                                                                                    -------------
TELECOMMUNICATION SERVICES - 1.6%
  American Tower, Cl A *                                                                   18,050         783,731
  Millicom International Cellular * - (A)                                                   8,950         966,690
  Tele Norte Leste Participacoes ADR                                                       14,700         336,777
                                                                                                    -------------
                                                                                                        2,087,198
                                                                                                    -------------
  TOTAL COMMON STOCK
     (Cost $100,218,547)                                                                              124,649,947
                                                                                                    -------------
MASTER NOTES - 1.5%
  Bear Stearns (B)
     2.638%, 06/02/08                                                                 $ 1,000,000       1,000,000
  Bear Stearns (B)
     2.638%, 09/11/08                                                                   1,000,000       1,000,000
                                                                                                    -------------
  TOTAL MASTER NOTES
     (Cost $2,000,000)                                                                                  2,000,000
                                                                                                    -------------
REGISTERED INVESTMENT COMPANIES - 4.0%
  ishares Dow Jones US Pharmaceuticals
     Index Fund (A)                                                                        13,800         681,306
  Powershares QQQ (A)                                                                      98,700       4,659,627
                                                                                                    -------------
  TOTAL REGISTERED INVESTMENT COMPANIES
     (Cost $5,332,503)                                                                                  5,340,933
                                                                                                    -------------
REPURCHASE AGREEMENTS - 17.4%
  Bear Stearns (B)
     2.513%, dated 04/30/08, matures on 06/05/08, repurchase price $
     2,506,283 (collateralized by various commercial mortgage-backed obligations, ranging in par value from $27,500,000 - $33,095,000, 5.631%
     - 5.633%, 11/07/14 - 11/07/47, total market
     value $2,625,346)                                                                  2,500,000       2,500,000
  Deutsche Bank
     1.950%, dated 04/30/08, matures on
     05/01/08, repurchase price $ 3,484,942
     (collateralized by a U.S. Treasury Note
     obligations, par value $5,849,018,
     0.000%, 08/15/19, total market
     value $3,583,693)                                                                  2,603,771       2,603,771
  Greenwich Capital (B)
     2.588%, dated 04/30/08, maturing 05/01/08, repurchase price $63,004,529,
     (collateralized by various commercial mortgage-backed obligations, ranging in par value from $310,000 - $163,576,000, 0.000% - 6.250%,
     05/25/09 - 04/12/56, total market
     value $69,300,302)                                                                17,500,000      17,500,000
  Lehman Brothers (B)
     2.518%, dated 04/30/08, matures on 05/01/08, repurchase price $202,604
     (collateralized by a commercial mortgage-backed obligation, par value
     $4,055,000, 6.334%, 11/24/37, total
     market value $221,672)                                                               446,734
                                                                                                          446,734
                                                                                                    -------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $23,050,505)                                                                                23,050,505
                                                                                                    -------------
TOTAL INVESTMENTS - 117.1%
  (Cost $130,601,555)                                                                                 155,041,385
                                                                                                    -------------
OTHER ASSETS & LIABILITIES, NET - (17.1)%                                                             (22,650,845)
                                                                                                    -------------
NET ASSETS - 100.0%                                                                                 $ 132,390,540
                                                                                                    =============

                                            See note to schedule of investments.

12 | 1.800.433.6884

                                   [GRAPHIC]


SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

ENHANCED GROWTH FUND (CONCLUDED)

----------

*     Non-income producing security.

- This security is domiciled outside of the United States. The security's functional currency is the United States dollar.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ Security sold within the terms of a private placement memorandum, exempt from registration under Section 3A-4, 4(2) or 144A of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other "accredited investors". The value of this security as of April 30, 2008 was $1,068,000 and represented 0.8% of net assets.

+++ At April 30, 2008, the tax basis cost of the Fund's investments was $130,601,555, and the unrealized appreciation and depreciation were $30,171,768 and $5,731,938, respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $22,446,734.

(B) This security was purchased with cash collateral received from securities lending.

ADR - American Depositary Receipt
Cl  - Class
GDR - Global Depositary Receipt

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 13

                                   [GRAPHIC]


SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND

Description                                   Shares        Value
----------------------------------            -------    -----------
COMMON STOCK - 95.0%
AUSTRALIA - 2.3%
  Babcock & Brown/\ (A)                        40,000    $   554,780
  BHP Billiton /\                              50,128      1,999,198
  Commonwealth Bank of Australia/\             12,000        507,793
  CSL /\                                       20,000        750,840
  Incitec Pivot /\ (A)                          4,000        610,597
  Leighton Holdings /\ (A)                     12,000        533,155
  Macquarie Bank /\ (A)                         8,000        478,696
  QBE Insurance Group /\                       15,000        357,918
  Rio Tinto /\ (A)                              6,000        770,351
  Telstra /\                                  100,000        430,237
  Westpac Banking /\                           15,000        346,596
  Woodside Petroleum /\                        10,000        527,418
  Woolworths /\                                35,000        947,749
  Worleyparsons /\                             10,000        366,079
                                                         -----------
                                                           9,181,407
                                                         -----------
AUSTRIA - 0.3%
  Erste Bank Der Oesterreichischen
     Sparkassen /\ (A)                          7,000        521,368
  OMV /\                                        4,330        327,574
  Voestalpine /\                                5,000        384,507
                                                         -----------
                                                           1,233,449
                                                         -----------
BELGIUM - 1.5%
  Delhaize Group /\                             9,000        784,723
  Dexia /\                                     40,000      1,116,750
  Fortis /\                                    32,000        874,912
  Groupe Bruxelles Lambert /\ (A)               4,730        602,818
  InBev /\ (A)                                 10,000        824,446
  KBC Groep /\                                  8,000      1,088,519
  Umicore /\ (A)                               15,000        803,601
                                                         -----------
                                                           6,095,769
                                                         -----------
BERMUDA - 0.2%
  SeaDrill /\ (A)                              30,000        913,727
                                                         -----------
BRAZIL - 2.4%
  Banco Bradesco ADR                           51,096      1,153,748
  Banco Itau Holding Financeira
     ADR (A)                                   30,000        841,500
  Cia de Bebidas das Americas
     ADR (A)                                    7,500        549,750
  Cia Vale do Rio Doce ADR (A)                 70,000      2,735,600
  Gerdau ADR (A)                               20,000        774,600
  Petroleo Brasileiro ADR *                    23,000      2,792,660
  Tele Norte Leste Participacoes ADR           25,000        572,750
                                                         -----------
                                                           9,420,608
                                                         -----------
CANADA - 3.3%
  Agrium                                        4,000        314,527
  Barrick Gold                                 15,000        576,556
  Bombardier CI B *                            80,000        524,278
  Cameco                                        6,750        234,651
  Canadian National Railway                    10,000        523,682
  CGI Group Cl A *                             40,000        465,892
  EnCana                                       10,000        806,772
  First Quantum Minerals                        6,000        526,839
  Fording Canadian Coal Trust                   7,000        431,357
  Imperial Oil                                  8,000        472,009
  Inmet Mining                                  5,000        410,337
  Major Drilling Group International *          7,000        359,001
  Manulife Financial (A)                       15,000        586,387
  Nexen                                        15,000        519,809
  Petro-Canada                                 12,000        601,251
  Potash Corp of Saskatchewan                   5,000        920,415
  Potash Corp of Saskatchewan                   3,300        607,474
  Research In Motion *                          6,000        730,354
  Rogers Communications, Cl B                  15,000        667,411
  Royal Bank of Canada (A)                     10,000        476,815
  SouthGobi Energy Resources *                 40,000        516,334
  Suncor Energy *                               6,000        676,140
  Teck Cominco (A)                             10,000        435,111
  Toronto-Dominion Bank (A)                     7,000        459,507
                                                        ------------
                                                          12,842,909
                                                        ------------
CHINA - 0.4%
  China Coal Energy /\                        300,000        635,173
  China Oilfield Services /\                  450,000        826,880
                                                        ------------
                                                           1,462,053
                                                        ------------
COLOMBIA - 0.2%
  Bancolombia ADR                              20,000        798,400
                                                        ------------
CYPRUS - 0.2%
  ProSafe /\ (A)                               35,000        608,660
                                                        ------------
DENMARK - 0.6%
  A P Moller - Maersk /\                           25        259,989
  Danske Bank /\                                7,000        242,778
  FLSmidth /\ (A)                               5,000        529,394
  Novo Nordisk /\                              10,000        688,421
  Vestas Wind Systems * /\                      4,000        438,581
                                                        ------------
                                                           2,159,163
                                                        ------------
FINLAND - 2.0%
  Elisa /\                                     15,000        338,679
  Fortum /\                                    25,000      1,064,519
  Metso /\                                     17,000        737,942

                                            See note to schedule of investments.

14 | 1.800.433.6884

                                   [GRAPHIC]


SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                      Shares        Value
-----------------------------------------        -------   ------------
COMMON STOCK - (CONTINUED)
FINLAND - (CONTINUED)
  Nokia ADR                                      150,000   $  4,510,500
  Rautaruukki /\                                  10,000        477,179
  Sampo /\ (A)                                    25,000        708,508
                                                           ------------
                                                              7,837,327
                                                           ------------
FRANCE - 8.9%
  Air Liquide /\ (A)                               8,000      1,208,188
  Alstom /\                                        5,000      1,163,281
  AXA /\ (A)                                      39,311      1,467,342
  BNP Paribas /\                                  17,780      1,922,560
  Bouygues /\ (A)                                 20,000      1,499,618
  Capital Gemini /\ (A)                           14,000        852,334
  Carrefour /\                                    14,000        988,742
  Cie Generale de Geophysique-Veritas * /\         4,000      1,010,821
  Compagnie Generale des
     Etablissements Michelin, Cl B /\              7,500        688,249
  Credit Agricole /\                              15,100        510,462
  Euler Hermes /\                                  7,500        868,362
  France Telecom /\                               30,000        944,366
  Groupe Danone /\ (A)                            14,000      1,242,540
  L'Oreal /\                                       6,000        713,989
  Lafarge /\                                       5,000        904,783
  LYMH Moet Hennessy Louis Vuitton /\              6,000        687,850
  Nexans /\ (A)                                    7,000        932,561
  Pernod-Ricard /\ (A)                             6,000        693,284
  PPR /\                                           6,000        787,533
  PSA Peugeot Citroen /\ (A)                      10,000        702,341
  Renault /\                                       6,000        618,803
  Sanofi-Aventis /\                               28,746      2,251,006
  Schneider Electric /\ (A)                        6,000        736,474
  Sodexho Alliance /\ (A)                         17,000      1,141,421
  Suez /\                                         20,000      1,420,920
  Total /\                                        52,520      4,423,480
  Unibail-Rodamco REIT /\                          2,611        675,795
  Vallourec /\                                     2,200        602,017
  Veolia Environnement /\ (A)                     15,750      1,144,551
  Vinci /\                                        12,000        888,715
  Vivendi /\                                      35,000      1,424,746
                                                           ------------
                                                             35,117,134
                                                           ------------
GERMANY - 11.1%
  Adidas /\ (A)                                   15,000        960,058
  Allianz /\                                       9,590      1,960,587
  BASF /\ (A)                                     15,000      2,146,605
  Bayer /\ (A)                                    35,000      2,994,863
  Beiersdorf /\ (A)                               10,000        853,958
  Commerzbank /\ (A)                              30,900      1,124,198
  Continental /\ (A)                              10,000      1,179,364
  DaimlerChrysler /\                              23,000      1,793,155
  Deutsche Bank /\                                 9,000      1,081,664
  Deutsche Boerse /\                               6,000        882,719
  Deutsche Post /\                                20,000        625,517
  Deutsche Postbank /\                             5,000        439,705
  Deutsche Telekom /\                             95,860      1,727,315
  E.ON /\ (A)                                     27,000      5,510,626
  Fresenius Medical Care KGaA /\                  20,000      1,064,597
  GEA Group /\                                    20,000        741,689
  KUKA * /\ (A)                                   10,000        369,127
  Lanxess /\                                      10,000        390,519
  Linde /\                                         8,000      1,175,460
  MAN /\ (A)                                      12,000      1,681,495
  Merck /\                                         4,000        569,680
  Metro /\                                         7,000        557,001
  Muenchener Rueckversicherungs-
     Gesellschaft /\                               4,000        776,104
  RWE /\                                          15,000      1,731,805
  SAP /\                                          25,000      1,264,385
  SGL Carbon * /\                                 16,333      1,117,294
  Siemens /\                                      29,000      3,421,967
  Software /\ (A)                                  5,000        333,214
  ThyssenKrupp /\                                 30,000      1,884,515
  Volkswagen /\ (A)                                7,000      2,070,062
  Wincor Nixdorf /\                                6,000        460,378
  Wirecard * /\                                   40,000        843,184
                                                           ------------
                                                             43,732,810
                                                           ------------
HONG KONG - 1.9%
  Cheung Kong Holdings /\                         45,000        701,000
  China Mobile                                   100,000      1,720,742
  China Overseas Land & Investment /\            439,583        925,064
  Esprit Holdings /\                              30,000        369,170
  Hang Lung Properties /\                        200,000        813,535
  Hong Kong Exchanges and Clearing /\             37,000        755,843
  Lenovo Group /\                                800,000        611,819
  PetroChina Cl H /\                             500,000        744,243
  Sinofert Holdings /\                           500,000        381,746
  Sun Hung Kai Properties /\                      30,000        525,461
                                                           ------------
                                                              7,548,623
                                                           ------------
HUNGARY - 0.4%
  MOL Hungarian Oil and Gas NyRt /\                4,700        671,658
  OTP Bank Nyrt /\                                16,500        709,427
                                                           ------------
                                                              1,381,085
                                                           ------------
INDIA - 0.4%
  Bharti Airtel * /\                              30,000        665,124
  DLF /\                                          30,000        522,140
  Punjab National Bank /\                         30,000        407,553
                                                           ------------
                                                              1,594,817
                                                           ------------

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 15

                                  [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                      Shares       Value
-----------------------------------------        -------   -----------
COMMON STOCK - (CONTINUED)
IRELAND - 0.2%
  Anglo Irish Bank PLC /\                         70,000   $   965,133
                                                           -----------
ITALY - 2.0%
  AEM /\ (A)                                     132,000       487,454
  Assicurazioni Generali /\                       19,800       882,363
  Enel /\                                        100,000     1,091,454
  ENI /\                                          40,000     1,545,212
  Fiat /\ (A)                                     40,000       898,771
  Intesa Sanpaolo /\                             182,763     1,370,516
  Saipem /\                                       11,000       485,049
  UniCredito Italiano /\                         150,000     1,142,982
                                                           -----------
                                                             7,903,801
                                                           -----------
JAPAN - 14.8%
  Aeon Mall /\                                    25,000       781,363
  Aisin Seiki /\                                  15,000       523,633
  Asahi Kasei /\                                 100,000       566,428
  Astellas Pharma /\                              38,000     1,553,109
  Canon /\                                        34,000     1,700,245
  Central Japan Railway /\                           100       980,911
  Daiichi Sankyo /\                               15,000       412,560
  Denso /\                                        20,000       694,331
  East Japan Railway /\                              100       797,230
  Fanuc /\                                         7,000       735,779
  Fast Retailing /\                                5,000       465,452
  Fujiflim Holdings /\                            35,000     1,342,982
  Fujitsu /\                                     100,000       637,592
  Hitachi Metals /\                               40,000       599,702
  Honda Motor /\                                  30,000       952,060
  Ibiden /\                                       30,000     1,304,034
  Inpex Holdings /\                                   50       557,773
  Itochu /\                                       50,000       521,710
  JFE Holdings /\                                 15,000       822,234
  Kao /\                                          20,000       540,463
  KDDI /\                                            250     1,601,192
  Kenedix /\                                         500       769,342
  Kirin Holdings /\                               30,000       533,731
  Komatsu /\                                      45,000     1,363,177
  Kuraray /\                                      40,000       475,453
  Makita /\                                       15,000       516,421
  Marubeni /\                                    100,000       797,230
  Matsushita Electric Industrial /\               50,000     1,175,650
  Millea Holdings /\                              15,000       636,149
  Mitsubishi /\                                   60,000     1,927,201
  Mitsubishi Electric /\                          90,000       919,171
  Mitsui /\                                       90,000     2,111,843
  Mitsui Mining /\ (A)                           200,000       507,766
  Mitsui OSK Lines /\                            100,000     1,376,160
  Mizuho Financial Group /\ (A)                      400     2,077,223
  Nikon /\ (A)                                    60,000     1,731,019
  Nintendo /\                                      6,000     3,294,706
  Nippon Electric Glass /\                        50,000       771,746
  NSK /\                                          70,000       582,969
  NTT DoCoMo /\                                    1,000     1,471,366
  NTT Urban Development /\                           400       619,320
  Olympus /\                                      20,000       657,787
  Sankyo /\                                        8,000       480,839
  Seven & I Holdings /\                           30,000       891,475
  Shin-Etsu Chemical /\                           20,000     1,234,793
  Shinko Plantech /\                              30,000       471,703
  Sony /\                                         20,000       919,363
  Sumitomo /\                                     50,000       671,731
  Sumitomo Electric /\                            50,000       643,362
  Sumitomo Metal Mining /\                        30,000       545,559
  Sumitomo Mitsui Financial Group /\                 350     3,012,454
  Suzuki Motor /\                                 20,000       505,842
  Takeda Pharmaceutical /\                        30,000     1,583,882
  Tohoku Electric Power /\                        20,000       453,912
  Tokai Rika /\                                   16,000       390,826
  Toyoda Gosei /\                                 12,000       436,217
  Toyota Boshoku /\                               15,000       428,427
  Toyota Motor /\                                 55,000     2,787,421
  Yamada Denki /\                                  7,000       598,452
                                                           -----------
                                                            58,462,471
                                                           -----------
LUXEMBOURG - 0.6%
  ArcelorMittal /\                                26,625     2,361,382
                                                           -----------
MALAYSIA - 0.5%
  Bumiputra-Commerce Holdings /\                  95,000       299,224
  Digi.Com /\                                     53,000       407,692
  Genting /\                                     220,000       445,711
  Sime Darby *                                   164,883       501,069
  Tanjong /\                                      47,000       239,538
                                                           -----------
                                                             1,893,234
                                                           -----------
MAURITIUS - 0.1%
  Golden Agri-Resources /\                       700,000       438,774
                                                           -----------
MEXICO - 1.6%
  America Movil ADR                               30,000     1,738,800
  Carso Global Telecom * (A)                      82,000       401,996
  Cemex ADR * (A)                                 12,226       338,049
  Desarrolladora Homex ADR *                       6,000       357,480
  Embotelladoras Arca                             37,300       142,248
  Fomento Economico Mexicano ADR                  12,000       521,400
  Grupo Aeroportuario del Pacifico ADR             6,000       245,220
  Grupo Financiero Banorte, Cl O (A)              70,000       302,858
  Grupo Mexico, Ser B                             60,000       437,612
  Grupo Televisa ADR *                            30,000       740,400

                                            See note to schedule of investments.

16 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                      Shares       Value
-----------------------------------------        -------   -----------
COMMON STOCK - (CONTINUED)
MEXICO - (CONTINUED)
  Mexichem SAB de CV                              50,000   $   357,288
  Telefonos de Mexico ADR * (A)                   12,000       432,720
  Wal-Mart de Mexico Ser V (A)                   104,200       419,234
                                                           -----------
                                                             6,435,305
                                                           -----------
NETHERLANDS - 4.4%
  Aegon /\                                        60,000       967,319
  Akzo Nobel /\                                   12,000     1,021,002
  ASML Holding /\                                 26,666       763,218
  Fugro /\ (A)                                    14,000     1,253,033
  Heineken /\                                     18,000     1,050,888
  ING Groep /\ (A)                                50,000     1,913,558
  Koninklijke Boskalis Westminster /\             10,000       603,969
  Koninklijke DSM /\                              10,000       540,730
  Koninklijke KPN /\                              80,000     1,472,136
  Koninklijke Philips Electronics /\              30,020     1,132,025
  Reed Elsevier /\ (A)                            40,000       760,114
  Royal Dutch Shell, Cl A /\                      80,000     3,225,833
  Royal Dutch Shell, Cl B GBP /\                  40,733     1,631,944
  TNT /\                                          28,000     1,090,830
                                                           -----------
                                                            17,426,599
                                                           -----------
NORWAY - 2.0%
  DNB NOR * /\ (A)                                60,500       907,075
  Norsk Hydro /\ (A)                              30,000       446,842
  Statoil /\ (A)                                  92,265     3,345,004
  Telenor /\                                      60,000     1,214,372
  Yara International /\ (A)                       25,000     1,832,366
                                                           -----------
                                                             7,745,659
                                                           -----------
POLAND - 0.8%
  Bank Handlowy W Warszawie * /\                  14,000       535,040
  Bank Pekao /\                                   10,000       872,888
  KGHM Polska Miedz /\                             5,000       232,016
  Polskie Gornictwo Naftowe I
     Gazownictwo /\                              150,000       283,576
  Powszechna Kasa Oszczednosci
     Bank Polski /\                               19,000       395,287
  Telekomunikacja Polska /\                       80,000       806,856
                                                           -----------
                                                             3,125,663
                                                           -----------
SINGAPORE - 1.5%
  Cosco Corp Singapore /\                        200,000       466,060
  DBS Group Holdings /\                           70,000     1,025,183
  Keppel Corp /\                                 106,000       806,696
  SembCorp Industries /\                         190,000       588,474
  SembCorp Marine /\                             180,000       491,132
  Singapore Telecommunications /\                191,900       551,904
  Singapore Telecommunications /\                100,000       284,650
  United Overseas Bank /\                         48,000       722,097
  UOL Group /\                                   180,000       504,406
  Venture Corp /\                                 60,000       491,132
                                                           -----------
                                                             5,931,734
                                                           -----------
SOUTH KOREA - 2.3%
  Doosan Infracore /\                             20,000       648,282
  Hyundai Heavy Industries /\                      3,000     1,071,161
  Hyundai Steel /\                                 7,000       550,840
  Kookmin Bank /\                                 14,000       976,014
  Korea Investment Holdings /\                     7,000       370,019
  KT&G /\                                          8,000       662,245
  LG Display /\                                   15,000       659,752
  LG Electronics /\                                7,000     1,092,605
  Posco /\                                         1,000       489,204
  Samsung Electronics /\                           2,000     1,418,242
  Samsung Heavy Industries /\                     16,000       544,158
  Shinhan Financial Group /\                      10,000       577,470
                                                           -----------
                                                             9,059,992
                                                           -----------
SPAIN - 3.0%
  ACS Actividades de Construccion y
     Servicios /\ (A)                             10,000       593,351
  Banco Bilbao Vizcaya Argentaria /\              27,566       635,744
  Banco Santander                                125,000     2,703,262
  Grifols /\                                      25,000       700,701
  Iberdrola /\                                    48,060       706,158
  Inditex /\ (A)                                  11,000       600,815
  Indra Sistemas /\ (A)                           22,000       602,189
  Red Electrica de Espana /\ (A)                   9,000       586,153
  Repsol YPF /\                                   15,000       609,903
  Tecnicas Reunidas /\                             6,000       455,413
  Telefonica /\                                  125,000     3,624,518
                                                           -----------
                                                            11,818,207
                                                           -----------
SWEDEN - 0.9%
  Alfa Laval /\                                    5,000       329,052
  Getinge, Cl B /\                                10,000       255,558
  Hennes & Mauritz, Cl B /\ (A)                   10,000       594,632
  Nordea Bank /\                                  40,000       662,780
  Peab /\                                         30,000       259,316
  Telefonaktiebolaget Lm
     Ericsson, Cl B /\ (A)                       200,000       510,448
  Teliasonera /\                                  40,000       357,447
  Volvo, Cl B /\ (A)                              30,000       458,501
                                                           -----------
                                                             3,427,734
                                                           -----------

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 17

                                   [GRAPHIC]


SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                       Shares         Value
-----------------------------------------         -------     -----------
COMMON STOCK - (CONTINUED)
SWITZERLAND - 5.9%
  ABB /\                                           100,000    $ 3,072,914
  Compagnie Financiere
     Richemont, Cl A /\                             15,000        914,202
  Credit Suisse Group (A)                           17,977      1,001,084
  Holcim /\                                          7,400        727,752
  Julius Baer Holding /\                            10,000        742,171
  Lonza Group /\                                     9,000      1,229,938
  Nestle /\                                         10,000      4,796,603
  Novartis /\                                       70,002      3,560,397
  Roche Holding /\                                  15,533      2,590,457
  Swiss Reinsurance /\                              10,000        833,856
  Syngenta /\                                        5,000      1,493,510
  UBS /\                                            30,974      1,046,267
  Zurich Financial Services /\                       4,698      1,438,441
                                                              -----------
                                                               23,447,592
                                                              -----------
THAILAND - 1.0%
  Bangkok Bank /\                                  120,000        522,233
  Bangkok Bank /\                                   80,000        348,155
  Banpu /\                                          37,000        508,735
  Banpu /\                                          13,000        178,745
  Kasikornbank /\                                  200,000        551,876
  PTT /\                                            45,000        473,983
  PTT /\                                            45,000        473,983
  Siam Commercial Bank /\                          200,000        561,337
  Thai Oil /\                                      130,000        291,075
  Total Access Communication /\                    100,000        145,853
                                                              -----------
                                                                4,055,975
                                                              -----------
TURKEY - 1.2%
  Akbank TAS /\                                          1              4
  Anadolu Efes Biracilik
     ve Malt Sanayii /\                             50,000        454,866
  Ford Otomotiv Sanayi /\                           30,000        282,331
  KOC Holding * /\                                  91,770        316,672
  Tekfen Holding * /\                               60,000        371,736
  Tupras Turkiye Petrol Rafine /\                   25,000        676,418
  Turkcell Iletisim Hizmet ADR *                    45,000        906,750
  Turkiye Garanti Bankasi /\                       100,000        537,213
  Turkiye Halk Bankasi * /\                        100,000        576,425
  Turkiye Is Bankasi, Cl C /\                       91,607        423,874
                                                              -----------
                                                                4,546,289
                                                              -----------
UNITED KINGDOM - 16.1%
  3i Group /\                                       32,000        546,865
  Anglo American /\                                 32,000      2,079,930
  Arriva /\                                         40,000        561,101
  AstraZeneca /\                                    58,085      2,457,647
  Aviva /\                                          52,000        650,853
  BAE Systems /\                                   180,000      1,670,478
  Barclays /\                                      165,000      1,497,644
  BG Group /\                                       60,000      1,468,565
  BHP Billiton /\                                   60,000      2,147,374
  BP /\                                            300,000      3,644,570
  British American Tobacco /\                       55,000      2,074,502
  BT Group /\                                      150,000        664,344
  Carphone Warehouse Group /\ (A)                  100,000        540,323
  Centrica /\                                      125,000        730,704
  Charter /\                                        40,000        714,996
  Chemring Group /\                                 15,000        734,879
  Cobham * /\                                      150,000        657,633
  Dana Petroleum * /\                               15,000        515,668
  Diageo /\                                         60,000      1,232,354
  Enterprise Inns /\                                80,800        615,712
  G4S /\                                           175,000        794,205
  GlaxoSmithKline /\                               114,044      2,541,920
  HSBC Holdings /\                                 220,000      3,847,179
  Imperial Tobacco Group /\                         20,000        961,944
  Informa /\                                       100,000        686,961
  International Power * /\                         150,000      1,310,047
  Intertek Group * /\                               40,000        773,850
  John Wood Group /\                                80,000        683,183
  Johnson Matthey /\                                15,000        596,493
  Man Group /\                                     120,000      1,387,442
  Old Mutual /\                                    400,000      1,019,605
  Prudential /\                                    120,000      1,646,320
  Reckitt Benckiser Group /\                        25,000      1,460,413
  Rio Tinto /\                                      25,000      2,938,224
  Rolls-Royce Group Cl B *                       5,396,608         10,730
  Royal Bank of Scotland Group /\                  208,880      1,432,847
  SABmiller /\                                      25,000        580,586
  Scottish & Southern Energy /\                     30,000        830,318
  Standard Chartered /\                             50,000      1,783,513
  Tesco /\                                         300,000      2,558,954
  Unilever /\                                       46,850      1,585,452
  Vedanta Resources /\                              20,000        892,751
  Vodafone Group /\                              1,700,385      5,419,568
  Weir Group /\                                     60,000        992,564
  WPP Group * /\                                    75,000        922,327
  Xstrata /\                                        10,000        784,587
                                                             ------------
                                                               63,648,125
                                                             ------------
  TOTAL COMMON STOCK
   (Cost $ 292,173,824)                                       374,621,610
                                                             ------------

                                            See note to schedule of investments.

18 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONTINUED)

Description                                                                      Share/Par        Value
-----------------------------------------------------------------------         -----------   --------------
PREFERRED STOCK - 0.5%
GERMANY - 0.5%
  Porsche Automobil Holding /\                                                        5,800     $ 1,072,823
  Volkswagen /\                                                                       5,000
                                                                                                    827,491
                                                                                              -------------
                                                                                                  1,900,314
                                                                                              -------------
  TOTAL PREFERRED STOCK
     (Cost $ 1,135,591)                                                                           1,900,314
                                                                                              -------------
RIGHTS - 0.0%
SWITZERLAND - 0.0%
  UBS, Expiration Date: 05/09/08                                                     30,974          52,313
                                                                                              -------------
  TOTAL RIGHTS
     (Cost $ 47,234)                                                                                 52,313
                                                                                              -------------
MASTER NOTES - 1.4%
  Bear Stearns (B) (C)`
     2.638%, 06/02/08                                                           $ 2,750,000       2,750,000
  Bear Stearns (B) (C)
     2.638%, 09/11/08                                                             2,750,000       2,750,000
                                                                                              -------------
  TOTAL MASTER NOTES
     (Cost $ 5,500,000)                                                                           5,500,000
                                                                                              -------------
REGISTERED INVESTMENT COMPANIES - 1.8%
  ishares MSCI Brazil Index Fund (A)                                                  5,000         450,450
  ishares MSCI Hong Kong Index Fund (A)                                             100,000       1,945,000
  ishares MSCI Mexico Index Fund                                                     10,000         584,300
  ishares MSCI Taiwan Index Fund                                                    180,000       2,980,800
  ishares MSCI United Kingdom
     Index Fund (A)                                                                  50,000       1,142,000
                                                                                              -------------
  TOTAL REGISTERED INVESTMENT COMPANIES
     (Cost $ 6,768,981)                                                                           7,102,550
                                                                                              -------------
REPURCHASE AGREEMENTS - 17.8%
  Bear Stearns (B)
     2.513%, dated 04/30/08, maturing 06/05/08, repurchase  price
     $ 2,506,283 (collateralized by various commercial mortgage-backed obligations, ranging in par value from $27,500,000 - $ 33,095,000,
     5.631% - 5.633%, 11/07/14 - 11/07/47, total market
     value $ 2,625,346)                                                         $ 2,500,000       2,500,000
  Deutsche Bank
     1.950%, dated 04/30/08, matures on 05/01/08, repurchase price
     $4,644,626 (collateralized by a U.S. Treasury obligation, par
     value $9,871,147, 4.766%, 11/15/23, total market value $4,797,377)           4,644,374       4,644,374
  Greenwich Capital (B)
     2.588%, dated 04/30/08, maturing 05/01/08, repurchase
     price $63,004,529, (collateralized by various commercial
     mortgage-backed obligations, ranging in par value from
     $310,000 - $163,576,000, 0.000% - 6.250%,
     05/25/09 - 04/12/56, total market value
     $ 69,300,302)                                                               63,000,000      63,000,000
  Lehman Brothers (B)
     2.518%, dated 04/30/08, matures on 05/01/08, repurchase
     price $202,604 (collateralized by a commercial mortgage-backed obligation, par value $4,055,000, 6.334%, 11/24/37, total market
     value $ 221,672)                                                                52,114          52,114
                                                                                              -------------
  TOTAL REPURCHASE AGREEMENTS
     (Cost $ 70,196,488)                                                                         70,196,488
                                                                                              -------------
TOTAL INVESTMENTS - 116.5%
  (Cost $ 375,822,118) +                                                                        459,373,275
                                                                                              -------------
OTHER ASSETS & LIABILITIES, NET - (16.5)%                                                       (65,003,730)
                                                                                              -------------
NET ASSETS - 100.0%                                                                           $ 394,369,545
                                                                                              =============

----------

*     Non-income producing security.

/\ Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of these securities as of April 30, 2008 is $337,305,106.

+ At April 30, 2008, the tax basis cost of the Fund's investments was $375,822,118, and the unrealized appreciation and depreciation were $89,855,405 and $(6,304,248), respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $69,487,369.

(B) This security was purchased with cash collateral received from securities lending.

(C)   Floating rate security. Rate disclosed is as of April 30, 2008.


                   INDUSTRY CONCENTRATION TABLE: (UNAUDITED)
                             (% OF TOTAL NET ASSETS)

Financials                                      19.7%
Industrial                                      13.1%
Materials                                       12.4%
Energy                                          10.1%
Consumer Discretionary                           8.7%
Telecommunication Services                       7.6%
Consumer Staples                                 7.4%
Health Care                                      5.8%
Information Technology                           5.8%
Utilities                                        4.4%
Preferred Stock                                  0.5%
Master Notes                                     1.4%
Registered Investment Companies                  1.8%
Repurchase Agreements                           17.8%
Other Assets & Liabilities                     (16.5)%
                                            ----------
Total                                          100.0%
                                            ==========





See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 19

                                   [GRAPHIC]


SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

INTERNATIONAL OPPORTUNITIES FUND (CONCLUDED)

ADR - American Depositary Receipt
Cl - Class
GBP - Great British Pound
PLC - Public Liability  Company
REIT - Real Estate Investment Trust
Ser - Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                            See note to schedule of investments.

20 | 1.800.433.6884

                                    [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND

Description                          Shares      Value
-------------------------------      ------   -------------
COMMON STOCK - 96.8%+
CONSUMER DISCRETIONARY - 8.5%
  Abercrombie & Fitch, Cl A          16,179   $   1,202,261
  Coach *                            28,525       1,014,634
  Kohl's *                           26,015       1,270,833
  Lamar Advertising, Cl A * (A)      40,882       1,616,474
  News, Cl A                         90,233       1,615,171
  Nordstrom                          26,619         938,586
  Staples                            55,609       1,206,715
  Starbucks *                        38,696         628,036
  Tiffany                            23,681       1,031,071
                                              -------------
                                                 10,523,781
                                              -------------
CONSUMER STAPLES - 16.0%
  Altria Group                       37,288         745,760
  Cadbury Schweppes ADR *            16,223         747,880
  Colgate-Palmolive                  30,955       2,188,519
  CVS Caremark                       71,517       2,887,141
  PepsiCo                            51,062       3,499,279
  Philip Morris International *      37,288       1,902,807
  Procter & Gamble                   84,320       5,653,656
  Wal-Mart Stores                    35,486       2,057,478
                                              -------------
                                                 19,682,520
                                              -------------
ENERGY - 11.9%
  Chevron                            19,089       1,835,407
  Exxon Mobil                        31,279       2,911,137
  Occidental Petroleum               20,617       1,715,541
  Schlumberger                       25,749       2,589,062
  Smith International (A)            25,851       1,977,860
  Suncor Energy                       6,365         717,272
  Tenaris ADR (A)                    16,640         882,086
  XTO Energy                         33,695       2,084,373
                                              -------------
                                                 14,712,738
                                              -------------
FINANCIALS - 3.1%
  Aflac                              14,841         989,449
  American Express                   20,176         968,852
  American International Group (A)   25,695       1,187,109
  Goldman Sachs Group                 3,370         644,917
                                              -------------
                                                  3,790,327
                                              -------------
HEALTH CARE - 11.5%
  Abbott Laboratories                42,766       2,255,907
  Boston Scientific *                72,310         963,892
  Gilead Sciences *                  23,815       1,232,664
  Hospira *                          14,960         615,604
  Johnson & Johnson                  24,798       1,663,698
  Medtronic                          32,848       1,599,041
  Merck                              60,495       2,301,230
  Novartis ADR                       36,646       1,844,393
  Schering-Plough                    89,318       1,644,344
                                              -------------
                                                 14,120,773
                                              -------------
INDUSTRIAL - 13.7%
  Boeing                             16,043       1,361,409
  Burlington Northern Santa Fe       15,545       1,594,140
  Danaher                            26,923       2,100,532
  Emerson Electric                   22,406       1,170,938
  Expeditors International
  Washington                         40,032       1,865,091
  General Electric                  140,785       4,603,670
  Rockwell Automation                27,904       1,513,234
  United Technologies                37,391       2,709,726
                                              -------------
                                                 16,918,740
                                              -------------
INFORMATION TECHNOLOGY - 23.8%
  Apple *                             7,625       1,326,369
  Applied Materials                  48,809         910,776
  Automatic Data Processing          24,397       1,078,347
  Cisco Systems *                   219,734       5,633,980
  Corning                            78,070       2,085,250
  Google, Cl A *                      5,056       2,903,610
  Intel                             130,846       2,912,632
  Intersil, Cl A                     99,666       2,663,076
  Microchip Technology (A)           37,640       1,383,270
  Microsoft                         127,854       3,646,396
  Nokia ADR                          40,020       1,203,401
  Oracle *                           72,603       1,513,773
  Paychex                            33,014       1,200,719
  Texas Instruments                  28,810         840,100
                                              -------------
                                                 29,301,699
                                              -------------
MATERIALS - 4.5%
  Monsanto                           24,723       2,818,916
  Praxair                            29,108       2,657,851
                                              -------------
                                                  5,476,767
                                              -------------
TELECOMMUNICATION SERVICES - 0.8%
  Verizon Communications             26,080       1,003,558
                                              -------------
                                                  1,003,558
                                              -------------
UTILITIES - 3.0%
  Cleco (A)                          61,445       1,475,294
  ITC Holdings (A)                   16,226         905,086
  Wisconsin Energy                   27,315       1,296,370
                                              -------------
                                                  3,676,750
                                              -------------
TOTAL COMMON STOCK
  (Cost $ 112,297,656)
                                                119,207,653
                                              -------------

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 21

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

LARGE CAP GROWTH FUND (CONCLUDED)

Description                                    Par/Shares       Value
------------------------------------------   -------------   -------------
MASTER NOTES - 1.0%
 Bear Stearns (B)
  2.638%, 06/02/08                           $     625,000   $     625,000
 Bear Stearns (B)
  2.638%, 09/11/08                                 625,000         625,000
                                                             -------------
 TOTAL MASTER NOTES
  (Cost $  1,250,000)                                            1,250,000
                                                             -------------
REGISTERED INVESTMENT COMPANY -3.3%
 Dreyfus Cash Management                         4,109,118       4,109,118
 TOTAL REGISTERED INVESTMENT COMPANY
  (Cost $  4,109,118)                                            4,109,118
                                                             -------------
REPURCHASE AGREEMENTS - 6.1%
  Bear Stearns (B)
  2.513%, dated 04/30/08,  maturing on
  06/05/08,   repurchase price $ 2,506,283
  (collateralized by various commercial
  mortgage-backed obligations, ranging
  in par from $27,500,000 - $33,095,000,
  5.631% - 5.633%, 11/07/14  - 11/07/47,
  total market value $ 2,625,346)            $   2,500,000       2,500,000
 Greenwich Capital (B)
  2.588%, dated 04/30/08,  maturing on
  05/01/08, repurchase price $4,875,350
  (collateralized by various  commercial
  mortgage-backed  obligations, ranging
  in par from $310,000 -  $163,576,000,
  0.000% - 6.250%, 05/25/09  - 04/12/56,
  total market  value $ 5,362,523)               4,875,000       4,875,000

 Lehman Brothers(B)
  2.518%, dated 04/30/08, maturing on
  05/01/08, repurchase price   $101,832
  (collateralized by a commercial
  mortgage-backed  obligation, par
  value $4,055,000, 6.334%, 11/24/37,
  total market value $ 112,014)                    101,825         101,825
                                                             -------------
 TOTAL REPURCHASE AGREEMENTS
  (Cost $  7,476,825)                                            7,476,825
                                                             -------------
TOTAL INVESTMENTS- 107.2%
 (Cost $  125,133,599)++                                       132,043,596
                                                             -------------
OTHER ASSETS & LIABILITIES, NET -(7.2)%                         (8,855,876)
                                                             -------------
NET ASSETS - 100.0%                                          $ 123,187,720
                                                             =============

----------

*     Non-income producing security.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ At April 30, 2008, the tax basis cost of the Fund's investments was $125,133,599, and the unrealized appreciation and depreciation were $13,759,359 and $ (6,849,362), respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $8,462,196.

(B) This security was purchased with cash collateral received from securities lending.

ADR - American Depositary Receipt

Cl - Class

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

22 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

LARGE CAP VALUE FUND

Description                             Shares      Value
-------------------------------        -------   -------------
COMMON STOCK - 99.1%+
CONSUMER DISCRETIONARY - 7.7%
  Abercrombie & Fitch, Cl A             18,900   $   1,404,459
  Autoliv                               25,900       1,586,116
  DIRECTV Group *                      105,100       2,589,664
  Hasbro                                88,400       3,143,504
  Jack in the Box *                     18,200         486,850
  Netflix * (A)                         59,500       1,902,810
  Nike, Cl B                            45,500       3,039,400
  NVR * (A)                              2,300       1,411,050
  Shaw Communications, Cl B (A)        132,600       2,815,098
  Time Warner                          337,900       5,017,815
  TRW Automotive Holdings * (A)         55,500       1,418,580
                                                 -------------
                                                    24,815,346
                                                 -------------
CONSUMER STAPLES - 7.8%
  Archer-Daniels-Midland                50,200       2,211,812
  ConAgra Foods                        149,000       3,510,440
  General Mills                         53,500       3,231,400
  Herbalife                             38,300       1,676,774
  Kroger                               136,000       3,706,000
  PepsiCo                               35,800       2,453,374
  Procter & Gamble                      66,100       4,432,005
  Safeway                               38,700       1,222,920
  Sysco                                 87,800       2,684,046
                                                 -------------
                                                    25,128,771
                                                 -------------
ENERGY - 18.2%
  Chevron                              139,800      13,441,770
  Cimarex Energy                        42,700       2,660,210
  ConocoPhillips                       122,500      10,553,375
  Exxon Mobil                          216,600      20,158,962
  Frontier Oil                          64,400       1,600,340
  Marathon Oil                          26,400       1,203,048
  Murphy Oil                            18,000       1,626,120
  Occidental Petroleum                  15,000       1,248,150
  Petro-Canada                          66,200       3,317,944
  Valero Energy                         59,000       2,882,150
                                                 -------------
                                                    58,692,069
                                                 -------------
FINANCIALS - 27.5%
  Allstate                              95,700       4,819,452
  American Financial Group              46,800       1,283,256
  Ameriprise Financial                  68,200       3,238,818
  Assurant                              41,200       2,678,000
  Axis Capital Holdings                 85,600       2,902,696
  Bank of America                      101,200       3,799,048
  Charles Schwab                       106,300       2,296,080
  Chubb                                 82,600       4,375,322
  Credicorp                             15,200       1,221,472
  Endurance Specialty Holdings          64,100       2,380,033
  Everest Re Group                      24,600       2,222,610
  Fairfax Financial Holdings (A)         8,300       2,491,577
  Fifth Third Bancorp                  172,900       3,705,247
  Franklin Resources                    30,600       2,911,590
  Goldman Sachs Group                   29,700       5,683,689
  Janus Capital Group                   50,600       1,419,836
  JPMorgan Chase                       237,200      11,302,580
  Morgan Stanley                        70,500       3,426,300
  Safeco                                45,300       3,023,322
  StanCorp Financial Group              26,400       1,352,736
  Torchmark (A)                         29,300       1,896,882
  Travelers                             93,000       4,687,200
  U.S. Bancorp                          81,700       2,768,813
  W. R. Berkley                         98,100       2,520,189
  Wells Fargo                          256,800       7,639,800
  Willis Group Holdings                 75,500       2,623,625
                                                 -------------
                                                    88,670,173
                                                 -------------
HEALTH CARE - 7.4%
  Aetna                                 30,300       1,321,080
  AmerisourceBergen                     66,300       2,688,465
  Amgen *                               33,000       1,381,710
  Cardinal Health                       46,800       2,436,876
  Cigna                                 27,100       1,157,441
  Johnson & Johnson                     21,800       1,462,562
  King Pharmaceuticals *               130,700       1,227,273
  Pfizer                               467,900       9,409,469
  UnitedHealth Group                    35,100       1,145,313
  WellPoint *                           33,500       1,666,625
                                                 -------------
                                                    23,896,814
                                                 -------------
INDUSTRIAL - 9.7%
  Caterpillar                           23,800       1,948,744
  CSX                                   22,100       1,391,195
  Cummins                               57,000       3,571,050
  Dover                                 29,200       1,444,524
  DryShips (A)                          15,600       1,287,000
  Eaton                                 15,500       1,361,520
  Gardner Denver *                      13,500         627,075
  General Electric                     165,300       5,405,310
  L-3 Communications Holdings, Cl 3     31,000       3,454,950
  Lennox International (A)              35,100       1,163,214
  Norfolk Southern                      28,000       1,668,240
  Northrop Grumman                      56,600       4,164,062
  Parker Hannifin                       44,900       3,585,265
                                                 -------------
                                                    31,072,149
                                                 -------------
INFORMATION TECHNOLOGY - 4.0%
  Compuware *                          270,500       2,039,570
  Hewitt Associates, Cl A * (A)         69,400       2,845,400
  Microsoft                            113,000       3,222,760
  QLogic *                              80,900       1,291,164

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 23

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

LARGE CAP VALUE FUND (CONCLUDED)


Description                                  Shares/Par       Value
-----------------------------------------   -----------   -------------
COMMON STOCK - (CONTINUED)+
INFORMATION TECHNOLOGY - (CONTINUED)
  Seagate Technology(A)                          72,800    $   1,373,736
  Symantec *                                    119,300        2,054,346
                                                           -------------
                                                              12,826,976
                                                           -------------
MATERIALS - 4.4%
  Alcoa                                          32,000        1,112,960
  Carpenter Technology                           27,600        1,415,328
  Dow Chemical                                   81,500        3,272,225
  Lubrizol                                       26,800        1,562,976
  Methanex (A)                                   65,800        1,543,668
  Nucor                                          51,000        3,850,500
  Schnitzer Steel Industries, Cl A (A)           15,100        1,328,800
                                                           -------------
                                                              14,086,457
                                                           -------------
TELECOMMUNICATION SERVICES -6.2%
  AT&T                                          226,832        8,780,667
  Sprint Nextel                                 330,400        2,639,896
  Verizon Communications                        220,000        8,465,600
                                                           -------------
                                                              19,886,163
                                                           -------------
UTILITIES - 6.2%
  Alliant Energy                                 76,700        2,889,289
  American Electric Power                        33,900        1,512,957
  DTE Energy                                     29,500        1,189,145
  Edison International                           70,200        3,662,334
  FirstEnergy                                    53,600        4,054,304
  Public Service Enterprise Group                95,800        4,206,578
  Sierra Pacific  Resources                     182,600        2,488,838
                                                           -------------
                                                              20,003,445
                                                           -------------
  TOTAL COMMON STOCK
   (Cost $  307,391,668)                                     319,078,363
                                                           -------------
MASTER NOTES - 0.9%
  Bear Stearns (B)
   2.638%, 06/02/08                         $ 1,500,000        1,500,000
  Bear Stearns (B)
   2.638%, 09/11/08                           1,500,000        1,500,000
                                                           -------------
  TOTAL MASTER NOTES
   (Cost $  3,000,000)                                         3,000,000
                                                           -------------
REPURCHASE AGREEMENTS - 3.8%
  Bear Stearns (B)
   2.513%, dated 04/30/08, maturing on
   06/05/08, repurchase price $ 2,506,283
   (collateralized by various commercial
   mortgage-backed obligations, ranging
   in par value from $27,500,000 -
   $ 33,095,000, 5.631%-5.633%,
   11/07/14 - 11/07/47, total market
   value $  2,625,346)                        2,500,000        2,500,000
  Deutsche Bank
   1.950%, dated 04/30/08, matures on
   05/01/08, repurchase price $3,484,942
   (collateralized by a U.S. Treasury Note
   obligations, par value $5,849,018,
   0.000%, 08/15/19, total  market value
   $ 3,583,693)                                 629,545          629,545
  Greenwich Capital (B)
   2.588%, dated 04/30/08, maturing on
   05/01/08, repurchase price $ 8,875,638
   (collateralized by various commercial
   mortgage-backed obligations, ranging
   in par value from $310,000 -
   $163,576,000, 0.000% - 6.250%,
   05/25/09 - 04/12/56, total market
   value $ 9,762,542)                         8,875,000        8,875,000
  Lehman Brothers (B)
   2.518%, dated 04/30/08, maturing on
   05/01/08, repurchase price $ 113,055
   (collateralized by a commercial
   mortgage-backed obligations, par value
   $4,055,000, 6.334%, 11/24/37, total
   market value $ 124,359)                      113,047          113,047
                                                           -------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $ 12,117,592)                                        12,117,592
                                                           -------------
  TOTAL   INVESTMENTS - 103.8%
   (Cost  $ 322,509,260) ++                                  334,195,955
                                                           -------------
  OTHER ASSETS & LIABILITIES, NET -(3.8)%                    (12,287,696)
                                                           -------------
  NET ASSETS -100.0%                                       $ 321,908,259
                                                           =============

----------

*     Non-income producing security.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ At April 30, 2008, the tax basis cost of the Fund's investments was $322,509,260, and the unrealized appreciation and depreciation were $37,049,180 and $ (25,362,485), respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $14,044,083.

(B) This security was purchased with cash collateral received from securities lending.

Cl - Class

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

24 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND


Description                             Shares       Value
------------------------------------   --------   -------------
COMMON STOCK - 93.8%+
CONSUMER DISCRETIONARY - 13.2%
  AFC Enterprises *                      32,100   $     332,235
  Arctic Cat (A)                         15,300         115,974
  Asbury Automotive Group                 3,100          51,615
  Belo, Cl A                              8,100          81,810
  Blyth                                   6,100         102,724
  Bob Evans Farms                         2,200          61,754
  CBRL Group                              6,600         243,804
  Columbia Sportswear (A)                 5,900         247,564
  Finish Line, Cl A                       7,200          47,304
  Furniture Brands International (A)     15,800         214,090
  Hooker Furniture (A)                    6,100         127,917
  HOT Topic * (A)                        37,200         197,532
  Landry's Restaurants (A)                8,600         137,342
  Lear * (A)                             10,500         299,985
  Oxford Industries                       3,800         105,602
  Regis                                  11,800         344,560
  Rent-A-Center *                        15,900         342,327
  Ruby Tuesday (A)                       11,700          99,567
  Scholastic * (A)                       10,400         292,760
  Valuevision Media, Cl A * (A)          22,300         124,657
                                                  -------------
                                                      3,571,123
                                                  -------------
CONSUMER STAPLES - 2.8%
  Fresh Del Monte Produce * (A)           6,300         199,647
  Nu Skin Enterprises, Cl A              12,400         222,332
  Pantry *                                7,300          79,205
  Sanderson Farms (A)                     5,900         245,853
                                                  -------------
                                                        747,037
                                                  -------------
ENERGY - 7.7%
  Basic Energy Services *                 9,100         211,120
  Brigham Exploration * (A)              47,200         445,568
  Bronco Drilling *                       4,800          82,560
  Callon Petroleum *                     20,800         416,000
  Energy Partners * (A)                  16,400         199,260
  Grey Wolf *                            42,100         263,967
  Stone Energy *                          7,700         469,238
                                                  -------------
                                                      2,087,713
                                                  -------------
FINANCIALS - 17.1%
  Advance America Cash Advance Centers   29,200         257,252
  Amcore Financial                        9,000         111,960
  Anthracite Capital REIT (A)            32,500         253,500
  Aspen Insurance Holdings               17,100         444,429
  Calamos Asset Management, Cl A         13,800         247,710
  Capital Trust REIT, Cl A (A)            4,700         125,725
  Deerfield Capital REIT (A)             15,800          22,120
  Encore Capital Group * (A)             12,300          82,410
  First Bancorp Puerto Rico (A)          28,600         294,294
  First Financial Holdings                5,100         122,451
  Flagstar Bancorp (A)                   29,900         182,988
  Great Southern Bancorp (A)              4,200          63,336
  IPC Holdings                           11,400         331,854
  Max Capital Group                       7,700         180,257
  Montpelier Re Holdings (A)             19,100         315,150
  National Penn Bancshares (A)           27,200         453,968
  Old National Bancorp (A)               17,300         296,003
  Pacific Capital Bancorp
     North America (A)                   12,300         250,674
  QC Holdings (A)                         9,100          79,807
  RLI                                     2,500         120,000
  Selective Insurance Group              10,900         232,388
  Vineyard National Bancorp (A)          16,485          93,965
  W Holding (A)                          78,300          82,215
                                                  -------------
                                                      4,644,456
                                                  -------------
HEALTH CARE - 12.0%
  AMERIGROUP *                            7,600         197,524
  Apria Healthcare Group *               20,500         361,210
  Centene *                              17,400         319,638
  Enzon Pharmaceuticals *                12,900         112,488
  Kindred Healthcare *                   14,700         348,831
  Martek Biosciences * (A)               15,800         557,108
  Merit Medical Systems *                16,700         245,657
  Odyssey HealthCare *                   12,600         115,290
  Par Pharmaceutical *                   23,800         405,790
  RehabCare Group *                      26,400         448,800
  Valeant Pharmaceuticals
     International * (A)                 11,600         154,048
                                                  -------------
                                                      3,266,384
                                                  -------------
INDUSTRIAL - 14.6%
  Alaska Air Group * (A)                 10,400         223,392
  American Railcar Industries (A)         7,500         154,650
  American Woodmark (A)                   6,600         124,542
  Arkansas Best (A)                       7,800         307,944
  Deluxe                                  3,700          78,662
  Federal Signal (A)                     29,300         406,684
  FreightCar America                     11,000         422,400
  Gibraltar Industries (A)                6,400          66,880
  Herman Miller (A)                       9,500         221,635
  Kelly Services, Cl A                    2,600          57,850
  Navigant Consulting *                   8,100         162,972
  NN                                     15,400         154,616
  Pacer International                    18,800         348,928
  Saia *                                 17,100         236,151
  School Specialty *                      4,100         120,704

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 25

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONTINUED)

Description                                             Shares      Value
---------------------------------                     --------    ----------
COMMON STOCK - (CONTINUED)+
INDUSTRIALS - (CONTINUED)
  Spherion *                                              47,500   $  234,650
  TrueBlue * (A)                                           4,200       53,466
  Wabash National (A)                                     41,500      347,770
  Werner Enterprises (A)                                  12,500      243,125
                                                                   ----------
                                                                    3,967,021
                                                                   ----------
INFORMATION TECHNOLOGY - 18.3%
  Avocent *                                                3,600       70,235
  Black Box                                               11,700      347,841
  Brooks Automation *                                     12,600      130,536
  CACI International, Cl A *                               3,400      170,408
  Ciber *                                                 55,500      347,430
  CMGI *                                                  18,970      262,355
  CSG Systems International *                             22,900      277,090
  CTS                                                     14,400      162,000
  Gevity HR                                               32,100      218,922
  Insight Enterprises *                                    5,000       60,300
  IXYS * (A)                                              29,200      209,364
  Manhattan Associates * (A)                              16,100      418,761
  Mentor Graphics *                                        6,200       62,434
  Parametric Technology *                                 16,900      294,567
  Plantronics                                             10,200      254,082
  RealNetworks * (A)                                      66,900      412,104
  RF Micro Devices *                                      61,000      205,570
  ScanSource *                                             7,600      189,772
  Sybase *                                                10,800      317,736
  SYNNEX *                                                 8,900      212,532
  TIBCO Software *                                        45,500      348,985
                                                                   ----------
                                                                    4,973,024
                                                                   ----------
MATERIALS - 5.0%
  Buckeye Technologies *                                  14,200      122,546
  Headwaters * (A)                                        19,700      225,171
  Hercules (A)                                            11,600      218,080
  Mercer International * (A)                              11,700       78,507
  Olin (A)                                                20,200      407,434
  Spartech                                                 7,100       63,474
  Worthington Industries (A)                              13,800      248,538
                                                                   ----------
                                                                    1,363,750
                                                                   ----------
TELECOMMUNICATION SERVICES - 1.0%
  Premiere Global Services *                              12,400      180,048
  Syniverse Holdings *                                     4,900       76,979
  USA Mobility (A)                                         3,900       27,846
                                                                   ----------
                                                                      284,873
                                                                   ----------
UTILITIES -   2.1%
  Nicor (A)                                                8,200      287,984
  WGL Holdings                                             8,200      268,960
                                                                  -----------
                                                                      556,944
                                                                  -----------
  TOTAL COMMON STOCK
   (Cost $ 29,754,056)                                             25,462,325
                                                                  -----------
REPURCHASE AGREEMENTS -   39.7%
  Bear Stearns (B)
   2.513%, dated 04/30/08, matures on
   06/05/08, repurchase price $2,506,283
   (collaterized by various commercial
   mortgage-backed obligations, ranging
   in par value from $27,500,000-
   $33,095,000, 5.631%-5.633%,
   11/07/14-11/07/47,  total market
   value $ 2,625,346)                                 $2,500,000  $ 2,500,000
  Deutsche Bank
   1.950%, dated 04/30/08, matures on
   05/01/08, repurchase price $ 1,519,477
   (collaterized by various U.S. Treasury
   Note obligations, ranging in par value
   from $933,800-$1,044,600, 0.000%-
   4.625%, 12/31/11-02/15/25, total
   market    vale $ 1,558,360)                         1,519,395    1,519,395
  Greenwich Capital (B)
   2.588%, dated 04/30/08, matures
   05/01/08, repurchase price $ 6,500,467
   (collaterized by various commercial
   mortgage-backed obligations, ranging
   in par value from $310,000-
   $163,576,000, 0.000%-6.250%,
   05/25/09-04/12/56, total market
   value $ 7,150,031)                                  6,500,000    6,500,000
  Lehman Brothers (B)
   2.518%, dated 04/30/08, matures on
   05/01/08, repurchase price $263,305
   (collaterized by a commercial mortgage-
   backed  obligation, par value $4,055,000,
   6.334%, 11/24/37, total market value $ 289,633)       263,287      263,287
                                                                  -----------


                                            See note to schedule of investments.

26 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SMALL CAP ADVANTAGE FUND (CONCLUDED)

Description                                       Value
--------------------------------------------   ------------
REPURCHASE AGREEMENTS - (CONTINUED)
  TOTAL REPURCHASE AGREEMENTS
   (Cost $10,782,682)                          $ 10,782,682
                                               ------------
  TOTAL INVESTMENTS - 133.5%
   (Cost $40,536,738)++                          36,245,007
                                               ------------
  OTHER ASSETS & LIABILITIES, NET - (33.5)%      (9,105,301)
                                               ------------
  NET ASSETS - 100.0%                          $ 27,139,706
                                               ============

----------

*     Non-income producing security.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ At April 30, 2008, the tax basis cost of the Fund's investments was $40,536,738, and the unrealized appreciation and depreciation were $1,368,798 and $(5,660,529) respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $8,707,765.

(B) This security was purchased with cash collateral received from securities lending.

Cl - Class
REIT - Real Estate Investment Trust

Futures - A summary of the open futures contracts held by the Fund at April 30, 2008 are as follows:


     TYPE OF          NUMBER OF   EXPIRATION    UNREALIZED
    CONTRACT          CONTRACTS      DATE      APPRECIATION
-------------------   ---------   ----------   ------------
Russell Mini Future       12       June 2008       $ 20,124

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 27

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SMALL CAP VALUE FUND

Description                            Shares        Value
--------------------------------     ---------   -------------
COMMON STOCK - 97.7%+
CONSUMER DISCRETIONARY - 16.0%
  AH Belo, Cl A * (A)                    8,780   $      85,605
  American Axle & Manufacturing
     Holdings (A)                       72,100       1,452,094
  American Greetings, Cl A              61,500       1,100,850
  Arctic Cat (A)                       109,238         828,024
  ArvinMeritor (A)                     102,900       1,537,326
  Belo, Cl A                            43,900         443,390
  Blyth (A)                             42,400         714,016
  Callaway Golf                         60,700         834,018
  CBRL Group                            38,300       1,414,802
  Ethan Allen Interiors (A)             61,000       1,675,670
  Handleman * (A)                       10,100           7,474
  Hooker Furniture (A)                  55,500       1,163,835
  Jackson Hewitt Tax Service (A)        29,300         436,863
  Journal Communications, Cl A         204,900       1,180,224
  Lear * (A)                            49,900       1,425,643
  M/I Homes (A)                          2,000          34,300
  Modine Manufacturing                  56,500         992,705
  O'Charleys (A)                        54,100         627,560
  Polaris Industries (A)                40,700       1,894,585
  Rent-A-Center *                       47,750       1,028,058
  Rex Stores * (A)                       2,800          45,332
  Ruby Tuesday (A)                     129,100       1,098,641
  Sonic Automotive, Cl A (A)            33,600         681,744
  Stage Stores (A)                      73,400       1,155,316
  Standard Motor Products (A)          101,000         614,080
                                                 -------------
                                                    22,472,155
                                                 -------------
CONSUMER STAPLES - 2.6%
  Nash Finch (A)                        34,700       1,269,326
  Seaboard (A)                             490         823,200
  Universal                             25,200       1,617,588
                                                 -------------
                                                     3,710,114
                                                 -------------
ENERGY - 5.4%
  Allis-Chalmers Energy * (A)           13,700         219,611
  Alon USA Energy (A)                   47,200         658,440
  Grey Wolf * (A)                      250,800       1,572,516
  Holly (A)                             34,700       1,439,356
  Oil States International * (A)        26,400       1,321,584
  SEACOR Holdings *                      8,500         723,435
  Swift Energy *                        17,900         933,306
  Tesoro                                27,100         681,294
                                                 -------------
                                                     7,549,542
                                                 -------------
FINANCIALS - 28.5%
  Advanta, Cl B                         91,600         804,248
  Anthracite Capital REIT (A)          149,300       1,164,540
  Banco Latinoamericano de
     Exportaciones, Cl E                53,800       1,011,440
  Central Pacific Financial             14,500         266,220
  Citizens Republic Bancorp (A)        113,101         933,083
  City Holding                          41,400       1,721,412
  Community Bank System (A)             27,480         700,465
  Community Trust Bancorp               30,400         913,824
  Dime Community Bancshares             56,200       1,049,254
  Financial Federal (A)                 75,100       1,753,585
  First Niagara Financial Group (A)     88,400       1,275,612
  FirstMerit (A)                        47,800         980,856
  Flagstar Bancorp (A)                  82,600         505,512
  Harleysville Group (A)                46,200       1,683,990
  Horace Mann Educators (A)             57,600         974,592
  HRPT Properties Trust REIT           194,400       1,347,192
  Independent Bank (A)                  49,665         396,327
  IndyMac Bancorp (A)                   43,800         142,350
  Integra Bank (A)                      48,300         705,663
  IPC Holdings                          56,700       1,650,537
  Montpelier Re Holdings (A)            88,000       1,452,000
  NBT Bancorp (A)                       55,200       1,257,456
  Newcastle Investment REIT (A)         58,100         574,609
  Odyssey Re Holdings (A)               43,100       1,542,118
  Old National Bancorp (A)              56,900         973,559
  One Liberty Properties REIT           46,100         798,913
  Oriental Financial Group              34,900         656,120
  Presidential Life (A)                 60,400       1,024,384
  Provident Bankshares (A)              70,200         899,262
  RAIT Financial Trust REIT (A)         38,200         290,320
  RLI (A)                               17,000         816,000
  Safety Insurance Group (A)            44,100       1,583,190
  Selective Insurance Group (A)         80,000       1,705,600
  StanCorp Financial Group              25,400       1,301,496
  Sunstone Hotel Investors REIT (A)     78,300       1,462,644
  Webster Financial                     63,500       1,654,175
  Whitney Holding                       21,700         507,997
  Zenith National Insurance             42,400       1,574,736
                                                   -----------
                                                    40,055,281
                                                   -----------
HEALTH CARE - 3.0%
  Apria Healthcare Group * (A)          62,300       1,097,726
  Datascope                             27,700       1,037,642
  Kindred Healthcare *                  23,400         555,282
  Lincare Holdings *                    28,300         688,822
  Lumenis *                                 13               -
  Par Pharmaceutical *                  45,200         770,660
                                                   -----------
                                                     4,150,132
                                                   -----------

                                            See note to schedule of investments.

28 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SMALL CAP VALUE FUND (CONTINUED)

Description                                Shares       Value
----------------------------------        -------    ------------
COMMON STOCK - (CONTINUED)+
INDUSTRIAL - 19.2%
  Alaska Air Group *                       33,700    $    723,876
  American Woodmark (A)                    42,500         801,975
  AO Smith (A)                             48,600       1,503,684
  Applied Industrial Technologies          38,800         937,408
  Arkansas Best (A)                         5,942         234,590
  Con-way                                  29,200       1,350,500
  Crane                                    16,600         679,604
  Deluxe                                   23,100         491,106
  Ennis                                    44,500         753,830
  EnPro Industries *                       26,500         961,950
  GATX                                     25,200       1,108,800
  Griffon * (A)                            68,300         638,605
  IKON Office Solutions                   159,700       1,748,715
  Kelly Services, Cl A (A)                 93,800       2,087,050
  Mesa Air Group * (A)                    146,700          96,822
  Mueller Industries (A)                   59,900       1,938,963
  Mueller Water Products, Cl B (A)         59,157         469,707
  NACCO Industries, Cl A (A)               13,100       1,177,690
  Pacer International                      72,900       1,353,024
  PAM Transportation Services *            43,452         618,756
  Regal-Beloit (A)                         17,200         637,948
  Ryder System (A)                         28,900       1,978,783
  Saia *                                   44,200         610,402
  Spherion * (A)                          130,900         646,646
  Steelcase, Cl A                          52,300         579,484
  Timken                                   24,000         867,600
  United Rentals *                         29,300         552,012
  Walter Industries                         9,700         672,792
  YRC Worldwide * (A)                      44,700         726,375
                                                     ------------
                                                       26,948,697
                                                     ------------
INFORMATION TECHNOLOGY - 13.7%
  3Com *                                  161,700         386,463
  Asyst Technologies * (A)                318,700       1,140,946
  Axcelis Technologies * (A)               89,000         480,600
  Black Box (A)                             9,123         271,227
  Brocade Communications Systems *        101,500         726,740
  Ciber * (A)                             121,000         757,460
  CSG Systems International *              36,943         447,010
  CTS (A)                                 114,100       1,283,625
  Gerber Scientific *                      96,700         896,409
  Gevity HR                                16,792         114,521
  Imation                                  32,600         762,188
  JDA Software Group * (A)                 40,400         763,560
  Kemet * (A)                             191,100         777,777
  MAXIMUS                                  11,500         436,080
  Mentor Graphics *                       100,400       1,011,028
  Methode Electronics (A)                  91,900         996,196
  Micrel                                  100,700         988,874
  MKS Instruments *                        78,100       1,784,585
  Quantum *                               573,000       1,002,750
  RF Micro Devices * (A)                  217,300         732,301
  Skyworks Solutions *                    100,600         874,214
  Technitrol (A)                           45,700         959,700
  United Online (A)                       150,700       1,609,476
                                                    -------------
                                                       19,203,730
                                                    -------------
MATERIALS - 6.2%
  Glatfelter                               87,600       1,278,084
  HB Fuller                                32,800         757,024
  NewMarket (A)                            12,300         798,639
  Olin (A)                                 48,000         968,160
  OM Group *                               11,100         607,836
  Schulman A                               46,000         975,200
  Schweitzer-Mauduit International         58,700       1,299,031
  Sensient Technologies                    18,900         562,653
  Spartech                                106,900         955,686
  Worthington Industries (A)               29,200         525,892
                                                    -------------
                                                        8,728,205
                                                    -------------
TELECOMMUNICATION SERVICES - 0.4%
  Citizens Communications                       1              11
  Premiere Global Services * (A)           38,700         561,924
                                                    -------------
                                                          561,935
                                                    -------------
UTILITIES - 2.7%
  Nicor (A)                                42,900       1,506,648
  PNM Resources                            39,600         573,804
  Unisource Energy (A)                     27,300         852,852
  Westar Energy                            37,400         867,306
                                                    -------------
                                                        3,800,610
                                                    -------------
  TOTAL COMMON STOCK
   (Cost $ 167,344,949)                               137,180,401
                                                    -------------
MASTER NOTES - 3.6%
  Bear Stearns (B)
   2.638%, 06/02/08                  $  2,500,000       2,500,000
  Bear Stearns (B)
   2.638%, 09/11/08                     2,500,000       2,500,000
                                                    -------------
  TOTAL MASTER NOTES
   (Cost $ 5,000,000)                                   5,000,000
                                                    -------------

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 29

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SMALL CAP VALUE FUND (CONCLUDED)

Description                                         Par            Value
---------------------------------------------   ------------   ---------------
CORPORATE OBLIGATION - 1.8%
  Morgan Stanley Dean Witter (B) (C)
  2.380%, 04/30/09                              $  2,500,000   $     2,500,000
                                                               ---------------
  TOTAL CORPORATE OBLIGATION
   (Cost $ 2,500,000)                                                2,500,000
                                                               ---------------
REPURCHASE AGREEMENTS - 31.3%
  Bear Stearns (B)
   2.513%, dated 04/30/08, matures on
   06/05/08, repurchase price $ 2,506,283
   (collaterized by various commercial
   mortgage-backed obligations
   ranging in par value from
   $27,500,000-$33,095,000,
   5.631% - 5.633%, 11/07/14 - 11/07/47,
   total market value $ 2,618,710)                 2,500,000         2,500,000
  Deutsche Bank
   1.950%, dated 04/30/08, matures on
   05/01/08, repurchase price $ 3,484,942
   (collateralized by a U.S. Treasury Note
   obligations, par value $5,849,018,
   0.000%, 08/15/19, total market
   value $ 3,583,693)                              3,484,753         3,484,753
  Greenwich Capital (B)
   2.588%, dated 04/30/08, matures on
   05/01/08, repurchase price $37,752,714
   (collaterized by various commercial
   mortgage-backed obligations ranging
   in par value from $310,000 - $163,576,000,
   0.000% - 6.250%, 05/25/09 - 04/12/56,
   total market value $ 41,304,727)               37,750,000        37,750,000
  Lehman Brothers (B)
   2.518%, dated 04/30/08, matures on
   05/01/08, repurchase price $ 214,060
   (collaterized by a commercial
   mortgage-backed obligation, par
   value $4,055,000, 6.334%, 11/24/37,
   total market value $ 234,206)                     214,045           214,045
                                                               ---------------
  TOTAL REPURCHASE AGREEMENTS
   (Cost $ 43,948,798)                                              43,948,798
                                                               ---------------
TOTAL INVESTMENTS - 134.4%
  (Cost $ 218,793,747) ++                                          188,629,199
                                                               ---------------
OTHER ASSETS & LIABILITIES, NET - (34.4)%                          (48,261,979)
                                                               ---------------
NET ASSETS - 100.0%                                            $   140,367,220
                                                               ===============

----------

*     Non-income producing security.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ At April 30, 2008, the tax basis cost of the Fund's investments was $218,793,747, and the unrealized appreciation and depreciation were $10,037,229 and $(40,201,777) respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $45,398,175.

(B) This security was purchased with cash collateral received from securities lending.

(C)   Floating rate security. Rate disclosed is as of April 30, 2008.

Cl - Class
REIT - Real Estate Investment Trust
Amounts designated as " -" are either $0 or have been rounded to $0.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

30 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

VALUE MOMENTUM FUND

Description                                     Shares        Value
------------------------------------------   ------------   -----------
  COMMON STOCK-98.8%+

  CONSUMER DISCRETIONARY - 11.1%
    Autoliv                                        70,000   $ 4,286,800
    Belo, Cl A (A)                                147,650     1,491,265
    Comcast, Cl A                                 370,000     7,488,800
    Home Depot                                    107,000     3,081,600
    Lee Enterprises (A)                           121,900       942,287
    Leggett & Platt (A)                           116,900     1,940,540
    McGraw-Hill (A)                                99,900     4,094,901
    News, Cl A (A)                                462,750     8,283,225
    Pulte Homes                                   194,400     2,534,976
    Target                                         73,200     3,889,116
    Time Warner                                   316,350     4,697,798
    Washington Post, CI B (A)                       2,750     1,802,900
    WCI Communities                                58,600       192,794
    Wyndham Worldwide (A)                          67,600     1,452,048
                                                            -----------
                                                             46,179,050
                                                            -----------

  CONSUMER STAPLES - 12.0%
    Altria Group                                  152,150     3,043,000
    Cadbury Schweppes ADR (A)                     153,400     7,071,740
    Diageo ADR (A)                                 40,350     3,304,665
    Fomento Economico Mexicano ADR                130,000     5,648,500
    Henkel KGaA ADR (A)                            70,700     2,840,988
    Kraft Foods, Cl A                              77,700     2,457,651
    Nestle ADR                                     79,700     9,507,684
    Philip Morris International *                 152,150     7,764,215
    Wal-Mart Stores                               139,350     8,079,513
                                                            -----------
                                                             49,717,956
                                                            -----------

  ENERGY - 14.1%
    Chevron                                       175,000    16,826,250
    ConocoPhillips                                 93,250     8,033,487
    Exxon Mobil                                   155,000    14,425,850
    Halliburton                                    85,000     3,902,350
    Marathon Oil                                   83,000     3,782,310
    Peabody Energy                                 35,000     2,139,550
    Suncor Energy (A)                              25,000     2,817,250
    Williams                                      194,550     6,906,525
                                                            -----------
                                                             58,833,572
                                                            -----------

  FINANCIALS - 22.6%
    Aflac                                          65,000     4,333,550
    American International Group (A)              123,000     5,682,600
    Bank of America                               184,750     6,935,515
    Bank of New York Mellon                       150,350     6,544,735
    Berkshire Hathaway, CI B *                      2,750    12,256,750
    Citigroup                                     329,550     8,327,728
    Federal National Mortgage Association          60,000     1,698,000
    Genworth Financial, Cl A                      159,000     3,666,540
    Goldman Sachs Group                            15,000     2,870,550
    Hanover Insurance Group                        51,150     2,295,612
    JPMorgan Chase                                263,350    12,548,628
    Loews                                          76,175     3,207,729
    Marsh & McLennan (A)                          240,850     6,645,052
    Morgan Stanley                                 57,000     2,770,200
    Prudential Financial (A)                       53,000     4,012,630
    Travelers                                      50,000     2,520,000
    Washington Mutual (A)                         108,500     1,333,465
    Wells Fargo (A)                               213,300     6,345,675
                                                            -----------
                                                             93,994,959
                                                            -----------

  HEALTH CARE - 6.5%
    Baxter International                           78,500     4,892,120
    Boston Scientific *                           374,500     4,992,085
    Covidien (A)                                   66,500     3,104,885
    GlaxoSmithKline PLC, SP ADR (A)                49,050     2,163,595
    Merck                                         215,000     8,178,600
    Pfizer                                        188,000     3,780,680
                                                            -----------
                                                             27,111,965
                                                            -----------

  INDUSTRIAL - 12.4%
    Avery Dennison                                 45,000     2,168,550
    Boeing                                         33,300     2,825,838
    General Electric                              535,000    17,494,500
    Honeywell International                       107,000     6,355,800
    Insituform Technologies, CI A                 124,000     2,098,080
    Masco (A)                                      73,300     1,334,793
    Pitney Bowes (A)                               55,000     1,986,050
    Tyco International (A)                         65,400     3,060,066
    United Technologies                            48,050     3,482,184
    USG                                           113,500     4,007,685
    Waste Management                              190,000     6,859,000
                                                            -----------
                                                             51,672,546
                                                            -----------

  INFORMATION TECHNOLOGY - 12.9%
    Accenture, Cl A                                57,950     2,176,022
    Cisco Systems *                               156,000     3,999,840
    Corning                                       236,850     6,326,263
    Diebold                                        69,650     2,730,280
    Hewlett-Packard                                87,400     4,050,990
    Intel (A)                                     105,000     2,337,300
    International Business Machines (A)            75,000     9,052,500
    Microsoft                                     456,000    13,005,120
    Nokia ADR                                     140,000     4,209,800
    Tyco Electronics (A)                           65,600     2,454,096
    Western Union                                 143,000     3,289,000
                                                            -----------
                                                             53,631,211
                                                            -----------

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 31

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

VALUE MOMENTUM FUND (CONTINUED)

Description                                     Shares/Par       Value
--------------------------------------------   ------------   ------------
COMMON STOCK - (CONTINUED)+

   MATERIALS - 3.2%
     Alcoa                                           83,000   $  2,886,740
     Cabot (A)                                       53,000      1,545,480
     Dow Chemical                                    50,000      2,007,500
     Rio Tinto ADR (A)                                4,900      2,303,000
     Weyerhaeuser                                    68,600      4,382,168
                                                              ------------
                                                                13,124,888
                                                              ------------

   TELECOMMUNICATION SERVICES - 1.8%
     Sprint Nextel                                  205,000      1,637,950
     Verizon Communications                         152,000      5,848,960
                                                              ------------
                                                                 7,486,910
                                                              ------------

   UTILITIES - 2.2%
     Questar (A)                                    145,000      8,994,350
                                                              ------------
                                                                 8,994,350
                                                              ------------

     TOTAL COMMON STOCK
        (Cost $323,517,283)                                    410,747,407
                                                              ------------

MASTER NOTES - 1.2%
     Bear Stearns (B)
        2.638%, 06/02/08                       $  2,500,000      2,500,000
     Bear Stearns (B)
        2.638%, 09/11/08                          2,500,000      2,500,000
                                                              ------------

     TOTAL MASTER NOTES
        (Cost $5,000,000)                                        5,000,000
                                                              ------------

REGISTERED INVESTEMENT COMPANY - 1.2%
     Dreyfus Cash Management                      4,773,587      4,773,587
                                                              ------------

     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $4,773,587)                                        4,773,587
                                                              ------------

CORPORATE OBLIGATION - 0.6%
     Morgan Stanley Dean Witter (B)
        2.380%, 04/03/09                       $  2,500,000      2,500,000
                                                              ------------

     TOTAL CORPORATE OBLIGATION
        (Cost $2,500,000)                                        2,500,000
                                                              ------------

REPURCHASE AGREEMENTS - 7.0%
   Bear Stearns (B)
     2.513%, dated 04/30/08, maturing on
     06/05/08, repurchase price $5,012,565
     (collateralized by various commercial
     mortgage-backed obligations, ranging
     in par from $27,500,000 - $33,095,000,
     5.631% - 5.633%, 11/07/14 -11/07/47,
     total market value $5,250,691)               5,000,000      5,000,000

   Greenwich Capital (B)
     2.588%, dated 04/30/08, maturing on
     05/01/08, repurchase price $
     24,001,725 (collateralized by various
     commercial mortgage-backed
     obligations, ranging in par from
     $310,000 - $163,576,000, 0.000%-6.250%,
     05/25/09 - 04/12/56, total market value
     $26,400,115)                                24,000,000     24,000,000

  Lehman Brothers (B)
     2.518%, dated 04/30/08, maturing on
     05/01/08, repurchase price $82,404
     (collateralized by a commercial
     mortgage -backed obligation, par value
     $82,398, 6.334%, 11/24/37, total market
     value $90,643)                                  82,398         82,398
                                                              ------------

  TOTAL REPURCHASE AGREEMENTS
     (Cost  $29,082,398)                                        29,082,398
                                                              ------------

TOTAL INVESTMENTS - 108.8%
  (Cost $364,873,268) ++                                       452,103,392
                                                              ------------

OTHER ASSETS &  LIABILITIES, NET - (8.8)%                      (36,569,219)
                                                              ------------

NET ASSETS - 100.0%                                          $ 415,534,173
                                                              ============

-------------
*    Non-income producing security.

+ Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

++ At April 30, 2008, the tax basis cost of the Fund's investments was $364,873,265, and the unrealized appreciation and depreciation were $111,872,039 and $(24,641,912) respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $35,312,226.

(B) This security was purchased with cash collateral received from securities lending.

ADR - American Depositary Receipt
Cl - Class
PLC - Public Liability Company
SP ADR - Sponsored American Depositary Receipt

                                            See note to schedule of investments.

32 | 1.88.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

VALUE MOMENTUM FUND (CONCLUDED)

(C) Transactions in written options for the period ended April 30, 2008 were as follows:

                               NUMBER OF
                               CONTRACTS      PREMIUM
                              -----------   ------------
Outstanding July 31, 2007               -   $          -
Call Options Written                   14         45,108
Put Options Written                     -              -
Call Options Closed                     -              -
Put Options Closed                      -              -
                              -----------   ------------
Outstanding, April 30, 2008            14   $     45,108
                              ===========   ============

                               NUMBER OF
DESCRIPTION                    CONTRACTS       VALUE
---------------------------   -----------   ------------
WRITTEN OPTIONS-0.0%
  Rio Pinto 07/08 @ 500                14   $     31,500
                                            ------------

  TOTAL WRITTEN OPTIONS
   (Premium $45,108)                        $     31,500
                                            ============

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 33

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CAPITAL GROWTH ALLOCATION FUND

Description                                     Shares         Value
------------------------------------------   -----------   ------------
AFFILIATED EQUITY REGISTERED INVESTMENT
COMPANIES - 86.1%
     HighMark Cognitive Value Fund,
        Fiduciary Shares - 2.1%                  142,394   $  1,483,746
     HighMark Core Equity Fund,
        Fiduciary Shares - 23.1%               1,841,817     16,005,394
     HighMark Enhanced Growth Fund,
        Fiduciary Shares - 1.0% *                 73,413        720,916
     HighMark International Opportunities
        Fund, Fiduciary Shares - 15.1%         1,124,687     10,515,821
     HighMark Large Cap Growth Fund,
        Fiduciary Shares - 15.4%               1,090,819     10,690,027
     HighMark Large Cap Value Fund,
        Fiduciary Shares - 7.7%                  409,860      5,336,381
     HighMark Small Cap Advantage Fund,
        Fiduciary Shares - 7.6%                  336,693      5,262,519
     HighMark Small Cap Value Fund,
        Fiduciary Shares - 1.4%                   82,429        981,725
     HighMark Value Momentum Fund,
        Fiduciary Shares - 12.7%                 451,134      8,783,575
                                                           ------------

     TOTAL AFFILIATED EQUITY REGISTERED
        INVESTMENT COMPANIES
        (Cost $63,785,141)                                   59,780,104
                                                           ------------

AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES - 8.3%
     HighMark Bond Fund,
        Fiduciary Shares - 1.1%                   75,041       802,938
     HighMark Short Term Bond Fund,
        Fiduciary Shares - 7.2%                  501,388      4,988,814
                                                           ------------

     TOTAL AFFILIATED FIXED INCOME
        REGISTEREDINVESTMENT COMPANIES
        (Cost $5,702,402)                                     5,791,752
                                                           ------------

AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY  - 1.5%
     HighMark Diversified Money Market
        Fund, Fiduciary Shares, 2.57% (A)      1,003,447      1,003,447
                                                           ------------

     TOTAL AFFILIATED MONEY MARKET
        REGISTERED INVESTMENT COMPANY
        (Cost $1,003,447)                                     1,003,447
                                                           ------------

EQUITY REGISTERED INVESTMENT
COMPANIES - 3.9%
     JPMorgan Small Cap Growth Fund,
        Institutional Class - 3.0%               207,817      2,038,685
     Lazard Emerging Markets Portfolio,
        Institutional Class - 0.9%                26,411        636,241
                                                           ------------

     TOTAL EQUITY REGISTERED INVESTMENT
     COMPANIES
        (Cost  $3,148,963)                                    2,674,926
                                                           ------------

FIXED INCOME REGISTERED INVESTMENT
COMPANY-0.5%
     Eaton Vance Income Fund of Boston,
        Institutional Class                       58,023        348,716
                                                           ------------

     TOTAL FIXED INCOME REGISTERED
        INVESTMENT COMPANY
        (Cost $345,712)                                         348,716
                                                           ------------

   TOTAL INVESTMENTS - 100.3%
     (Cost $73,985,665) +                                    69,598,945
                                                           ------------

   OTHER ASSETS & LIABILITIES, NET -(0.3)%                     (199,463)
                                                           ------------

   NET ASSETS - 100.0%                                     $ 69,399,482
                                                           ============

----------

*    Non-income producing security.

+ At April 30, 2008, the tax basis cost of the Fund's investments was $73,985,665, and the unrealized appreciation and depreciation were $709,210 and $(5,095,930) respectively.

(A)  The rate shown represents the 7-day effective yield as of April 30, 2008.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

34 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

DIVERSIFIED EQUITY ALLOCATION FUND

Description                                     Shares         Value
-------------------------------------------   -----------   ------------
AFFILIATED EQUITY REGISTERED INVESTMENT
COMPANIES-96.3%
     HighMark Cognitive Value Fund,
        Fiduciary Shares - 2.4%                    13,435   $    139,990
     HighMark Core Equity Fund,
        Fiduciary Shares - 28.1%                  191,207      1,661,589
     HighMark Enhanced Growth Fund,
        Fiduciary Shares - 1.3% *                   7,901         77,588
     HighMark International Opportunities
        Fund, Fiduciary Shares - 16.7%            105,646        987,791
     HighMark Large Cap Growth Fund,
        Fiduciary Shares - 15.4%                   92,814        909,576
     HighMark Large Cap Value Fund,
        Fiduciary Shares - 6.8%                    30,677        399,414
     HighMark Small Cap Advantage Fund,
        Fiduciary Shares - 8.4%                    31,930        499,072
     HighMark Small Cap Value Fund,
        Fiduciary Shares - 1.8%                     8,712        103,767
     HighMark Value Momentum Fund,
        Fiduciary Shares - 15.4%                   46,894        913,020
                                                            ------------

     TOTAL AFFILIATED EQUITY REGISTERED
        INVESTMENT COMPANIES
        (Cost $6,322,443)                                      5,691,807
                                                            ------------

AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY-0.1%
     HighMark Diversified Money Market
        Fund, Fiduciary Shares, 2.57% (A)           5,811          5,811
                                                            ------------

     TOTAL AFFILIATED MONEY MARKET
        REGISTERED INVESTMENT COMPANY
        (Cost $5,811)                                              5,811
                                                            ------------

EQUITY REGISTERED INVESTMENT COMPANIES-4.6%
     JPMorgan Small Cap Growth Fund,
        Institutional Class - 3.3%                 19,961        195,813
     Lazard Emerging Markets Portfolio,
        Institutional Class - 1.3%                  3,020         72,752
                                                            ------------
     TOTAL EQUITY REGISTERED INVESTMENT
        COMPANIES (Cost $309,425)                                268,565
                                                            ------------
   TOTAL INVESTMENTS - 101.0%
     (Cost $6,637,679)+                                        5,966,183
                                                            ------------
   OTHER ASSETS & LIABILITIES, NET - (1.0)%                      (57,611)
                                                            ------------
   NET ASSETS - 100.0%                                      $  5,908,572
                                                            ============

----------

*    Non-income producing security.

+ At April 30, 2008, the tax basis cost of the Fund's investments was $6,637,679, and the unrealized appreciation and depreciation were $2,725 and $(674,221) respectively.

(A)  The rate shown represents the 7-day effective yield as of April 30, 2008.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 35

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

GROWTH & INCOME ALLOCATION FUND

Description                                     Shares        Value
------------------------------------------   -----------   ------------
AFFILIATED EQUITY REGISTERED INVESTMENT
COMPANY-66.4%
     HighMark Cognitive Value Fund,
        Fiduciary Shares - 1.7%                  103,007   $  1,073,328
     HighMark Core Equity Fund,
        Fiduciary Shares - 16.5%               1,221,807     10,617,507
     HighMark Enhanced Growth Fund,
        Fiduciary Shares - 0.8% *                 50,756        498,424
     HighMark International Opportunities
        Fund, Fiduciary Shares - 12.2%           836,343      7,819,806
     HighMark Large Cap Growth Fund,
        Fiduciary Shares - 12.3%                 805,360      7,892,527
     HighMark Large Cap Value Fund,
        Fiduciary Shares - 6.4%                  316,086      4,115,440
     HighMark Small Cap Advantage Fund,
        Fiduciary Shares - 6.0%                  249,176      3,894,622
     HighMark Small Cap Value Fund,
        Fiduciary Shares - 1.3%                   68,764        818,979
     HighMark Value Momentum Fund,
        Fiduciary Shares - 9.2%                  302,314      5,886,059
                                                           ------------

     TOTAL AFFILIATED EQUITY REGISTERED
        INVESTMENT COMPANIES
        (Cost $44,819,231)                                   42,616,692
                                                           ------------
AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES-26.6%
     HighMark Bond Fund,
        Fiduciary Shares - 10.8%                 645,767      6,909,703
     HighMark Short Term Bond Fund,
        Fiduciary Shares - 15.8%               1,020,543     10,154,407
                                                           ------------

     TOTAL AFFILIATED FIXED INCOME
        REGISTERED INVESTMENT COMPANIES
        (Cost $16,782,650)                                   17,064,110
                                                           ------------

AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY -3.0%
     HighMark Diversified Money Market
        Fund, Fiduciary Shares, 2.57% (A)      1,911,992      1,911,992
                                                           ------------

     TOTAL AFFILIATED MONEY MARKET
     REGISTERED
        INVESTMENT COMPANY
        (Cost $1,911,992)                                     1,911,992
                                                           ------------

EQUITY REGISTERED INVESTMENT
COMPANIES-3.1%
     JPMorgan Small Cap Growth Fund,
        Institutional Class - 2.4%               155,657      1,526,997
     Lazard Emerging Markets Portfolio,
        Institutional Class - 0.7%                19,373        466,696
                                                           ------------

     TOTAL EQUITY REGISTERED INVESTMENT
        COMPANIES (Cost   $2,295,319)                         1,993,693
                                                           ------------

FIXED INCOME REGISTERED INVESTMENT
COMPANY-1.0%
     Eaton Vance Income Fund of Boston,
        Institutional Class                      107,002        643,081
                                                           ------------

     TOTAL FIXED INCOME REGISTERED
        INVESTMENT COMPANY
        (Cost $637,849)                                         643,081
                                                           ------------

   TOTAL INVESTMENTS - 100.1%
     (Cost $66,447,041)+                                     64,229,568
                                                           ------------

   OTHER ASSETS & LIABILITIES, NET -(0.1)%                      (50,461)
                                                           ------------

   NET ASSETS - 100.0%                                     $ 64,179,107
                                                           ============

----------

*    Non-income producing security.

+ At April 30, 2008, the tax basis cost of the Fund's investments was $66,447,041, and the unrealized appreciation and depreciation were $1,024,683 and $(3,242,156) respectively.

(A)  The rate shown represents the 7-day effective yield as of April 30, 2008.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

36 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

INCOME PLUS ALLOCATION FUND

Description                                     Shares        Value
-----------------------------------------     ---------   -------------
AFFILIATED FIXED INCOME REGISTERED
INVESTMENT COMPANIES - 54.3%

  HighMark Bond Fund,
     Fiduciary Shares - 22.0%                   205,208   $  2,195,725
  HighMark Short Term Bond Fund,
     Fiduciary Shares - 32.3%                   323,130      3,215,148
                                                          ------------
  TOTAL AFFILIATED FIXED INCOME REGISTERED
     INVESTMENT COMPANIES
     (Cost $5,339,550)                                       5,410,873
                                                          ------------

AFFILIATED EQUITY REGISTERED INVESTMENT COMPANIES - 38.0%

  HighMark Cognitive Value Fund,
     Fiduciary Shares - 0.9%                      8,628         89,907
  HighMark Core Equity Fund,
     Fiduciary Shares - 10.9%                   124,281      1,080,005
  HighMark Enhanced Growth Fund,
     Fiduciary Shares - 0.3% *                    3,047         29,922
  HighMark International Opportunities
     Fund, Fiduciary Shares - 3.7%               39,368        368,091
  HighMark Large Cap Growth Fund,
     Fiduciary Shares - 8.6%                     87,626        858,735
  HighMark Large Cap Value Fund,
     Fiduciary Shares - 3.6%                     27,210        354,267
  HighMark Small Cap Advantage Fund,
     Fiduciary Shares - 3.2%                     20,509        320,547
  HighMark Small Cap Value Fund,
     Fiduciary Shares - 0.7%                      6,001         71,472
  HighMark Value Momentum Fund,
     Fiduciary Shares - 6.1%                     31,379        610,947
                                                          ------------

  TOTAL AFFILIATED EQUITY REGISTERED
     INVESTMENT COMPANIES
     (Cost $4,071,866)                                       3,783,893
                                                          ------------
AFFILIATED MONEY MARKET REGISTERED
INVESTMENT COMPANY - 4.1%

  HighMark Diversified Money Market Fund,
     Fiduciary Shares, 2.57% (A)                409,969        409,969
                                                          ------------

  TOTAL AFFILIATED MONEY MARKET
     REGISTERED INVESTMENT COMPANY
     (Cost $409,969)                                           409,969
                                                          ------------

FIXED INCOME REGISTERED INVESTMENT COMPANY - 1.8%

  Eaton Vance Income Fund of Boston,
     Institutional Class                         29,099        174,888
                                                          ------------

  TOTAL FIXED INCOME REGISTERED
     INVESTMENT COMPANY
     (Cost$173,358)                                            174,888
                                                          ------------

EQUITY REGISTERED INVESTMENT COMPANIES - 1.7%

  JPMorgan Small Cap Growth Fund,
     Institutional Class - 1.3%                  13,670        134,099
  Lazard Emerging Markets Portfolio,
     Institutional Class - 0.4%                   1,505         36,255
                                                          ------------

  TOTAL EQUITY REGISTERED INVESTMENT COMPANIES
     (Cost$197,536)                                            170,354
                                                          ------------

TOTAL INVESTMENTS - 99.9%
  (Cost $10,192,279)+                                        9,949,977
                                                          ------------

OTHER ASSETS & LIABILITIES, NET - 0.1%                           8,914
                                                          ------------

NET ASSETS - 100.0%                                       $  9,958,891
                                                          ============

-----

*     Non-income producing security.

+ At April 30, 2008, the tax basis cost of the Fund's investments was $10,192,279, and the unrealized appreciation and depreciation were $87,265 and $(329,567) respectively.

(A)   The rate shown represents the 7-day effective yield as of April 30, 2008.

For information regarding the fund's policy regarding valuation of investments And other significant accounting policies, please refer to the Fund's Most Recent Semi-Annual Or Annual Financial Statement.

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 37

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

BOND FUND

Description                                      Par           Value
--------------------------------------     -------------- ------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS - 41.1%

  FHLMC Gold
     6.500%, 11/01/09                      $    193,123   $    196,236
     6.000%, 10/01/09                           282,972        283,838
     6.000%, 06/01/13                         1,010,991      1,047,638
     6.000%, 09/01/13                           939,235        972,159
     6.000%, 09/01/17                         2,569,586      2,654,064
     6.000%, 11/01/17                           790,948        816,897
     5.500%, 03/01/17                           768,572        786,863
     5.500%, 08/01/21                         7,260,824      7,399,072
     5.000%, 10/01/20                         1,437,424      1,449,356
     5.000%, 07/01/35                         4,518,460      4,448,686
     4.500%, 05/01/19                         1,846,930      1,831,906
     4.500%, 07/01/19                         5,300,755      5,257,634
     4.500%, 04/01/20                           719,111        713,262
     4.000%, 04/01/18                         4,245,996      4,117,627
     4.000%, 06/01/19                         9,124,538      8,817,654
  FHLMC, CMO REMIC Ser 1666, Cl J
     6.250%, 01/15/24                         2,000,000      2,070,140
  FNMA
     8.500%, 05/01/25                            26,685         29,267
     8.000%, 08/01/24                             3,481          3,784
     8.000%, 09/01/24                               485            527
     8.000%, 07/01/26                            35,391         38,462
     8.000%, 06/01/30                            19,857         21,485
     7.500%, 12/01/26                           227,625        246,020
     7.000%, 02/01/09                            24,785         24,861
     7.000%, 12/01/10                           188,982        191,029
     7.000%, 05/01/30                            41,094         43,775
     6.500%, 04/01/14                           578,217        601,249
     6.500%, 03/01/24                            62,887         65,798
     6.500%, 05/01/26                            68,039         71,189
     6.500%, 01/01/28                            21,509         22,478
     6.500%, 03/01/28                            39,149         40,913
     6.500%, 04/01/28                           168,506        176,096
     6.500%, 01/01/29                           778,696        813,771
     6.500%, 06/01/29                           358,732        374,779
     6.500%, 06/01/29                           474,775        496,012
     6.500%, 07/01/29                           421,610        440,469
     6.500%, 08/01/29                           176,828        184,738
     6.500%, 05/01/30                           601,645        628,557
     6.000%, 05/01/09                             5,804          5,902
     6.000%, 09/01/10                            32,658         32,758
     6.000%, 05/01/11                            36,553         37,714
     6.000%, 01/01/12                            17,784         18,349
     6.000%, 01/01/12                            17,634         18,195
     6.000%, 03/01/13                            74,064         76,501
     6.000%, 08/01/14                         2,520,855      2,600,920
     6.000%, 05/01/16                           705,996        729,155
     6.000%, 10/01/16                           920,627        950,826
     6.000%, 11/01/17                         2,050,511      2,117,774
     6.000%, 12/01/27                             6,933          7,150
     6.000%, 12/01/27                             3,111          3,208
     6.000%, 12/01/27                            50,085         51,652
     6.000%, 12/01/27                            23,232         23,959
     6.000%, 07/01/28                           461,432        475,728
     6.000%, 08/01/28                           122,824        126,629
     6.000%, 10/01/28                           212,648        219,236
     6.000%, 10/01/28                            84,146         86,753
     6.000%, 12/01/28                         1,199,247      1,236,400
     6.000%, 12/01/28                           382,325        394,169
     6.000%, 12/01/28                           468,854        483,380
     5.500%, 01/01/17                           512,266        524,842
     5.500%, 02/01/17                           297,025        304,224
     5.500%, 12/01/17                         2,535,838      2,597,302
     5.500%, 03/01/20                        11,954,572     12,236,858
     5.500%, 11/01/33                         7,646,817      7,715,128
     5.500%, 04/01/35                         3,506,470      3,531,767
     5.500%, 04/01/36                         9,560,962      9,629,939
     5.000%, 01/01/09                           186,324        186,437
     5.000%, 11/01/17                         3,261,526      3,298,792
     5.000%, 12/01/17                         1,217,246      1,231,154
     5.000%, 02/01/18                         3,559,575      3,596,908
     5.000%, 11/01/18                           523,198        528,686
     5.000%, 03/01/34                         2,627,111      2,589,459
     5.000%, 03/01/34                         4,971,028      4,899,784
     5.000%, 08/01/34                         9,878,800      9,733,592
     5.000%, 07/01/35                         5,053,900      4,973,571
     4.500%, 04/01/18                        20,164,353     20,060,774
     4.500%, 08/01/18                         2,272,078      2,260,407
     4.500%, 07/01/20                         7,022,377      6,975,332
  FNMA, CMO REMIC Ser 2003-25, Cl CD,
     3.500%, 03/25/17                         3,955,792      3,915,243
  GNMA
     8.000%, 04/15/17                            18,315         19,900
     8.000%, 05/15/17                            16,681         18,125
     8.000%, 11/15/26                           262,251        287,140
     8.000%, 12/15/26                           110,276        120,741
     7.500%, 05/15/23                           116,279        125,136
     7.500%, 01/15/24                            51,289         55,218
     7.500%, 01/15/24                             4,224          4,548
     7.500%, 01/15/24                            10,427         11,225
     7.500%, 01/15/24                               740            797
     7.500%, 01/15/24                            45,347         48,821
     7.500%, 02/15/24                            33,048         35,580
     7.500%, 02/15/27                            17,146         18,466

                                            See note to schedule of investments.

38 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

BOND FUND (CONTINUED)


Description                                       Par         Value
------------------------------------------    ----------  ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS  (CONTINUED)

  GNMA - (continued)
     7.500%, 02/15/27                         $   7,293   $      7,854
     7.500%, 06/15/27                            54,936         59,165
     7.500%, 07/15/27                            17,135         18,454
     7.500%, 08/15/27                             1,010          1,088
     7.500%, 08/15/27                             9,715         10,463
     7.500%, 08/15/27                            12,996         13,996
     7.500%, 08/15/27                             1,810          1,950
     7.500%, 08/15/27                             1,791          1,928
     7.500%, 08/15/27                               705            759
     7.500%, 08/15/27                            15,888         17,111
     7.000%, 01/15/24                            35,541         38,130
     7.000%, 04/15/24                            26,701         28,646
     6.500%, 06/15/23                           117,895        123,095
     6.500%, 12/15/23                            51,004         53,253
     6.500%, 12/15/23                            15,753         16,448
     6.500%, 01/15/24                            20,149         21,035
     6.500%, 02/15/24                            99,455        103,829
     6.500%, 10/15/25                            55,006         57,419
     6.500%, 04/15/26                            34,388         35,892
     6.500%, 01/15/29                           220,333        230,348
     6.500%, 05/15/29                           727,222        758,924
     6.500%, 06/15/29                            62,536         65,378
     6.000%, 07/15/28                            70,230         72,575
     6.000%, 08/15/28                           124,075        128,218
     6.000%, 09/15/28                           192,984        199,428
     6.000%, 09/15/28                           229,926        237,603
                                                          ------------

  TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
     BACKED OBLIGATIONS
     (Cost $158,760,905)                                   160,913,534
                                                          ------------

CORPORATE OBLIGATIONS - 36.0%

CONSUMER DISCRETIONARY - 4.4%
  Comcast Cable Communications
     6.875%, 06/15/09                         4,530,000      4,647,322
  MGM Mirage
     8.500%, 09/15/10                         1,950,000      1,998,750
  News America
     5.300%, 12/15/14                         3,750,000      3,767,899
  News America Holdings
     7.750%, 02/01/24                         1,000,000      1,072,954
  Time Warner Entertainment
     8.375%, 03/15/23                         5,000,000      5,637,590
                                                          ------------
                                                            17,124,515
                                                          ------------
CONSUMER STAPLES - 1.5%
  General Mills
     5.700%, 02/15/17                         3,475,000      3,472,283
  Safeway
     7.500%, 09/15/09                         2,468,000      2,574,590
                                                          ------------
                                                             6,046,873
                                                          ------------

FINANCIALS - 13.0%
  Associates
     6.950%, 11/01/18                         4,000,000      4,146,088
  Bank of America
     5.650%, 05/01/18                         5,000,000      5,003,700
  Citigroup
     6.200%, 03/15/09                         5,200,000      5,278,588
  GE Global Insurance
     7.750%, 06/15/30                         5,000,000      5,293,535
  HSBC Bank USA
     3.875%, 09/15/09                         4,200,000      4,182,511
  John Hancock Financial Services
     5.625%, 12/01/08                         3,000,000      3,041,496
  JP Morgan Chase Bank
     6.000%, 10/01/17                         4,200,000      4,360,406
  Lehman Brothers Holdings, MTN
     5.625%, 01/24/13                         4,000,000      3,941,352
  Merrill Lynch, MTN
     6.150%, 04/25/13                         5,000,000      4,989,545
  Morgan Stanley
     6.750%, 04/15/11                         5,500,000      5,710,061
  Wachovia
     3.625%, 02/17/09                        5,000,000       4,969,005
                                                          ------------
                                                            50,916,287
                                                          ------------

FOREIGN GOVERNMENTS - 2.2%
  Hydro Quebec, Ser IO
     8.050%, 07/07/24                         1,125,000      1,505,225
  Pemex Project Funding Master Trust
     9.125%, 10/13/10                         5,000,000      5,612,500
  Province of Saskatchewan
     9.375%, 12/15/20                        1,000,000       1,445,612
                                                          ------------
                                                             8,563,337
                                                          ------------

HEALTH CARE - 2.4%
  Abbott Laboratories
     5.600%, 11/30/17                         3,900,000      4,031,083
  HCA
     7.875%, 02/01/11                           999,000      1,011,487
  United Health Group
     5.250%, 03/15/11                         4,500,000      4,498,897
                                                          ------------
                                                             9,541,467
                                                          ------------

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 39

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

BOND FUND (CONTINUED)

Description                                        Par             Value
--------------------------------------        ------------     ------------
   CORPORATE OBLIGATIONS - (CONTINUED)

   INDUSTRIAL - 1.7%
     Continental Airlines, Ser 98-1B
        6.748%, 03/15/17                      $  1,697,509     $  1,527,758
     General Electric
        5.000%, 02/01/13                         5,000,000
                                                                  5,100,575
                                                               ------------
                                                                  6,628,333
                                                               ------------

   INFORMATION TECHNOLOGY - 2.5%
     Cisco Systems
        5.250%, 02/22/11                         5,000,000        5,167,125
     International Business Machines
     6.500%, 01/15/28                            2,500,000        2,607,583
     5.700%, 09/14/17                            1,950,000        2,031,650
                                                               ------------
                                                                  9,806,358
                                                               ------------

   TELECOMMUNICATION SERVICES - 2.3%
     Bell Atlantic Maryland
        8.000%, 10/15/29                         2,980,000        3,443,164
     New England Telephone & Telegraph
        7.875%, 11/15/29                         4,925,000        5,560,601
                                                               ------------
                                                                  9,003,765
                                                               ------------

   UTILITIES - 6.0%
     Arkansas Electric Cooperative
        7.330%, 06/30/08                           711,000          713,496
     Baltimore Gas & Electric, MTN, Ser G
        5.780%, 10/01/08                         4,000,000        4,028,288
     MidAmerican Energy Holdings (A)
        5.750%, 04/01/18                         9,400,000        9,547,665
     MidAmerican Energy Holdings, Ser D
        5.000%, 02/15/14                           400,000          392,874
     Oklahoma Gas & Electric
        6.650%, 07/15/27                         2,500,000        2,545,710
     Orange & Rockland Utilities, Ser G
        7.000%, 03/01/09                         1,250,000        1,262,845
     Virginia Electric & Power, Ser A
        4.750%, 03/01/13                         5,000,000        4,991,155
                                                               ------------
                                                                 23,482,033
                                                               ------------

     TOTAL CORPORATE OBLIGATIONS
        (Cost $138,081,005)                                     141,112,968
                                                               ------------

   U.S. Treasury Obligations - 7.3%

     U. S. Treasury Bonds
        7.250%, 05/15/16                         1,300,000        1,626,828
        7.125%, 02/15/23 (B)                     4,000,000        5,184,064
     U.S. Treasury Inflation Index Note
        3.000%, 07/15/12 (B)                    17,000,000       21,924,267
                                                               ------------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $26,727,386)                                       28,735,159
                                                               ------------

ASSET-BACKED SECURITIES - 12.8%

 CenterPoint Energy Transition Bond Co. II
    Ser A, Cl A3
    5.090%, 08/01/15 $                           6,600,000        6,776,418
 Chase Mortgage Finance,
    Ser 2004-S1, CI A3
    5.500%, 02/25/19                             5,992,594        5,966,377
 Citibank Credit Card Master Trust,
    Ser 1999-2, Cl A
    5.875%, 03/10/11                             6,000,000        6,116,087
 CS First Boston Mortgage Securities,
    Ser 2005-C1, Cl A4 (C)
    5.014%, 02/15/38                             5,000,000        4,921,347
 Lehman Mortgage Trust,
    Ser 2007-8, Cl 1A1
    6.000%, 09/25/37                             9,349,671        9,092,555
 MBNA Credit Card Master Note Trust,
    Ser 2005-A7, Cl A7
    4.300%, 02/15/11                               500,000          500,946
 Merrill Lynch Mortgage Trust,
    Ser 2002-MW1, CI A3
    5.403%, 07/12/34                             3,875,000        3,913,862
 TXU Electric Delivery Transition Bond,
    Ser 2004-1, Cl A3
    5.290%, 05/15/18                             4,000,000        4,014,120
 Wells Fargo Mortgage Backed Securities Trust,
    Ser 2007-7, Cl A1
    6.000%, 06/25/37                             9,119,875
                                                                  8,680,981
                                                              -------------
 TOTAL ASSET-BACKED SECURITIES
    (Cost $49,817,810)                                           49,982,693
                                                              -------------

MASTER NOTES - 1.0%

 Bear Stearns (D)
    2.638%, 06/02/08                             1,875,000        1,875,000
 Bear Stearns (D)
    2.638%, 09/11/08                             1,875,000        1,875,000
                                                              -------------

 TOTAL MASTER NOTES
    (Cost $3,750,000)                                             3,750,000
                                                              -------------
REGISTERED INVESTMENT COMPANY - 3.0%

 Fidelity Institutional Money Market
    Funds                                       11,905,235       11,905,235
                                                              -------------

 TOTAL REGISTERED INVESTMENT COMPANY
    (Cost $11,905,235)                                           11,905,235
                                                              -------------

                                            See note to schedule of investments.

40 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

BOND FUND (CONCLUDED)


Description                                       Par           Value
-----------------------------------------     -----------   -------------

Repurchase Agreements - 6.2%

 Greenwich Capital (D)
    2.588%, dated 04/30/2008,
    matures on 05/01/2008,
    repurchase price $24,001,725
    (collateralized by various
    commercial mortgage-backed
    obligations, ranging in par
    from$310,000 - $163,576,000,
    0.000% - 6.250%, 05/25/09 -
    04/12/56, total market value
    $26,400,115)                              $24,000,000   $  24,000,000
 Lehman Brothers (D)
    2.518%, dated 04/30/2008,
    matures on 05/01/2008,
    repurchase price $115,133
    (collateralized by a commercial
    mortgage-backed obligation,
    par $4,055,000, 6.334%, 11/24/37,
    total market value$126,645)                   115,125         115,125
                                                            -------------

  TOTAL REPURCHASE AGREEMENTS
    (Cost$24,115,125)                                          24,115,125
                                                            -------------

TOTAL INVESTMENTS - 107.4%
    (Cost$413,157,466)+                                       420,514,714
                                                            -------------

OTHER ASSETS & LIABILITIES, NET - (7.4)%                      (29,142,263)
                                                            -------------
NET ASSETS - 100.0%                                         $ 391,372,451
                                                            =============

----------

+ At April 30, 2008, the tax basis cost of the fund's investments was $413,157,466, and the unrealized appreciation and depreciation were $9,308,188 and $(1,950,940) Respectively.

(A) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3a-4, 4(2) or 144a of the Securities Act of 1933, as amended, and may be sold only to The dealers in that program or other "accredited investors". The value of this security as of April 30, 2008 was $9,547,665 and represented 2.44% of net assets.

(B) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $27,123,562.

(C)   Floating rate security. Rate disclosed is as of April 30, 2008.

(D) This security was purchased with cash collateral received from securities lending.

Cl - Class

CMO - Collateralized Mortgage Obligation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

Ser - Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                     WWW.HIGHMARKFUNDS.COM  | 41

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND


Description                                       Par           Value
-------------------------------------------   -----------   -------------

MUNICIPAL BONDS - 96.7%

 Atascadero, Unified School District,
    Measure B, Capital Projects,
    Ser A, COP, MBIA Insured,
    5.200%, 08/01/08                          $ 1,000,000   $   1,006,159
 Berryessa, Unified School District,
    GO, MBIA Insured
    5.375%, 03/01/12                              460,000         498,116
 Brentwood, Unified School District,
    Ser B, GO, FGIC Insured,
    Callable 08/01/10 @ 101
    4.850%, 08/01/14                              410,000         431,312
 Burlingame, Elementary School District,
    GO, FSA Insured
    5.250%, 07/15/16                              795,000         892,125
 California State, GO,
    Callable 12/01/16 @ 100
    5.000%, 12/01/17                            1,705,000       1,813,660
 California State, GO,
    AMBAC Insured (A)
    5.000%, 11/01/17                            1,000,000       1,088,200
    California State, GO,
    FGIC Insured
    4.500%, 09/01/10                            1,000,000       1,043,210
 California State, Department of
    Transportation, Federal Highway
    Grant Anticipation Bonds,
    Ser A, RB, FGIC Insured
    5.000%, 02/01/14                            2,000,000       2,169,800
 California State, Department of
    Water Resources Power Supply,
    Ser A, RB, AMBAC Insured,
    Callable 05/01/12 @ 101
    5.500%, 05/01/15                            1,225,000       1,332,825
 California State, Department of
    Water Resources, Central Valley
    Project, Water System,
    Ser W, RB, FSA Insured
    5.500%, 12/01/14                            1,315,000       1,490,460
 California State, Department of
    Water Resources, Central Valley
    Project, Water System,
    Ser Z, RB, FGIC Insured
    5.000%, 12/01/12                            1,000,000       1,079,070
 California State, Educational Facilities
    Authority, Loyola-Marymount University,
    Ser A, RB, MBIA Insured,
    Callable 10/01/11 @ 101
    4.500%, 10/01/12                            1,560,000       1,643,554
 California State, Educational Facilities
    Authority, Stanford University,
    Ser P, RB
    5.250%, 12/01/13                              800,000         885,656
 California State, Educational Facilities
    Authority, Stanford University,
    Ser R, RB
    5.000%, 11/01/11                              610,000         656,836
 California State, Public Works
    Board Lease, Various University
    of California Projects,
    Ser A, RB, AMBAC Insured,
    Callable 12/01/07 @ 102
    5.100%, 12/01/10                            1,000,000       1,021,710
 Chaffey, Unified High School District,
    GO, FDIC Insured
    5.000%, 08/01/15                            1,000,000       1,090,460
 Coast Community College,
    GO, MBIA Insured
    5.250%, 08/01/15                            1,000,000       1,109,650
 Contra Costa County, Transportation
    Authority, Sales Tax
    Ser A, RB, FGIC Insured
    6.000%, 03/01/09                            1,000,000       1,031,840
 Corona-Norca Unified School District,
    Ser A, GO, FSA Insured
    5.000%, 08/01/17                              500,000         551,680
 Cupertino, Unified School District,
    GO, FSA Insured,
    Callable 08/01/11 @ 100
    5.250%, 08/01/13                              595,000         634,294
 East Bay, Municipal Utility District,
    Water System Project,RB,
    MBIA Insured, Prerefunded @ 100
    5.250%, 06/01/11                              500,000         539,180
    5.250%, 06/01/11                            1,250,000       1,347,950
 Eastern Municipal Water District,
    Ser A, COP, FGIC Insured,
    Callable 07/01/11 @ 100
    5.250%, 07/01/12                              300,000         318,678
    5.250%, 07/01/13                            1,000,000       1,056,710
    5.375%, 07/01/16                            2,120,000       2,238,974
    5.375%, 07/01/17                            2,410,000       2,534,211
 El Camino, Community College,
    GO, FSA Insured,
    Callable 08/01/15 @ 100
    5.000%, 08/01/16                            1,000,000       1,091,130

                                            See note to schedule of investments.

42 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                              Par           Value
------------------------------------------------     -----------   ------------
MUNICIPAL BONDS - (continued)

 Fallbrook, Unified High School District,
    GO, FGIC Insured
    5.375%, 09/01/12                                 $   250,000   $     272,618
 Fremont, Unified High School District
    Ser B, ETM, GO
    5.000%, 09/01/10                                     600,000         636,408
 Fresno, Joint Powers Financing Authority,
    Fresno City Hall, RB, AMBAC Insured,
    Callable 08/01/10 @ 100
    4.600%, 08/01/11                                     500,000         518,720
 Joshua Basin-Hi Desert Financing Authority,
    Water District Project,
    RB, AMBAC Insured
    4.900%, 05/01/09                                     465,000         478,043
 Kings River, Conservation District,
    Pine Flat Power, Ser F, RB
    4.625%, 01/01/11                                     500,000         523,050
 Livermore-Amador Valley,
    Water Management Authority,
    Ser A, RB, AMBAC Insured,
    Callable 08/01/11 @ 100
    5.000%, 08/01/13                                     400,000         419,576
    5.250%, 08/01/14                                     750,000         798,578
 Los Angeles Community College District,
    Ser E, GO, FSA Insured,
    Callable 08/01/16 @ 100
    5.000%, 08/01/17                                   1,000,000       1,094,510
 Los Angeles County, Metropolitan
    Transportation Authority, Sales Tax Project,
    A-1st Senior, Ser B, RB, FSA Insured
    5.250%, 07/01/11                                   1,550,000       1,670,683
 Los Angeles County, Metropolitan
    Transportation Authority, Sales Tax Project,
    C-2nd Senior, Ser A, RB, AMBAC Insured
    5.500%, 07/01/10                                   1,050,000       1,115,436
 Los Angeles County, Metropolitan
    Transportation Authority, Sales Tax Project,
    C-2nd Senior, Ser A, RB, FGIC Insured
    5.000%, 07/01/10                                   2,000,000       2,103,800
 Los Angeles, Department of Water & Power,
    Ser A-A-1, RB, MBIA Insured
    5.250%, 07/01/10                                   1,710,000       1,809,505
    5.250%, 07/01/11                                   1,000,000       1,073,150
 Los Angeles, Department of Water & Power,
    Ser A-A-1, RB, MBIA Insured,
    Callable 07/01/11 @ 100
    5.250%, 07/01/13                                   2,025,000       2,159,865
 Los Angeles, Department of Water & Power,
    Ser B, RB, MBIA Insured,
    5.000%, 07/01/13                                     430,000         466,073
 Los Angeles,
    Ser A, GO, FGIC Insured
    5.250%, 09/01/09                                     600,000         621,942
 Los Angeles,
    Ser A, GO, MBIA Insured
    5.250%, 09/01/11                                     250,000         268,880
 Los Angeles,
    Ser B, GO, FSA Insured,
    Callable 09/01/15 @ 100
    5.000%, 09/01/16                                   1,000,000       1,092,050
 Los Angeles, Unified School District,
    GO, MBIA Insured
    5.500%, 07/01/12                                     755,000         826,340
 Los Angeles, Unified School District,
    Ser A, GO, FGIC Insured
    6.000%, 07/01/11                                   1,385,000       1,511,769
 Los Angeles, Unified School District,
    Ser D, GO, FGIC Insured,
    Prerefunded @ 100 (B)
    5.500%, 07/01/10                                   2,000,000       2,132,900
 Los Angeles, Unified School District,
    Ser E, GO, MBIA Insured,
    Prerefunded @ 100 (B)
    5.500%, 07/01/12                                   1,390,000       1,532,183
 Los Angeles, Waste Water System,
    Ser C, RB, MBIA Insured
    5.375%, 06/01/12                                   1,145,000       1,241,169
 Los Gatos-Saratoga, Joint Unified
    High School, Ser B, GO,
    Prerefunded @ 100 (B)
    4.600%, 12/01/10                                     875,000         932,085
 Metropolitan, Water District of
    Southern California, Ser A, RB,
    Callable 07/01/11 @ 101
    5.375%, 07/01/12                                   2,185,000       2,369,567
 Metropolitan, Water District of
    Southern California, Waterworks
    Project, Ser B, GO
    4.000%, 03/01/11                                     500,000         518,085
 Mountain View, Shoreline Regional Park
    Community, Ser A, TA, MBIA Insured
    Callable 6/1/08 @ 101; 8/1/08 @ 100
    5.600%, 08/01/10                                     500,000         503,510

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 43

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND(CONTINUED)

Description                                              Par           Value
---------------------------------------------        -----------   -------------

MINICIPAL BONDS - (continued)

 M-S-R Public Power Authority,
    San Juan Project, Ser I, RB,
    MBIA Insured,
    Callable 07/01/11 @ 100
    5.000%, 07/01/14                                 $ 2,440,000   $   2,565,489
 North Orange County, Community College
    District, GO, MBIA Insured
    5.000%, 08/01/15                                   1,000,000       1,093,800
 Norwalk, La Mirada Unified School District,
    Ser A, GO, FGIC Insured,
    Prerefunded @ 100 (B)
    5.000%, 08/01/13                                   1,800,000       1,973,250
 Orange County, Local Transportation
    Authority, Measure M, Second Senior,
    Ser A, RB, MBIA Insured
    5.500%, 02/15/10                                   1,200,000       1,253,196
 Paramount, Unified School District,
    GO, FSA Insured
    5.000%, 09/01/15                                   1,000,000       1,104,260
 Port of Oakland, Ser M, RB, FGIC Insured,
    Prerefunded @ 100 (B)
    5.250%, 11/01/12                                   1,000,000       1,097,360
 Port of Oakland, RB, MBIA Insured,
    Callable 11/01/17 @ 100
    5.000%, 11/01/18                                   1,000,000       1,075,040
 Redwood City, Elementary School
    District,GO, FGIC Insured
    5.500%, 08/01/10                                   1,140,000       1,213,712
    5.500%, 08/01/14                                     900,000       1,004,319
 Riverside County, Transportation
    Commission, Sales Tax Revenue,
    Ser A, RB, AMBAC Insured
    5.750%, 06/01/09                                     740,000         768,719
 Riverside, Community College,
    GO, FSA Insured, Callable
    08/01/15 @ 100
    5.000%, 08/01/19                                   1,700,000       1,814,648
 Sacramento, Municipal Utility
    District, Electric, Ser C, ETM,
    RB, FGIC Insured, Callable
    09/01/07 @ 100
    5.750%, 11/15/08                                     570,000         571,191
 Sacramento, Municipal Utility
    District, Ser O, RB, MBIA Insured
    5.250%, 08/15/10                                     500,000         530,125
 Sacramento, Municipal Utility
    District, Ser P, RB, FSA Insured,
    Callable 08/15/11 @ 100
    5.250%, 08/15/13                                   1,585,000       1,680,702
 Sacramento, Municipal Utility
    District, Ser R, RB, MBIA Insured
    5.000%, 08/15/15                                   1,480,000       1,619,475
 Sacramento, Municipal Utility
    District, Ser R, RB, MBIA Insured,
    Callable 08/15/13 @ 100
    5.000%, 08/15/16                                   1,000,000       1,063,730
 San Bernardino County,
    Community College District,
    GO, FSA Insured
    5.000%, 08/01/15                                   1,000,000       1,103,880
 San Bernardino County,
    Transportation Authority,
    Ser A, RB, FSA Insured,
    Callable 03/01/08 @ 101
    5.000%, 03/01/09                                   1,000,000       1,011,530
 San Bernardino County,
    Transportation Authority,
    Ser A, RB, MBIA Insured
    6.250%, 03/01/10                                   2,000,000       2,133,820
 San Bernardino, Municipal
    Water Department, Sewer
    Authority, COP, FGIC Insured,
    Callable 02/01/09 @ 101
    5.000%, 02/01/11                                   1,130,000       1,157,730
 San Diego County, Water Authority,
    COP, FGIC Insured
    5.250%, 05/01/16                                   1,310,000       1,448,375
 San Diego, Public Facilities
    Financing Authority, RB,
    MBIA Insured, Callable
    08/01/12 @ 100
    5.000%, 08/01/14                                   1,000,000       1,049,710
 San Francisco City & County,
    Airport Commission,
    International Airport, Second
    Senior, Issue 20, RB, MBIA Insured,
    Callable 05/01/08 @ 101
    4.250%, 05/01/09                                   1,000,000       1,020,500
 San Francisco City & County,
    Public Utilities Commission,
    Water Revenue,Ser A, RB,
    FSA Insured
    5.000%, 11/01/10                                   1,000,000       1,060,710
    5.000%, 11/01/11                                   1,500,000       1,610,505
 San Francisco City & County, Public Utilities
    Commission, Water Revenue,
    Ser B, RB, MBIA Insured,
    Callable 11/01/12 @ 100
    5.000%, 11/01/15                                   1,250,000       1,324,063
 San Francisco, Bay Area Rapid Transit,
    RB, AMBAC Insured,
    Callable 07/01/11 @ 100
    5.250%, 07/01/14                                     300,000         317,196

                                            See note to schedule of investments.

44 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA INTERMEDIATE TAX-FREE BOND FUND(CONCLUDED)

Description                                              Par           Value
-------------------------------------------          -----------   -------------

MUNICIPAL BONDS - (continued)

 San Francisco, Bay Area Rapid Transit,
    RB, AMBAC Insured,
    Prerefunded @ 100 (B)
    5.250%, 07/01/11                                 $   850,000   $     918,901
 San Joaquin County, Delta Community
    College District, Election 2004,
    Ser A, GO, FSA Insured
    4.500%, 08/01/15                                   1,000,000       1,072,000
 San Jose, Financing Authority,
    Convention Center Project,
    Ser F, RB, MBIA Insured
    4.250%, 09/01/11                                   1,765,000       1,844,443
 San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, TA, AMBAC Insured,
    Callable 08/01/08 @ 102
    5.000%, 08/01/09                                   1,500,000       1,536,330
 San Jose, Redevelopment Agency,
    Merged Area Redevelopment
    Project, TA, MBIA Insured
    6.000%, 08/01/08                                   1,000,000       1,008,410
 San Juan, Unified School District,
    GO, FSA Insured
    5.250%, 08/01/10                                   1,150,000       1,222,025
 San Mateo County, Transit District,
    Ser A, RB, MBIA Insured
    5.250%, 06/01/16                                   2,000,000       2,226,380
 San Mateo, Unified High School District,
    Ser A, GO, FGIC Insured,
    Prerefunded @ 100 (B)
    5.375%, 09/01/11                                   2,195,000       2,385,394
 San Ramon Valley, Unified School District,
    GO, FSA Insured,
    Callable 08/01/14 @ 100
    5.250%, 08/01/18                                   1,250,000       1,360,625
 Santa Ana, Community Redevelopment
    Agency, Mainplace Project,
    Ser E, ETM, RB, USGOV Insured
    6.400%, 12/15/10                                     245,000         261,560
 Santa Maria, Joint Unified High School
    District, Ser A, ETM, GO, FSA Insured
    5.500%, 08/01/15                                     510,000         579,238
 Solano County, Community College,
    Ser A, GO, MBIA Insured,
    Prerefunded @ 100 (B)
    5.000%, 08/01/13                                   1,865,000       2,049,243
 South Placer, Waste Water Authority,
    Ser A, RB, FGIC Insured
    4.500%, 11/01/10                                   1,000,000       1,047,470
 Southern California, Public Power
    Authority, Ser A, RB, FSA Insured
    5.375%, 01/01/09                                   1,610,000       1,646,869
 Stockton Unified School District,
    GO, FSA Insured
    5.000%, 08/01/16                                     645,000         712,725
 Turlock, Irrigation District, Ser A, RB,
    MBIA Insured
    6.000%, 01/01/11                                     500,000         539,450
                                                                   -------------
 TOTAL MUNICIPAL BONDS
    (Cost$110,542,113)                                               113,366,043
                                                                   -------------

Regulated Investment Company - 1.7%

 BlackRock Liquidity Funds,
    California Money Fund, 2.400%                      1,928,546       1,928,546
                                                                   -------------

 TOTAL REGULATED INVESTMENT COMPANY
    (Cost$1,928,546)                                                   1,928,546
                                                                   -------------

TOTAL INVESTMENTS - 98.4%
 (Cost $112,470,659)+                                                115,294,589
                                                                   -------------

OTHER ASSETS & LIABILITIES, NET - 1.6%                                 1,887,629
                                                                   -------------
NET ASSETS - 100.0%                                                $ 117,182,218
                                                                   =============

------------
+ At April 30, 2008, the tax basis cost of the Fund's investments was $112,470,659 and the unrealized appreciation and depreciation were $3,018,001 and $ (194,071) respectively.

(A)   Security purchased on a when-issued basis.

(B)   Prerefunded security - The maturity date shown is the prerefunded date.

(C)   The rate shown represents the 7-day effective yield as of April 30, 2008.

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificates of Participation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GO - General Obligation

MBIA - Municipal Bond Investors Assurance

RB - Revenue Bond

SER - Series

TA - Tax Allocation

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                                      WWW.HIGHMARKFUNDS.COM | 45

                                     [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND

Description                                               Par        Value
-----------------------------------------             ----------   ----------
MUNICIPAL BONDS - 95.5%
ALASKA - 0.8%
  Anchorage, City of Anchorage
     Schools, Ser B, GO, FGIC Insured
     5.000%, 09/01/17                                 $  500,000   $  540,990
                                                                   ----------
ARIZONA - 6.9%
  Arizona State, Transportation
     Board & Highway Revenue,
     Ser A, RB,
     Callable 07/01/12 @ 102
     5.250%, 07/01/17                                  1,000,000    1,084,000
  Phoenix, GO, Prerefunded @ 100 (A)
     5.000%, 07/01/09                                  2,370,000    2,466,957
  Phoenix, Ser A, GO
     6.250%, 07/01/17                                  1,000,000    1,197,310
                                                                   ----------
                                                                    4,748,267
                                                                   ----------
CALIFORNIA - 16.7%
  California State, Department of
     Water Resources, Power
     Supply Revenue, Ser B-2, RB (B)
     2.550%, 05/01/22                                  1,000,000    1,000,000
  California State, Department of
     Transportation, Federal Highway
     Grant Anticipation Bonds,
     Ser A, RB, FGIC Insured
     5.000%, 02/01/14                                  1,000,000    1,084,900
  California State, Department of
     Water Resources,
     Ser X, RB, FGIC Insured
     5.500%, 12/01/15                                    600,000      675,798
  California State, Department of
     Water Resources, Central Valley
     Project, Water System,
     Ser Z, RB, FGIC Insured
     5.000%, 12/01/12                                    500,000      539,535
  California State, Educational Facilities
     Authority, Loyola-Marymount University,
     Ser A, RB, MBIA Insured,
     Callable 10/01/11 @ 101
     4.500%, 10/01/12                                  1,000,000    1,053,560
  Contra Costa, Water District,
     Ser E, RB, AMBAC Insured
     6.250%, 10/01/12                                    860,000      930,305
  Elsinore Valley, Municipal Water District,
     COP, FGIC Insured
     5.375%, 07/01/18                                    500,000      540,400
  Los Angeles, Ser A, GO, MBIA Insured
     5.250%, 09/01/12                                    375,000      407,363
  M-S-R Public Power Agency,
     San Juan Project Sub Lien,
     Ser F, RB, MBIA Insured (B)
     2.770%, 07/01/22                                    800,000      800,000
  Metropolitan, Water District of
     Southern California, Waterworks
     Revenue (B) Ser A-2, RB
     2.600%, 07/01/23                                  1,000,000    1,000,000
  Sacramento Municipal Utility District,
     Ser R, RB, MBIA Insured
     Callable 8/15/13 @ 100
     5.000%, 08/15/23                                    500,000      513,485
  San Jose, Redevelopment Agency,
     ETM, TA, MBIA Insured
     6.000%, 08/01/15                                    330,000      388,565
  San Jose, Redevelopment Agency,
     TA, MBIA Insured
     6.000%, 08/01/15                                    670,000      760,209
  San Ramon Valley, Unified School
     District, GO, FSA Insured,
     Callable 08/01/14 @ 100
     5.250%, 08/01/18                                  1,670,000    1,817,795
                                                                   ----------
                                                                   11,511,915
                                                                   ----------
COLORADO - 0.6%
  Regional Transportation District,
     Sales Tax, Ser B, RB, AMBAC Insured
     5.250%, 11/01/12                                    350,000      381,154
                                                                   ----------
FLORIDA - 2.7%
  Florida State, Board of Education,
     Public Education Capital Outlay,
     Ser A, GO
     5.000%, 06/01/08                                  1,300,000    1,302,574
  Jacksonville, Local Government,
     Sales Tax Revenue, RB, FGIC Insured
     5.500%, 10/01/13                                    500,000      548,845
                                                                   ----------
                                                                    1,851,419
                                                                   ----------
GEORGIA - 5.3%
  Atlanta, Water & Wastewater Revenue,
     Ser A, RB, FGIC Insured
     5.500%, 11/01/13                                  1,000,000    1,064,650
  Georgia State, Ser E, GO
     5.250%, 02/01/09                                  2,525,000    2,588,579
                                                                   ----------
                                                                    3,653,229
                                                                   ----------

                                            See note to schedule of investments.

46 | 1.800.433.6884

                                     [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                             Par            Value
----------                                           -----------     -----------
   MUNICIPAL BONDS - (CONTINUED)
   HAWAII - 4.9%
     Hawaii County, Ser A, GO, FGIC Insured,
        Prerefunded @ 100 (A)
        5.500%, 07/15/11                             $  635,000      $ 686,410
     Hawaii State, Highway Revenue,
        Ser B, RB, FSA Insured
        5.000%, 07/01/15                              1,000,000      1,098,830
     Honolulu City and County,  Ser A, GO,
        FSA Insured,
        Prerefunded @ 100 (A)
        5.375%, 09/01/11                              1,000,000      1,076,820
     Kauai County, Ser A, GO, MBIA Insured,
        Prerefunded @ 100
        5.625%, 08/01/11                                 60,000         65,444
     Kauai County, Ser A, GO, MBIA Insured,
        Callable 08/01/11 @ 100
        5.625%, 08/01/13                                440,000        474,104
                                                                     ---------
                                                                     3,401,608
                                                                     ---------
   IDAHO - 3.2%
     Idaho State, Housing & Finance Authority,
        Federal Highway Trust,
        RB, MBIA Insured
        5.000%, 07/15/15                              1,000,000      1,095,960
     Twin Falls County, School District No. 411,
        GO, MBIA Insured
        5.000%, 09/15/16                              1,000,000      1,097,240
                                                                     ---------
                                                                     2,193,200
                                                                     ---------
   ILLINOIS - 3.0%
     Chicago, O'Hare International Airport
        2nd Lein, Ser C, RB, MBIA Insured
        5.000%, 01/01/10                              1,000,000      1,034,160
     Cook County, Ser A, GO, FGIC Insured,
        Callable 11/15/08 @ 101
        4.500%, 11/15/09                              1,000,000      1,020,180
                                                                     ---------
                                                                     2,054,340
                                                                     ---------
   MASSACHUSETTS - 6.3%
     Massachusetts State, Consolidated Loan,
        Ser C, GO
        5.250%, 08/01/08                              1,000,000      1,008,050
     Massachusetts State, School Building
        Authority, Ser A, RB, FSA Insured
        5.000%, 08/15/14                              1,000,000      1,093,850
     Massachusetts State, Water Resources
        Authority, Ser A, RB, MBIA Insured
        5.250%, 08/01/15                              1,000,000      1,107,630
     Massachusetts State, Water Resources
        Authority, Ser A, RB, MBIA Insured
        5.250%, 08/01/16                              1,000,000      1,109,900
                                                                   -----------
                                                                     4,319,430
                                                                   -----------
   NEVADA - 2.0%
     Clark County, School District, Ser A, GO,
        FSA Insured,
        Callable 12/15/12 @ 103
        5.500%, 06/15/16                                500,000        552,735
     Las Vegas, Water District Revenue,
        Ser B, GO, MBIA Insured,
        Callable 12/01/12 @ 100
        5.250%, 06/01/14                                300,000        323,178
     Nevada State, Capital Improvements,
        Ser A, GO, MBIA Insured,
        Callable 05/01/12 @ 100
        5.000%, 11/01/16                                500,000
                                                                       527,505
                                                                   -----------
                                                                     1,403,418
                                                                   -----------

   NEW JERSEY - 3.2%
     New Jersey State, Ser L, GO,
        AMBAC Insured
        5.250%, 07/15/16                              1,000,000      1,116,890
     New Jersey State, Transportation Trust
        Fund Authority, Ser C, ETM, RB,
        MBIA Insured
        5.250%, 06/15/15                              1,000,000      1,120,650
                                                                   -----------
                                                                     2,237,540
                                                                   -----------
   NEW YORK - 3.1%
     New York State,
        Ser M, GO, FSA Insured
        5.000%, 04/01/15                              1,000,000      1,095,780
     New York State Thruway Authority,
        Highway & Board, Ser A, RB,
        MBIA Insured,
        Callable 04/01/14  @ 100
        5.000%, 04/01/18                              1,000,000      1,063,450
                                                                   -----------
                                                                     2,159,230
                                                                   -----------

See note to schedule of investments.

                                                     WWW.HIGHMARKFUNDS.COM  | 47

                                     [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONTINUED)

Description                                              Par           Value
-----------                                         -----------    ------------
   MUNICIPAL BONDS - (CONTINUED)
   OREGON - 8.7%
     Chemeketa, Community College District,
        ETM, GO, FGIC Insured
        5.500%, 06/01/12                           $  1,060,000   $   1,157,870
     Jackson County, Juvenille Services Center,
        GO, FSA Insured
        5.000%, 06/01/10                              1,000,000       1,052,030
     McMinnville, School District,  No. 40,
        GO, FSA Insured
        5.000%, 06/15/11                              1,000,000       1,066,620
     Washington County, School District
        Authority, No. 15, GO, FSA Insured
        5.000%, 06/15/14                              1,000,000       1,095,670
     Washington, Multnomah & Yamill Counties,
        School District Authority,
        GO, MBIA Insured
        5.000%, 06/01/11                                500,000         531,395
     Yamhill County, School District Authority,
        No. 29J, GO, FGIC Insured
        5.250%, 06/15/16                              1,000,000       1,104,770
                                                                   ------------
                                                                      6,008,355
                                                                   ------------
   PENNSYLVANIA - 3.4%
     Pennsylvania State, First Ser, GO,
        MBIA Insured
        5.000%, 06/01/09                              1,100,000       1,134,815
     Pennsylvania State, Second Ser, GO
        5.250%, 10/01/09                              1,155,000       1,201,015
                                                                   ------------
                                                                      2,335,830
                                                                   ------------
   TENNESSEE - 1.4%
     Johnson City, Water & Sewer System,
        GO, FGIC Insured
        5.250%, 06/01/08                              1,000,000       1,001,700
                                                                   -------------
   TEXAS - 6.5%
     Houston, Texas Utility System Revenue,
        First Lien, Ser A, RB, FSA Insured
        5.250%, 11/15/17                              1,000,000       1,109,920
     Lamar Consolidated Independent
        School District, GO, PSF Insured
        5.000%, 02/15/17                                500,000         547,920
     North East Independent School District,
        Ser A, GO, PSF Insured
        5.000%, 08/01/17                                500,000         551,680
     San Antonio, Water Revenue,
        RB, FGIC Insured
        5.000%, 05/15/17                              1,000,000       1,080,650
     Texas State, University Systems,
        Revenue Financing System, RB,
        FSA Insured,
        Prerefunded @ 100 (A)
        4.800%, 03/15/10                              1,170,000        1,220,345
                                                                   -------------
                                                                       4,510,515
                                                                   -------------
   UTAH - 2.3%
     Utah State, Board of Regents Auxilliary &
        Campus Facilities Revenue,
        Ser A, RB, MBIA Insured,
        Callable 04/01/15 @ 100
        5.000%, 04/01/17                              1,500,000        1,600,860
                                                                   -------------

   VIRGINIA - 1.4%
     Virginia State, Northern Virginia
        Transportation Board, Ser A, RB,
        Callable 09/07/07 @ 100.50
        5.000%, 05/15/08                              1,000,000        1,000,640
                                                                   -------------
   WASHINGTON - 10.2%
     King County, School District No. 408,
        GO, AMBAC Insured
        6.000%, 12/01/08                              1,000,000        1,021,360
     King County, School District No. 410,
        GO, FGIC Insured
        5.500%, 12/01/10                              1,285,000        1,373,472
     Pierce County, GO, AMBAC Insured,
        Callable 08/01/15 @ 100
        5.125%, 08/01/16                              1,375,000        1,503,838
     Seattle, Limited Tax, Ser B, GO,  ETM
        5.500%, 03/01/11                                 65,000           69,856
     Seattle, Limited Tax, Ser B, GO,
        5.500%, 03/01/11                              1,935,000        2,077,377
     Seattle, Municipal Light & Power
        Revenue Authority, Ser B, RB,
        MBIA Insured,
        Callable 06/01/08 @ 101
        4.750%, 06/01/09                              1,000,000        1,011,870
                                                                   -------------
                                                                       7,057,773
                                                                   -------------
   WISCONSIN - 2.9%
     Milwaukee, Metropolitan Sewerage District,
        Ser A, GO
        5.500%, 10/01/08                              2,000,000        2,029,140
                                                                   -------------
     TOTAL MUNICIPAL BONDS
        (Cost $64,444,940)
                                                                      66,000,553
                                                                   -------------

                                            See note to schedule of investments.

48 | 1.800.433.6884

                                     [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

NATIONAL INTERMEDIATE TAX-FREE BOND FUND (CONCLUDED)

Description                                              Shares         Value
-------------------------------------------            --------      -----------
    REGISTERED INVESTMENT COMPANY - 3.2%
     BlackRock Liquidity Funds,
        California Money Fund, 2.400% (C)              2,241,256     $ 2,241,256
                                                                     -----------
     TOTAL REGISTERED INVESTMENT COMPANY
        (Cost $2,241,256)                                              2,241,256
                                                                     -----------
   TOTAL INVESTMENTS - 98.7%
     (Cost $66,686,196) +                                             68,241,809
                                                                     -----------
   OTHER ASSETS & LIABILITIES, NET - 1.3%                                873,118
                                                                    ------------
   NET ASSETS - 100.0%                                              $ 69,114,927
                                                                    ============

-----------
+ At April 30, 2008, the tax basis cost of the Fund's investments was $66,686,196, and the unrealized appreciation and depreciation were $1,606,390 and $(50,777) respectively.

(A)   Prerefunded security - The maturity date shown is the prerefunded date.

(B)   Floating rate security. Rate disclosed is as of April 30, 2008.

(C)   The rate shown represents the 7-day effective yield as of April 30, 2008.

AMBAC - American Municipal Bond Assurance Corporation

COP - Certificates of Participation

ETM - Escrowed to Maturity

FGIC - Financial Guaranty Insurance Corporation

FSA - Financial Security Assurance

GO - General Obligation

MBIA - Municipal Bond Investors Assurance

PSF - Priority Solidarity Fund

RB - Revenue Bond

Ser - Series

TA - Tax Allocation

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 49

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SHORT TERM BOND FUND

Description                                       Par        Value
---------------------------------------------  ----------  -----------
    U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS-43.1%
     FHLMC 7 Year Balloon
        3.500%, 08/01/10                       $  415,654  $   416,947
     FHLMC Gold
        6.000%, 01/01/13                          223,539      231,813
        6.000%, 09/01/13                           47,335       48,994
        6.000%, 04/01/14                           89,246       92,261
        6.000%, 05/01/14                           59,403       61,403
        6.000%, 05/01/14                           62,584       64,690
        6.000%, 05/01/14                           92,932       96,060
        6.000%, 05/01/14                          353,928      365,889
        6.000%, 07/01/14                          301,688      311,886
        6.000%, 10/01/16                          238,026      245,851
        6.000%, 04/01/17                          777,630      802,891
        5.500%, 07/01/15                          899,860      921,364
        5.500%, 03/01/17                          242,746      248,524
        5.500%, 12/01/17                           23,625       24,174
        5.500%, 02/01/18                          260,922      267,072
        5.500%, 11/01/18                           22,624       23,149
        5.000%, 10/01/18                          705,084      713,205
        5.000%, 07/01/20                          344,284      347,142
     FHLMC, ARM
        4.778%, 03/01/35                          488,532      492,675
        4.538%, 01/01/34                          708,998      716,560
     FHLMC, CMO REMIC
        Ser 2722, CI PA
        4.000%, 02/15/21                           64,163       64,154
        Ser 2734, CI JC
        3.500%, 11/15/23                           61,431       61,401
        Ser 2743, CI NL
        3.000%, 05/15/23                          151,613      151,420
        Ser 2836, CI QC
        5.000%, 09/15/22                          276,759      278,394
        Ser 2844, CI PQ
        5.000%, 05/15/23                          195,945      197,491
     FNMA
        8.000%, 06/01/30                            7,316        7,915
        8.000%, 11/01/30                            4,683        5,067
        6.500%, 06/01/16                          105,271      109,547
        6.500%, 07/01/16                           74,406       77,428
        6.500%, 11/01/16                           67,750       70,502
        6.500%, 01/01/17                           71,341       74,239
        6.500%, 02/01/17                           27,845       28,976
        6.500%, 04/01/17                           97,199      101,147
        6.500%, 07/01/17                           86,276       89,780
        6.000%, 04/01/16                          369,026      381,131
        6.000%, 04/01/16                          880,546      909,706
        6.000%, 05/01/16                          884,981      914,011
        6.000%, 05/01/16                          546,495      565,105
        6.000%, 06/01/16                           46,111       47,623
        6.000%, 08/01/16                           78,579       81,156
        6.000%, 10/01/16                          184,125      190,165
        6.000%, 05/01/18                          536,281      553,872
        5.500%, 07/01/14                          347,615      356,258
        5.500%, 09/01/14                          542,685      556,177
        5.500%, 08/01/15                        1,164,163    1,193,108
        5.500%, 12/01/16                           99,149      101,583
        5.500%, 01/01/17                          715,090      732,646
        5.500%, 09/01/17                          923,977      946,373
        5.500%, 09/01/17                          112,571      115,300
        5.500%, 10/01/17                          148,210      151,802
        5.500%, 11/01/17                          264,665      271,080
        5.500%, 12/01/17                          141,630      145,063
        5.500%, 02/01/18                           17,356       17,766
        5.500%, 04/01/18                           36,115       36,967
        5.500%, 10/01/18                           48,363       49,535
        5.500%, 12/01/18                        1,816,837    1,861,442
        5.000%, 07/01/14                           85,186       86,213
        5.000%, 05/01/18                           42,314       42,758
        5.000%, 06/01/18                          161,462      163,155
     FNMA, ARM
        5.422%, 08/01/27                           46,325       46,455
        3.525%, 09/01/33                          377,989      378,502
     FNMA, CMO REMIC Ser 45, CI NM
        4.500%, 06/25/24                          262,687      263,119
     GNMA, CMO REMIC
        Ser 25, CI AC
        3.377%, 01/16/23                        1,001,846      992,908
        Ser 51, CI A
        4.145%, 02/16/18                          251,575      251,088
        Ser 52, CI A
        4.287%, 01/16/30                        1,803,081    1,800,596
        Ser 77, CI A
        3.402%, 03/16/20                         433,364       430,354
                                                           -----------
     TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-
        BACKED OBLIGATIONS
        (Cost $22,095,573)
                                                            22,443,028
                                                           -----------
   CORPORATE OBLIGATIONS - 30.3%
   CONSUMER DISCRETIONARY - 4.0%
     Comcast Cable Communications
        6.875%, 06/15/09                          500,000      512,949
        6.200%, 11/15/08                          300,000      302,276
     News America Holdings
        7.375%, 10/17/08                          450,000      454,270
     Time Warner Entertainment
        7.250%, 09/01/08                          300,000      302,279

                                            See note to schedule of investments.
50 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SHORT TERM BOND FUND (CONTINUED)

Description                                       Par        Value
---------------------------------------------  ----------  -----------
   CORPORATE OBLIGATIONS - (CONTINUED)
   CONSUMER DISCRETIONARY - (CONTINUED)
     Wal-Mart Stores
        6.875%, 08/10/09                       $  500,000  $   521,868
                                                           -----------
                                                             2,093,642
                                                           -----------
   CONSUMER STAPLES - 3.0%
     Kellogg
        6.600%, 04/01/11                          500,000      530,246
     Procter & Gamble
        6.875%, 09/15/09                          500,000      523,783
     Safeway
        7.500%, 09/15/09                          500,000      521,594
                                                           -----------
                                                             1,575,623
                                                           -----------
   FINANCIALS - 11.5%
     Associates
        6.250%, 11/01/08                           40,000       40,311
     Bank of America
        5.875%, 02/15/09                        1,000,000    1,016,561
     Caterpillar Financial Services
        MTN, Ser F
        3.700%, 08/15/08                          450,000      450,743
     CIT Group (A)
        4.000%, 05/08/08                          300,000      299,717
     Citigroup
        6.200%, 03/15/09                        1,000,000    1,015,113
     HSBC Bank USA
        3.875%, 09/15/09                        1,000,000      995,836
     John Hancock Financial Services
        5.625%, 12/01/08                          204,000      206,822
     Lehman Brothers Holdings, MTN
        5.625%, 01/24/13                          500,000      492,669
     Wachovia
        3.625%, 02/17/09                        1,000,000      993,801
     Wells Fargo
        3.125%, 04/01/09                          500,000
                                                               493,340
                                                           -----------
                                                             6,004,913
                                                           -----------
   FOREIGN GOVERNMENT - 1.0%
     Quebec Province
        5.000%, 07/17/09                          500,000
                                                               511,536
                                                           -----------
   HEALTH CARE - 2.0%
     Cigna
        7.000%, 01/15/11                          500,000      522,803
     Wellpoint
        4.250%, 12/15/09                          500,000
                                                               497,422
                                                           -----------
                                                             1,020,225
                                                           -----------
   INDUSTRIAL - 1.0%
     Raytheon
        4.850%, 01/15/11                          500,000      508,183
                                                           -----------
   INFORMATION TECHNOLOGY - 1.0%
     International Business Machines
        5.375%, 02/01/09                          500,000
                                                               506,670
                                                           -----------
   TELECOMMUNICATION SERVICES - 1.9%
     AT&T
        4.125%, 09/15/09                          500,000      501,299
     Sprint Capital (A)
        6.125%, 11/15/08                          500,000
                                                               496,250
                                                           -----------
                                                               997,549
                                                           -----------
   UTILITIES - 4.9%
     Carolina Power & Light
        5.950%, 03/01/09                          500,000      507,881
     MidAmerican Energy Holdings, Ser B
        7.520%, 09/15/08                          500,000      506,056
     MidAmerican Funding
        6.339%, 03/01/09                          500,000      510,309
     Ohio Edison
        4.000%, 05/01/08                          400,000      400,000
     Pacific Gas & Electric
        3.600%, 03/01/09                          624,000
                                                               622,605
                                                           -----------
                                                             2,546,851
                                                           -----------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $15,660,460)
                                                            15,765,192
                                                           -----------
ASSET-BACKED SECURITIES - 20.6%

     Bear Stearns Commercial Mortgage
        Securities, Ser 2001-TOP4, Cl A1
        5.060%, 11/15/16                          231,696      232,414
     CDC Commercial Mortgage Trust,
        Ser FX1, Cl A1
        5.252%, 05/15/19                        1,122,228    1,129,786
     CenterPoint Energy Transition Bond
        Co. II, Ser A-1
        4.840%, 02/01/09                          179,833      181,632
     Chase Mortgage Finance,
        Ser 2004-S1, CI A3
        5.500%, 02/25/19                          853,428      849,694
     Citibank Credit Card Master Trust,
        Ser 1999-2, Cl A
        5.875%, 03/10/11                        1,500,000    1,529,022
     ComEd Transitional Funding Trust,
        Ser 1998-1, Cl A7
        5.740%, 12/25/10                          247,019      248,743

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 51

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

SHORT TERM BOND FUND (CONCLUDED)

Description                                                Par        Value
---------------------------------------------           ----------  -----------

  ASSET-BACKED SECURITIES - (CONTINUED)
     Harley-Davidson Motorcycle Trust,
        Ser 2005-2, Cl A2
        4.070%, 02/15/12                                $  758,271  $   759,791
     MBNA Credit Card Master Note Trust,
        Ser 2003-A11, Cl A11
        3.650%, 03/15/11                                   725,000      725,893
        Ser 2005-A7, Cl A7
        4.300%, 02/15/11                                   590,000      591,116
     Merrill Lynch Mortgage Investors,
        Ser 2005-A2, Cl A4 (B)
        4.489%, 02/25/35                                   647,411      614,728
     Merrill Lynch Mortgage Trust,
        Ser 2002-MW1, CI A3
        5.403%, 07/12/34                                 1,000,000    1,010,029
     Peco Energy Transition Trust,
        Ser A, Cl A1
        6.520%, 12/31/10                                   500,000      524,358
     PG&E Energy Recovery Funding Trust,
        Ser 2005-1, Cl A2
        3.870%, 06/25/11                                   292,478      292,877
     Ser 2005-2, Cl A2
        5.030%, 03/25/14                                   950,000      964,481
     TXU Electric Delivery Transition Trust,
        Ser 2004-1, Cl A1
        3.520%, 11/15/11                                   178,142      178,987
     Washington Mutual CMO,
        Ser 2005-AR4, Cl A3
        4.585%, 04/25/35 (B)                               500,000      499,781
        Ser 2005-8, Cl 1A8
        5.500%, 10/25/35                                   406,022      394,898
                                                                    -----------
     TOTAL ASSET-BACKED SECURITIES
        (Cost $10,686,739)
                                                                     10,728,230
                                                                    -----------
  U.S TREASURY OBLIGATIONS - 2.5%
     U.S. Treasury Inflation Index Note (A)
        3.000%, 07/15/12                                 1,000,000    1,289,663
                                                                    -----------
     TOTAL U.S. TREASURY OBLIGATIONS
        (Cost $1,292,716)
                                                                      1,289,663
                                                                    -----------
  U.S GOVERNMENT AGENCY OBLIGATIONS - 0.5%
     FNMA
        6.375%, 06/15/09                                   250,000      260,319
                                                                    -----------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $254,212)
                                                                        260,319
                                                                    -----------
   REGISTERED INVESTMENT COMPANIES - 2.0%
     Dreyfus Cash Management                               525,596      525,596
     Fidelity Institutional Money
        Market Funds                                       525,596
                                                                        525,596
                                                                    -----------
     TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $1,051,192)
                                                                      1,051,192
                                                                    -----------
   REPURCHASE AGREEMENTS - 2.8%
     Greenwich Capital (C)
        2.588%, dated 04/30/08, matures on
        05/01/08, repurchase price $1,000,072
        (collateralized by various commercial
        mortgage-backed obligations, ranging in par
        value from $310,000 - $163,576,000,
        0.000% - 6.250%, 05/25/09 - 04/12/56,
        total market value $1,100,005)                $  1,000,000    1,000,000
     Lehman Brothers (C)
        2.518%, dated 04/30/08, matures on
        05/01/08, repurchase price $202,604
        (collateralized by a commercial
        mortgage-backed obligation, par value
        $4,055,000, 6.334%, 11/24/37,
        total market value $221,672)                       484,063      484,063
                                                                    -----------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $1,484,063)
                                                                      1,484,063
                                                                    -----------
   TOTAL INVESTMENTS - 101.8%
     (Cost  $52,524,955) +
                                                                     53,021,687
                                                                    -----------
   OTHER ASSETS & LIABILITIES, NET - (1.8)%
                                                                      (916,181)
                                                                    -----------
   NET ASSETS - 100.0%                                              $52,105,506
                                                                    ===========

------------
+ At April 30, 2008, the tax basis cost of the Fund's investments was $52,524,955, and the unrealized appreciation and depreciation were $569,796 and $73,064 respectively.

(A) This security or partial position of this security is on loan at April 30, 2008. The total value of securities on loan at April 30, 2008 is $1,450,026.

(B)   Floating rate security. Rate disclosed is as of April 30, 2008.

(C) This security was purchased with cash collateral received from securities lending.

ARM - Adjustable Rate Mortgage
Cl - Class
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
REMIC - Real Estate Mortgage Investment Conduit
Ser - Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

                                            See note to schedule of investments.
52 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND

Description                                               Par          Value
----------------------------------------------------  ------------  -----------
   MUNICIPAL BONDS - 98.3%
   CALIFORNIA - 89.4%
     ABAG, Finance Authority, Non-Profit,
        Jewish Community Center Orange
        Project, RB (A) (B) (C)
        2.300%, 06/01/29                              $  3,075,000  $ 3,075,000
     ABAG, Finance Authority, Non-Profit,
        Lucile Salter Packard Project, COP,
        AMBAC Insured (A) (B) (C)
        4.000%, 08/01/23                                19,100,000   19,100,000
     ABAG, Finance Authority, Non-Profit,
        Oshman Family Jewish Community,
        RB (A) (B) (C)
        2.500%, 06/01/37                                 4,450,000    4,450,000
     ABAG, Multi-Family Housing
        Finance Authority, Non-Profit,
        Episcopal Homes Foundation,
        COP (A) (B) (C)
        2.350%, 02/01/25                                 5,340,000    5,340,000
     Alameda County, Industrial
        Development Authority Revenue,
        Ettore Products Company Project,
        Ser A, RB, AMT (A) (B) (C)
        2.430%, 12/01/30                                 4,000,000    4,000,000
     Big Bear Lake, Industrial Revenue,
        Southwest Gas Corp. Project,
        Ser A, RB, AMT (A) (B) (C)
        2.610%, 12/01/28                                11,500,000   11,500,000
     California Communities Note
        Program, Ser A-1, TRAN
        4.500%, 06/30/08                                 6,000,000    6,008,159
     California School Cash Reserve
        Program, 2007 - 2008, Ser A, TRAN
        4.250%, 07/01/08                                 5,000,000    5,005,061
     California State, Department of
        Water & Power, Ser C-01,
        RB (A) (B) (C)
        2.600%, 05/01/22                                18,200,000   18,200,000
     California State, Department of
        Water & Power, Ser C-08,
        RB (A) (B) (C)
        2.150%, 05/01/22                                13,850,000   13,850,000
     California State, Department of
        Water & Power, Ser C-09,
        RB (A) (B) (C)
        2.150%, 05/01/22                                22,000,000   22,000,000
     California State, Department of
        Water & Power, Ser C-11,
        RB (A) (B) (C)
        2.300%, 05/01/22                                11,300,000   11,300,000
     California State, Department of
        Water & Power, Ser C-13,
        RB FSA Insured (A) (B) (C)
        2.210%, 05/01/22                                 5,450,000    5,450,000
     California State, Department of
        Water & Power, Ser C-15,
        RB (A) (B) (C)
        1.850%, 05/01/22                                12,640,000   12,640,000
     California State, Department of
        Water & Power, Ser C-18,
        RB (A) (B) (C)
        2.250%, 05/01/22                                19,000,000   19,000,000
     California State, Department of
        Water & Power, Ser G-06,
        RB FSA Insured (A) (B) (C)
        2.600%, 05/01/17                                 6,200,000    6,200,000
     California State, Department of
        Water & Power, TECP
        1.250%, 05/08/08                                 4,995,000    4,995,000
     California State, Economic Recovery,
        Ser C-11, RB (A) (B) (C)
        2.000%, 07/01/23                                 1,880,000    1,880,000
     California State, Educational
        Facilities Authority, California
        Institute of Technology,
        RB (A) (B) (C)
        2.150%, 01/01/24                                19,000,000   19,000,000
     California State, Educational
        Facilities Authority, Californina
        Institute of Technology, Ser B,
        RB (A) (B) (C)
        2.000%, 10/01/36                                 3,700,000    3,700,000
     California State, Educational
        Facilities Authority, Pomona
        College, Ser B, RB (A) (B) (C)
        2.200%, 07/01/54                                 2,750,000    2,750,000
     California State, Health Facilities,
        Financing Authority,
        Catholic Healthcare, Ser B,
        RB, MBIA Insured (A) (B) (C)
        4.100%, 07/01/16                                 8,400,000    8,400,000
     California State, Housing
        Finance Agency, Home
        Mortgagae, Ser U, RB, AMT,
        MBIA Insured (A) (B)
        3.500%, 08/01/32                                 7,830,000    7,830,000

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 53

                                    [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                         Par           Value
------------------------------------            ------------   ------------
MUNICIPAL BONDS - (CONTINUED)
  California State, Housing
     Finance Agency, Home
     Mortgage, Ser F, RB, AMT,
     AMBAC Insured (A) (B) (C)
     5.500%, 02/01/33                           $ 15,005,000   $ 15,005,000
  California State, Housing
     Finance Agency, Multi-Family
     Housing, Ser B, RB (A) (B) (C)
     2.180%, 02/01/35                             14,700,000     14,700,000
  California State, Infrastructure &
     Economic Development Bank
     Insured Revenue, Rand Corp.
     Ser B, RB,
     AMBAC Insured (A) (B) (C)
     4.000%, 04/01/42                              7,215,000      7,215,000
  California State, Infrastructure
     & Economic Development Bank,
     Independemt Systems
     Operator Corp. Project, Ser C,
     RB, MBIA Insured (A) (B) (C)
     4.000%, 04/01/09                              2,500,000      2,500,000
  California State, Infrastructure
     & Economic Development Bank,
     Independent Systems
     Operator Corp., Ser B, RB,
     AMBAC Insured (A) (B) (C)
     8.000%, 02/01/13                             18,900,000     18,900,000
  California State, Kindergarten
     University, Ser B-5,
     GO (A) (B) (C)
     2.250%, 05/01/34                              7,875,000      7,875,000
  California State, Ser B-01,
     GO (A) (B) (C)
     2.360%, 05/01/40                             16,350,000     16,350,000
  California State, Ser B-04,
     GO (A) (B) (C)
     2.300%, 05/01/40                             11,100,000     11,100,000
  California State, Ser B-05,
     GO (A) (B) (C)
     2.300%, 05/01/40                             17,800,000     17,800,000
  California Statewide,
     Communities Development
     Authority, John Muir/Mt. Diablo
     Health, COP,
     AMBAC Insured (A) (B) (C)
     5.000%, 08/15/27                             24,400,000     24,400,000
  California Statewide,
     Communities Development
     Authority, Multi-Family Housing,
     Crossings Elk Grove, Ser H,
     RB, AMT (A) (B) (C)
     2.440%, 04/01/38                             15,000,000     15,000,000
  California Statewide,
     Communities Development
     Authority, Sweep Loan Program,
     Ser A, RB (A) (B) (C)
     2.370%, 08/01/35                             10,500,000     10,500,000
  California Statewide,
     Communities Development
     Authority, Sweep Loan Program,
     Ser B, RB (A) (B) (C)
     2.370%, 06/01/35                              4,515,000      4,515,000
  Chino Basin Regional Financing
     Authority, Inland Empire Utilities,
     Ser A, RB, AMBAC Insured (A) (B)
     6.000%, 06/01/32                              2,890,000      2,890,000
  City of Pasadena, COP (A) (B) (C)
     2.300%, 02/01/35                              6,000,000      6,000,000
  Contra Costa County,
     Multi-Family Mortgage Revenue,
     RB, FNMA Insured (A) (B) (C)
     2.390%, 11/15/22                              3,000,000      3,000,000
  Dublin, Multi-Family Housing
     Authority, Park Sierra, Ser A,
     RB, AMT (A) (B) (C)
     2.590%, 06/01/28                              2,600,000      2,600,000
  East Bay Municipal Utility
     District Water System,
     Ser B-3, RB (A) (B) (C)
     2.400%, 06/01/26                              5,000,000      5,000,000
  East Bay Municipal Water
     System, TECP
     1.850%, 05/08/08                              4,000,000      4,000,000
  East Bay, Municipal Utility District
     Water System Revenue, Ser B, RB,
     FSA Insured (A) (B) (C)
     2.450%, 06/01/25                             13,010,000     13,010,000
  East Bay, Municipal Utility District
     Water System Revenue, Ser C2,
     RB (A) (B) (C)
     2.350%, 06/01/26                              5,000,000      5,000,000
  East Bay, Municipal Utility District
     Water System Revenue, Ser C3,
     RB (A) (B) (C)
     2.350%, 06/01/26                              5,000,000      5,000,000

                                            See note to schedule of investments.

54 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                          Par           Value
-----------------------------------------        -----------   -----------
MUNICIPAL BONDS - (CONTINUED)
  East Bay, Municipal Utility
     District Water System Revenue,
     Ser C5, RB (A) (B) (C)
     2.300%, 06/01/26                            $ 5,000,000   $ 5,000,000
  Eastern Municipal Water District,
     Water & Sewer Revenue,
     Ser A, COP (A) (B) (C)
     2.300%, 07/01/30                              2,855,000     2,855,000
  Eastern Municipal Water District,
     Water & Sewer Revenue,
     Ser A, COP, MBIA Insured (A) (B) (C)
     4.100%, 07/01/23                              3,530,000     3,530,000
  Eastern Municipal Water District,
     Water & Sewer Revenue,
     Ser B, COP, MBIA Insured (A) (B) (C)
     4.100%, 07/01/33                              3,300,000     3,300,000
  Grand Terrace, Community
     Redevelopment Agency,
     Multi-Family Housing Revenue,
     Mt. Vernon Villas, RB (A) (B) (C)
     2.390%, 02/15/30                              4,645,000     4,645,000
  Grant, Joint Unified High School
     District, School Facilities Bridge
     Funding Program, COP,
     FSA Insured (A) (B) (C)
     2.500%, 06/01/41                              4,600,000     4,600,000
  Hemet, Multi-Family Housing
     Authority, Sunwest Retirement,
     Ser A, RB, FHLMC Insured (A) (B) (C)
     2.240%, 01/01/25                              5,100,000     5,100,000
  Irvine Ranch Water District,
     Ser B (A) (B) (C)
     2.750%, 05/01/37                              5,355,000     5,355,000
  Irvine, Public Facilities &
     Infrastructure Authority,
     Capital Improvement Project,
     RB (A) (B) (C)
     2.700%, 11/01/10                              1,600,000     1,600,000
  Lodi City, Electric Systems Revenue,
     Ser A, COP,
     MBIA Insured (A) (B) (C)
     3.400%, 07/01/32                              5,000,000     5,000,000
  Los Angeles Community
     Redevelopment Agency,
     Multi-Family Housing Authority,
     Wilshire Station Apartments,
     Ser A, RB, AMT (A) (B) (C)
     2.480%, 10/15/38                              5,500,000     5,500,000
  Los Angeles County Housing
     Authority, Multi-Family Housing
     Authority, Castaic Senior Apartments
     Project, Ser C, RB, AMT,
     FNMA Insured (A) (B) (C)
     2.440%, 07/15/36                              9,300,000     9,300,000
  Los Angeles County Housing
     Authority, Multi-Family Housing
     Authority, Malibu Meadows II,
     Ser C, RB, FNMA Insured (A) (B) (C)
     2.240%, 04/15/28                              7,000,000     7,000,000
  Los Angeles County, Metropolitan
     Transportation Authority Sales
     Tax Revenue, Sr-Ser A, RB,
     MBIA Insured (A) (B) (C)
     3.100%, 07/01/20                              5,070,000     5,070,000
  Los Angeles County, TRAN, GO
     4.500%, 06/30/08                              5,000,000     5,006,956
  Los Angeles County, TRAN, TECP
     0.850%, 08/06/08                              6,450,000     6,450,000
  Los Angeles, Convention & Exhibit
     Center Authority Revenue,
     Ser C-2, RB, AMBAC Insured (A) (B) (C)
     5.000%, 08/15/21                              5,500,000     5,500,000
  Los Angeles, Department of Water
     & Power Waterworks Revenue,
     Sub-Ser B-1, RB (A) (B) (C)
     2.350%, 07/01/35                              4,200,000     4,200,000
  Los Angeles, Department of Water
     & Power Waterworks Revenue,
     Sub-Ser B-4, RB (A) (B) (C)
     2.150%, 07/01/35                             13,975,000    13,975,000
  Los Angeles, Department of Water
     & Power, Power System,
     Sub-Ser A-5, RB (A) (B) (C)
     2.150%, 07/01/35                              2,500,000     2,500,000
  Los Angeles, Department of Water
     & Power, Power Systems,
     Sub-Ser A-7, RB (A) (B) (C)
     2.250%, 07/01/35                              4,350,000     4,350,000
  Los Angeles, Multi-Family Housing
     Authority, 1984 Issue A,
     RB (A) (B) (C)
     2.300%, 07/01/14                              3,500,000     3,500,000
  Los Angeles, Multi-Family
     Housing Revenue,
     Masselin Manor, RB (A) (B) (C)
     2.500%, 07/01/15                              5,500,000     5,500,000

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 55

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONTINUED)

Description                                       Par           Value
-------------------------------------------   ------------   -----------
MUNICIPAL BONDS - (CONTINUED)

     Los Angeles, Multi-Family Revenue,
        Museum Terrace Apartments,
        Ser H, RB (A) (B) (C)
        2.300%, 11/01/09                      $  5,620,000   $ 5,620,000
     M-S-R Public Power Agency,
        San Juan Project, Sub Lien,
        Ser E, RB
        MBIA Insured (A) (B) (C)
        4.500%, 07/01/22                         9,525,000     9,525,000
     Metropolitan, Water District of
        Southern California, Waterworks
        Revenue Ser A-2, RB (A) (B) (C)
        2.600%, 07/01/23                         7,750,000     7,750,000
     Metropolitan, Water District of
        Southern California, Waterworks
        Revenue, Ser B, RB (A) (B) (C)
        2.350%, 07/01/20                         9,800,000     9,800,000
     Metropolitan, Water District of
        Southern California, Waterworks
        Revenue, Ser B-1, RB (A) (B) (C)
        2.200%, 07/01/28                         4,950,000     4,950,000
     Metropolitan, Water District of
        Southern California, Waterworks
        Revenue, Ser B-4, RB (A) (B) (C)
        2.360%, 07/01/35                         5,000,000     5,000,000
     Metropolitan, Water District of
        Southern California, Waterworks
        Revenue, Ser C, RB (A) (B) (C)
        2.200%, 07/01/28                         9,900,000     9,900,000
     Oakland, Capital Equipment Project,
        COP (A) (B) (C)
        2.400%, 12/01/15                         5,100,000     5,100,000
     Ontario, Multi-Family Housing
          Authority, Residential Park
        Centre Project, RB,
        FHLMC Insured (A) (B) (C)
        2.240%, 12/01/35                        23,500,000    23,500,000
     Orange County, Apartment
        Development Revenue, Riverbend
        Apartments, Ser B, RB,
        FHLMC Insured (A) (B) (C)
        2.240%, 12/01/29                         2,200,000     2,200,000
     Orange County, Apartment
        Development Revenue,
        WLCO LF Partners, Ser G-1,
        RB, FNMA Insured (A) (B) (C)
        2.240%, 11/15/28                         4,100,000     4,100,000
     Orange County, Apartment
        Development Revenue,
        WLCO LF Partners, Ser G-2,
        RB, FNMA Insured (A) (B) (C)
        2.240%, 11/15/28                         1,000,000     1,000,000
     Orange County, Apartment
        Development Revenue,
        WLCO LF Partners, Ser G-3,
        RB, FNMA Insured (A) (B) (C)
        2.240%, 11/15/28                         2,700,000     2,700,000
     Orange County, Sanitation
        District, COP,
        AMBAC Insured (A) (B)
        5.600%, 08/01/13                        15,140,000    15,140,000
     Orange County, Special Financing
        Authority, Teeter Plan Revenue,
        Ser B, RB AMBAC Insured (A) (B) (C)
        2.910%, 11/01/14                         2,000,000     2,000,000
     Orange County, Special Financing
        Authority, Teeter Plan Revenue,
        Ser C, RB, AMBAC Insured (A) (B) (C)
        2.900%, 11/01/14                         9,000,000     9,000,000
     Orange County, Special Financing
        Authority, Teeter Plan Revenue,
        Ser E, RB, AMBAC Insured (A) (B) (C)
        2.900%, 11/01/14                         5,000,000     5,000,000
     Oxnard, Financing Authority
        Wastewater Revenue,
        Headworks & Sepric Convention,
        Ser B, RB, AMBAC Insured (A) (B) (C)
        4.000%, 06/01/34                         4,000,000     4,000,000
     Oxnard, Multi-Family Housing
        Authority, Seawind Apartments
        Projects, Ser A,
        RB, AMT, FNMA Insured (A) (B) (C)
        2.620%, 12/01/20                         3,175,000     3,175,000
     Rancho, Water District, Financing
        Authority Revenue, Ser B,
        RB (A) (B) (C)
        2.400%, 08/01/31                         2,625,000     2,625,000
     Riverside County, Public Facilities,
        Ser A, COP (A) (B) (C)
        2.480%, 12/01/15                         2,100,000     2,100,000
     Riverside County, Public Facilities,
        Ser D, COP (A) (B) (C)
        2.480%, 12/01/15                         1,600,000     1,600,000

                                            See note to schedule of investments.

56 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

Description                                       Par           Value
-------------------------------------------   ------------   -----------
MUNICIPAL BONDS - (CONTINUED)

     Sacramento County, Special Facilities
        Airport Revenue, Cessna Aircraft
        Company Project,
        RB, AMT (A) (B) (C)
        2.530%, 11/02/28                      $  1,000,000   $ 1,000,000
     Sacramento, City Financing
        Authority, Ser G, RB,
        AMBAC Insured (A) (B) (C)
        3.430%, 05/01/16                         5,700,000     5,700,000
     Sacramento, Unified School District,
        COP, FSA Insured (A) (B) (C)
        2.600%, 03/01/31                         5,650,000     5,650,000
     San Bernardino County, Medica
        Center Financing Project, COP,
        MBIA Insured (A) (B) (C)
        2.750%, 08/01/26                        18,000,000    18,000,000
     San Diego County & School
        District, Ser A, TRAN
        4.500%, 06/30/08                         2,000,000     2,002,846
     San Diego County, Regional
        Transportation Commission Sales
        Tax Revenue, Ser C, RB (A) (B) (C)
        2.700%, 04/01/38                        14,000,000    14,000,000
     San Diego Water, TECP
        1.350%, 07/09/08 (C)                     2,000,000     2,000,000
     San Diego, Community College,
        Election 2006, GO
        4.250%, 08/01/08                         2,000,000     2,003,181
     San Francisco City & County,
        Laguna Honda Hospitall, Ser C,
        GO, MBIA Insured (A) (B) (C)
        4.500%, 06/15/30                        1,400,000      1,400,000
     San Francisco City & County,
        Redevelopment Agency,
        Fillmore Housing Center Project,
        Ser A-1, RB,
        FHLMC Insured (A) (B) (C)
        2.620%, 12/01/17                        11,900,000    11,900,000
     San Gabriel, Valley Council
        Government, TECP (C)
        0.850%, 08/06/08                         5,900,000     5,900,000
     San Jose, Multi-Family Housing
        Authority, Pollard Plaza
        Apartments, Ser D, RB, AMT,
        FHLMC Insured (A) (B) (C)
        2.500%, 08/01/35                         6,355,000     6,355,000
     San Jose, Multi-Family Housing
        Authority, Turnleaf Apartments,
        Ser A, RB, AMT,
        FHLMC Insured (A) (B) (C)
        2.530%, 06/01/36                         4,330,000     4,330,000
     Santa Ana, Multi-Family Housing
        Authority, Vintage Apartments,
        Ser A, RB, AMT,
        FNMA Insured (A) (B) (C)
        2.450%, 12/15/22                         5,035,000     5,035,000
     Santa Clara County, El Camino
        Hospital District Lease Authority,
        Valley Medical Center Project,
        Ser A, RB (A) (B) (C)
        2.480%, 08/01/15                        14,050,000    14,050,000
     Santa Clara County, El Camino
        Hospital District Lease Authority,
        Valley Medical Center Project,
        Ser B, RB (A) (B) (C)
        2.480%, 08/01/15                        12,900,000    12,900,000
     Simi Valley, Multi-Family Housing
        Authority, Lincoln Wood Ranch, RB,
        FHLMC Insured (A) (B) (C)
        2.240%, 06/01/10                         6,550,000     6,550,000
     State of California, Economic
        Recovery, Ser C-1, (A) (B) (C)
        2.450%, 07/01/23                         9,100,000     9,100,000
     University of California, Ser B, TECP
     1.900%, 06/05/08                           16,000,000    16,000,000
     1.390%, 09/04/08                            6,600,000     6,600,000
     Ventura County, TRAN, GO
        4.500%, 07/01/08                         5,000,000     5,007,153
                                                             -----------
                                                             838,138,356
                                                             -----------
FLORIDA - 1.1%
     Miami, Packing Systems Revenue,
        RB, AMBAC Insured (A) (B) (C)
        5.000 %, 10/01/36                       10,000,000    10,000,000
                                                             -----------
MICHIGAN - 3.7%
     Michigan State, Higher Education
        Student Loan Authority, Ser XII-B,
        RB, AMT (A) (B) (C)
        6.500 %, 10/01/13                       35,000,000    35,000,000
                                                             -----------

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 57

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

CALIFORNIA TAX-FREE MONEY MARKET FUND (CONCLUDED)

Description                                       Par           Value
-------------------------------------------   ------------   -----------
MUNICIPAL BONDS - (CONTINUED)

   NEW YORK - 2.2%
     New York City, Sub-Ser C-5,
        2.450%, 08/01/20                      $ 14,900,000   $14,900,000
     New York State, Housing
        Finance Agency, Multi-Family
        Housing, Ser A, RB, AMT
        AMBAC Insured (A) (B) (C)
        5.430%, 11/01/28                         6,000,000     6,000,000
                                                             -----------
                                                              20,900,000
                                                             -----------

   TEXAS - 0.2%
     Gulf Coast, Industrial
        Development Authority,
        Citgo Petroleum Corp Project,
        RB, AMT (A) (B) (C)
        2.650%, 04/01/26                         1,000,000     1,000,000
        2.650%, 02/01/32                         1,000,000     1,000,000
                                                             -----------
                                                               2,000,000
                                                             -----------

   VIRGINIA - 1.7%
     Virginia Commonwealth University,
        Ser A, RB (A) (B) (C)
        3.500 %, 11/01/30                       15,755,000    15,755,000
                                                             -----------

     TOTAL MUNICIPAL BONDS
        (Cost $921,793,356)                                  921,793,356
                                                             -----------
REGISTERED INVESTMENT COMPANIES - 0.5%

     BlackRock Liquidity Funds,
        California Money Fund, 2.400% (D)        4,822,108     4,822,108
     Goldman Sachs ILA Tax-Exempt
        California Portfolio, 2.310% (D)             6,450         6,450
                                                             ------------

     TOTAL REGISTERED INVESTMENT COMPANIES
        (Cost $4,828,558)                                      4,828,558
                                                             ------------

TOTAL INVESTMENTS - 98.8%
     (Cost $926,621,914) +                                    926,621,914
                                                             ------------
OTHER ASSETS & LIABILITIES, NET - 1.2%                         11,050,040
                                                             ------------
NET ASSETS - 100.0%                                          $937,671,954
                                                             ============

----------

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A)   Floating rate security. Rate disclosed is as of April 30, 2008.

(B) Put and Demand Feature - The date reported is the final maturity, not the next reset or put date.

(C) Securities are held in conjunction with a guarantee/letter of credit and/or a liquidity agreement by a major commercial bank or financial institution.

(D)   The rate shown represents the 7-day effective yield as of April 30, 2008.

ABAG - Association of Bay Area Governments

AMBAC - American Municipal Bond Assurance Corporation

AMT - Alternative Minimum Tax

COP - Certificates of Participation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GO - General Obligation

MBIA - Municipal Bond Investors Assurance

RB - Revenue Bond

SER - Series

TECP - Tax-Exempt Commercial Paper

TRAN - Tax and Revenue Anticipation Note

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

58 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND

Description                                       Par             Value
-------------------------------------------   ------------   -------------
COMMERCIAL PAPER - DISCOUNTED * - 42.1%

ASSET-BACKED SECURITY -  GOVERNMENT - 4.6%
     Govco LLC (A)
        2.638%, 06/25/08                      $ 25,000,000   $  24,899,931
        2.900%, 07/17/08                        50,000,000      49,692,000
        2.890%, 07/25/08                        93,000,000
                                                                92,369,796
                                                             -------------

     TOTAL ASSET-BACKED SECURITY -
        GOVERNMENT
        (Cost $ 166,961,727)                                   166,961,727
                                                             -------------
ASSET-BACKED SECURITY - TRADE
 RECEIVABLES - 22.7%
     Apreco LLC (A)
        3.145%, 05/14/08                        75,000,000      74,915,500
        2.827%, 05/15/08                       100,000,000      99,890,333
     Cafco LLC (A)
        2.910%, 06/02/08                        50,000,000      49,871,111
        2.910%, 06/03/08                       100,000,000      99,734,167
     Clipper Receivables Co. LLC (A)
        2.650%, 05/01/08                       175,000,000     175,000,000
     CRC Funding LLC (A)
        2.847%, 05/21/08                       175,000,000     174,723,889
     Jupiter Securities Co. LLC (A)
        2.876%, 05/22/08                       101,328,000     101,158,360
     Ranger Funding Co. LLC (A)
        2.907%, 05/20/08                        45,000,000      44,931,125
                                                             -------------
     TOTAL ASSET-BACKED SECURITY - TRADE
        RECEIVABLES
        (Cost $ 820,224,485)
                                                               820,224,485
                                                             -------------

BANKING - 14.8%
     Long Lane Master Trust IV (A)
        2.818%, 05/08/08                        36,000,000      35,980,330
        2.808%, 05/09/08                        39,325,000      39,300,531
        2.903%, 06/19/08                        53,000,000      52,791,519
     Louis Dreyfus Corp.
        3.004%, 05/08/08                        30,000,000      29,982,500
        3.008%, 05/28/08                        50,000,000      49,887,500
     Nationwide Building Society (A)
        2.927%, 11/07/08                        25,000,000      24,621,319
     Old Slip Funding Corp. LLC (A)
        2.877%, 05/19/08                        49,621,000      49,549,794
        2.927%, 05/28/08                        34,873,000      34,796,628
     PB Finance (Delaware) (A)
        3.050%, 05/01/08                        50,000,000      50,000,000
     Societe Generale North America
        3.013%, 07/18/08                       172,000,000     170,885,727
                                                             -------------
     TOTAL BANKING
        (Cost $ 537,795,848)
                                                               537,795,848
                                                             -------------
     TOTAL COMMERCIAL PAPER - DISCOUNTED
        (Cost $ 1,524,982,060)
                                                             1,524,982,060
                                                             -------------
CERTIFICATES OF DEPOSIT - DOMESTIC - 26.6%

     American Express Centurion Bank (B)
        2.931%, 12/02/08                       100,000,000     100,000,000
        3.427%, 05/11/09                        75,000,000      75,000,000
     Branch Banking & Trust Co.
        4.750%, 05/13/08                       100,000,000     100,000,000
        3.045%, 03/25/09 (B)                    75,000,000      75,000,000
     Citibank N.A.
        3.000%, 05/15/08                        90,000,000      90,000,000
        3.080%, 05/27/08                        90,000,000      90,000,000
     Comerica Bank
        2.600%, 05/21/08                       100,000,000     100,000,000
     Harris N.A. (B)
        3.256%, 04/28/09                       150,000,000     150,000,000
     Wilmington Trust Co.
        3.070%, 05/23/08                       100,000,000     100,000,000
        3.070%, 05/28/08                        82,000,000      82,030,311
                                                             -------------

     TOTAL CERTIFICATES OF DEPOSIT - DOMESTIC
        (Cost $ 962,030,311)
                                                               962,030,311
                                                             -------------

CERTIFICATES OF DEPOSIT - YANKEE - 22.1%

     Bank of Ireland, CT (B)
        3.220%, 04/23/09                       100,000,000     100,000,000
     Barclays Bank PLC NY (B)
        3.041%, 10/07/08                       100,000,000     100,000,000
        3.295%, 02/05/09                        75,000,000      75,000,000
     Dexia Bank, NY
        3.085%, 06/02/08                        70,000,000      70,000,617
     Natixis NY
        4.750%, 05/01/08                       100,000,000     100,000,000
        2.860%, 05/05/08                        75,000,000      75,000,000
     Norinchukin Bank, NY
        2.880%, 05/07/08                       100,000,000     100,000,000
     UBS AG Stamford, CT
        3.030%, 05/19/08                        90,000,000      90,000,447
        2.520%, 06/17/08                        90,000,000      90,000,000
                                                             -------------

     TOTAL CERTIFICATES OF DEPOSIT - YANKEE
        (Cost $ 800,001,064)                                   800,001,064
                                                             -------------
CORPORATE OBLIGATIONS - 9.4%

BANKING - 9.4%
     Bank of Montreal Chicago (A) (B) (C)
        3.224%, 06/05/14                       150,000,000     150,000,000
     Credit Agricole (A) (B) (C)
        2.829%, 01/18/13                       100,000,000     100,000,000
     Nationwide Building Society,
        MTN (A) (B) (C)
        2.801%, 01/07/10                        40,000,000      40,000,000

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 59

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONTINUED)

Description                                       Par            Value
-------------------------------------------   ------------   -------------
CORPORATE OBLIGATIONS - (CONTINUED)

     Westpac Banking Corp. NY (A) (B)
        2.731%, 09/05/08                      $ 50,000,000   $  49,951,664
                                                             -------------
     TOTAL CORPORATE OBLIGATIONS
        (Cost $339,951,664)                                    339,951,664
                                                             -------------
PROMISSORY NOTE - 1.4%
BROKERAGE - 1.4%
     Goldman Sachs Group L.P. (A) (D)
        5.470%, 07/11/08                        50,000,000
                                                                50,000,000
                                                             -------------
     TOTAL PROMISSORY NOTE
        (Cost $50,000,000)                                      50,000,000
                                                             -------------

VARIABLE RATE DEMAND NOTES - 0.7%
 BANKING - 0.5%
     Alaska State, Four Dam Pool,
        Ser B, RB (B) (E) (F)
        2.860%, 07/01/26                         7,400,000       7,400,000
     Holland-Sheltair Av Funding (B) (E) (F)
        3.290%, 05/01/35                         7,645,000       7,645,000
     Washington State, Housing
        Finance Commission, Multi-Family
        Housing, The Lodge at Eagle Ridge,
        Ser B, RB (B) (E) (F)
        2.890%, 08/01/41                         4,065,000
                                                                 4,065,000
                                                             -------------
     TOTAL BANKING
        (Cost $19,110,000)                                     19,110,000
                                                             -------------
   INSURANCE - 0.2%
     San Jose, California, Financing
        Authority Lease Revenue,
        Hayes Mansion Phase,
        Ser B, RB (B) (E) (F)
        5.450%, 07/01/24                         8,000,000
                                                                 8,000,000
                                                             -------------
     TOTAL INSURANCE
        (Cost $8,000,000)                                       8,000,000
                                                             -------------
     TOTAL VARIABLE RATE DEMAND NOTES
        (Cost $27,110,000)                                     27,110,000
                                                             -------------
TIME DEPOSIT - 0.8%
     National City Bank
        2.250%, 05/01/08                         30,00,000
                                                                30,000,000
                                                             -------------
     TOTAL TIME DEPOSIT
        (Cost $30,000,000)                                      30,000,000
                                                             -------------

REPURCHASE AGREEMENT - 0.8%

     Deutsche Bank Securities, Inc.
        1.950%, dated 04/30/08,
        matures on 05/01/08,
        repurchase price $
        28,593,914 (collateralized by a
        U.S. Treasury obligation, ranging
        in par value from $13,895,003 -
        $19,043,800, 0.000% - 11.750%,
        11/15/14 - 08/15/24,
        total market value $ 29,164,282)        28,592,365        28,592,365
                                                             ---------------
     TOTAL REPURCHASE AGREEMENT
        (Cost $ 28,592,365)                                       28,592,365
                                                             ---------------
TOTAL INVESTMENTS - 103.1%
        (Cost $ 3,732,667,464)+                                3,732,667,464
                                                             ---------------
OTHER ASSETS &LIABILITIES,
        NET - (3.1)%                                            (112,766,259)
                                                             ---------------
NET ASSETS - 100.0%                                          $ 3,619,901,205
                                                             ===============

----------

* Rate shown represents the money market equivalent yield to maturity at purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Securities sold within the terms of a private placement memorandum, exempt from registration under Section 3a-4, 4(2) or 144a of the Securities Act of 1933, as amended, and may be sold only to the dealers in that program or other "accredited investors". The total value of these securities as of April, 2008 were $1,664,177,997 and represented 46.0% of net assets.

(B) Adjustable Rate Security - The rate reflected is the rate in effect on April 30, 2008.

(C) Extendable Security - The maturity date reflects the next date on which the principal can be recovered.

(D) Security considered illiquid. The total value of such security as of April 30, 2008 was $50,000,000 and represented 1.4% of net assets.

(E) Securities are held in conjunction with a guarantee/letter of credit and/or a liquidity agreement by a major commercial bank or financial institution.

(F) Demand Feature - The date reported is the final maturity, not the date on which principal could be recovered.

                                            See note to schedule of investments.

60 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

DIVERSIFIED MONEY MARKET FUND (CONCLUDED)

LLC - Limited Liability Company
L.P. - Limited Partnership
MBIA - Municipal Bond Investors Assurance
MTN - Medium Term Note
NY - New York
PLC - Public Liability Company
RB - Revenue Bond
Ser - Series

For Information Regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 61

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

Description                                       Par            Value
-------------------------------------------   ------------   -------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 40.1%

     FFCB
        2.631%, 08/07/09 (A)(B)               $ 25,000,000   $  25,000,000
     FHLB
        2.618%, 03/13/09 (A)                    25,000,000      25,000,000
        2.850%, 03/17/09 (C)                    50,000,000      50,000,000
        2.520%, 04/21/09 (C)                    25,000,000      25,000,000
        3.111%, 08/05/09 (A)(B)                 25,000,000      24,998,327
        2.730%, 08/21/09 (A)(B)                 32,000,000      31,982,110
        2.658%, 09/14/09 (A)(B)                 25,000,000      24,996,578
     FHLMC
        2.702%, 09/18/09 (A)(B)                 25,000,000      25,000,000
        2.464%, 09/25/09 (A)(B)                 25,000,000      24,981,005
        2.816%, 09/28/09 (A)(B)                 54,700,000      54,671,819
                                                             -------------
     TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
        (Cost $ 311,629,839)                                   311,629,839
                                                             -------------
VARIABLE RATE DEMAND NOTES - 20.0%

     California, Milpitas Multi-Family
        Housing Revenue Crossing,
        Ser A, RB
        Guarantee: FNMA (A)(D)
        2.870%, 08/15/33                         4,600,000       4,600,000
     California, Sacramento County,
        Multi-Family Housing
        Development Authority,
        Deer Park Apartments, RB
        Guarantee: FNMA (A)(D)
        2.900%, 07/15/35                         1,450,000       1,450,000
     California, Sacramento County,
        Multi-Family Housing
        Development Authority,
        Natomas, RB
        Guarantee: FNMA (A)(D)
        2.880%, 04/15/36                         3,030,000       3,030,000
     California, San Francisco, City &
        County Redevelopment, Ser D, RB
        Guarantee: FNMA (A)(D)
        2.850%, 06/15/34                        24,450,000      24,450,000
     California, Simi Valley, Multi-Family
        Housing Revenue, Parker Ranch, RB
        Guarantee: FNMA (A)(D)
        2.900%, 07/15/36                         1,650,000       1,650,000
     California, Statewide Community
        Development Authority,
        Palms Apartments, Ser C, RB
        Guarantee: FNMA (A)(D)
        2.880%, 05/15/35                         4,255,000       4,255,000
     New York City Housing Development,
        Multi-Family Mortgage Revenue,
        Pearl Street Development, Ser B, RB
        Guarantee: FNMA (A)(D)
        3.050%, 10/15/41                        14,225,000      14,225,000
     New York City Housing Development,
        Multi-Family Rent Housing Revenue,
        West Street, Ser B, RB
        Guarantee: FNMA (A)(D)
        3.000%, 03/15/36                         5,400,000       5,400,000
     New York State, Dormitory Authority
        Revenue, Ser B, RB
        Guaratee: FNMA (A)(D)
        2.850%, 11/15/36                        23,610,000      23,610,000
     New York State, Housing Finance
        Agency Revenue, East 39th Street
        Housing, Ser B, RB
        Guarantee: FNMA (A)(D)
        2.850%, 11/15/31                         1,600,000       1,600,000
     New York State, Housing Finance
        Agency Revenue, North End,
        Ser B, RB
        Guarantee: FNMA (A)(D)
        4.850%, 11/15/36                         2,500,000       2,500,000
     New York State, Housing Finance
        Agency Revenue, Ser B, RB
        Guarantee: FNMA (A)(D)
        3.050%, 05/15/33                        15,900,000      15,900,000
     New York State, Housing Finance
        Agency Revenue, Biltmore Tower
        Housing, Ser B, RB
        Guarantee: FNMA (A)(D)
        3.150%, 05/15/34                         2,200,000       2,200,000
     New York State, Housing Finance
        Agency Revenue, Tower 31
        Housing, Ser A, RB
        Guarantee: FHLMC (A)(D)
        3.050%, 11/01/36                         4,500,000       4,500,000
     New York State, Housing Finance
        Agency Revenue, Victory
        Housing 2000, Ser B, RB
        Guarantee: FHLMC (A)(D)
        3.050%, 11/01/33                         2,700,000       2,700,000
     New York State, Housing Finance
        Agency Revenue, West 33rd Street,
        Ser B, RB
        Guarantee: FNMA (A)(D)
        2.850%, 11/15/36                         2,300,000       2,300,000

                                            See note to schedule of investments.

62 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONTINUED)

Description                                       Par            Value
-------------------------------------------   ------------   -------------
VARIABLE RATE DEMAND NOTES (CONTINUED)

     New York State, Housing Finance
        Agency Revenue, 11th Avenue
        Housing, Ser B, RB
        Guarantee: FNMA (A)(D)
        3.050%, 05/15/41                      $ 15,950,000   $  15,950,000
     Pennsylvania, Montgomery County,
        Redevelopment Authority
        Kingswood Apartments,
        Ser A, RB
        Guarantee: FNMA (A)(D)
        3.000%, 08/15/31                         7,605,000       7,605,000
     Washington State Housing Finance
        Commission, Multi- Family Housing
        Revenue, Ballard Landmark,
        Ser B, RB
        Guarantee: FNMA (A)(D)
        2.890%, 12/15/41                         3,510,000       3,510,000
     Washington State Housing Finance
        Commission, Multi- Family Housing
        Revenue, Bridgewood Project,
        Ser B, RB
        Guarantee: FNMA (A)(D)
        2.890%, 09/01/34                         3,615,000       3,615,000
     Washington State Housing
        Finance Commission, Multi- Family
        Housing Revenue, Highland Park
        Apartments, Ser B, RB
        Guarantee: FNMA (A)(D)
        2.900%, 07/15/38                         2,260,000       2,260,000
     Washington State Housing Finance
        Commission, Multi- Family Housing
        Revenue, Pinehurst Apartments,
        Ser B, RB
        Guarantee: FNMA (A)(D)
        2.910%, 03/15/39                         2,185,000       2,185,000
     Washington State Housing Finance
        Commission, Multi- Family Housing
        Revenue, Ranier Court Project,
        Ser B, RB
        Guarantee: FNMA (A)(D)
        2.900%, 12/15/36                         3,825,000       3,825,000
     Washington State Housing Finance
        Commission, Multi- Family Housing
        Revenue, Rolling Hills Project,
        Ser B, RB
        Guarantee: FNMA (A)(D)
        2.900%, 06/15/37                         2,425,000       2,425,000
                                                             -------------

     TOTAL VARIABLE RATE DEMAND NOTES
        (Cost $155,745,000)                                    155,745,000
                                                             -------------
REPURCHASE AGREEMENTS - 40.0%

     Credit Suisse Securities (USA) LLC
        1.980%, dated 04/30/08,
        matures on 05/01/08,
        repurchase price $37,002,035
        (collateralized by a U.S.
        agency obligation, par value
        $37,760,000, 0.000%,
        05/09/08, total market value
        $37,741,119)                            37,000,000      37,000,000
     Deutsche Bank Securities, Inc
        1.950%, dated 04/30/08,
        matures on 05/01/08,
        repurchase price $43,002,329
        (collateralized by various U.S.
        Treasury obligations, ranging
        in par value from
        $7,248,896 - $ 37,279,008, 0.000%
        - 4.250%,08/15/15 - 08/15/19,
        total market value $43,860,000)         43,000,000      43,000,000
     Deutsche Bank Securities, Inc
        1.950%, dated 04/30/08,
        matures on 05/01/08,
        repurchase price $193,764,663
        (collateralized by various U.S.
        agency obligations, ranging in
        par value $6,060,000 - $59,545,000,
        3.000% - 5.350%,
        06/18/08 - 01/22/20,
        total market value $197,633,9)         193,754,060     193,754,060

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 63

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND (CONCLUDED)

Description                                       Par            Value
-------------------------------------------   ------------   -------------
REPURCHASE AGREEMENTS (CONTINUED)

     Goldman Sach & Co.
        1.980%, dated 04/30/08,
        matures on 05/01/08,
        repurchase price $ 37,002,035
        (collateralized by a U.S. Treasury
        obligation, par value
        $36,895,900, 1.625%,
        01/15/18, total market
        value$ 37,740,092)                    $ 37,000,000   $  37,000,000
                                                             -------------
     TOTAL REPURCHASE AGREEMENTS
        (Cost $ 310,754,060)                                   310,754,060
                                                             -------------
TOTAL INVESTMENTS - 100.1%
    (Cost $ 778,128,899)+                                    $ 778,128,899
                                                             -------------
OTHER ASSETS & LIABILITIES, NET - (0.1)%                          (613,356)
                                                             -------------
NET ASSETS - 100.0%                                          $ 777,515,543
                                                             =============

-----------

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

(A) Adjustable Rate Security - The rate reflected is the rate in effect on April 30, 2008.

(B) The date reported is the final maturity, not the date on which principal can be recovered.

(C)   Security is callable @ 100.

(D) Demand Feature - The date reported is the final maturity, not the date on which principal could be recovered.

FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
LLC - Limited Liability Company
RB - Revenue Bond
Ser - Series

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

                                            See note to schedule of investments.

64 | 1.800.433.6884

                                   [GRAPHIC]

SCHEDULE OF INVESTMENTS
APRIL 30, 2008 (UNAUDITED)

100% U.S. TREASURY MONEY MARKET FUND

Description                                       Par            Value
-------------------------------------------   ------------   -------------
U.S. TREASURY BILLS* - 89.1%

   United States Treasury Bills
        0.375%, 05/15/08                      $ 43,350,000   $  43,343,763
        1.039%, 05/22/08                        27,973,000      27,956,289
        1.238%, 05/29/08                       100,000,000      99,905,111
        1.003%, 06/05/08                       100,000,000      99,903,993
        1.046%, 06/12/08                        72,693,000      72,605,647
        1.118%, 06/19/08                       200,000,000     199,700,555
        1.058%, 07/03/08                        83,794,000      83,641,318
        1.171%, 07/10/08                       125,728,000     125,446,301
        1.225%, 07/24/08                        75,000,000      74,789,125
                                                             -------------

   TOTAL U.S. TREASURY BILLS
        (Cost $827,292,102)                                    827,292,102
                                                             -------------
U.S. TREASURY NOTE - 10.8%

   United States Treasury Note Bond
        3.750%, 05/15/08                      100,000,000      100,107,521
                                                             -------------
     TOTAL U.S. TREASURY NOTE
        (Cost $ 100,107,521)                                   100,107,521
                                                             -------------
   TOTAL INVESTMENTS - 99.9%
     (Cost $ 927,399,623) +                                    927,399,623
                                                             -------------
   OTHER ASSETS & LIABILITIES, NET - 0.1%                          891,584
                                                             -------------
   NET ASSETS - 100.0%                                       $ 928,291,207
                                                             =============

-----------

*     Rate shown represents the bond equivalent yield to maturity at purchase.

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statement.

See note to schedule of investments.

                                                      WWW.HIGHMARKFUNDS.COM | 65

                                   [GRAPHIC]

NOTE TO SCHEDULE OF INVESTMENTS:

SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. Where available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. These third-party pricing agents may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other electronic data processing techniques. Such techniques generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are obtained daily from recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price for long option positions and the closing ask price for short option positions. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions.

Investments in registered investment companies are priced at the fund's daily net asset value. The assets of each of the Asset Allocation Funds consist primarily of the investments in underlying affiliated registered investment companies, which are valued at their respective daily net asset values in accordance with the above, Board-approved, pricing procedures.

Securities for which market prices are not readily available are valued in accordance with the Funds' Fair Value Procedures established by HighMark's Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security has not been traded for a significan't amount of time; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities held by the International Opportunities Fund that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which the Fund calculates its net asset value. The closing prices of securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If HighMark Capital Management, Inc., a wholly owned subsidiary of Union Bank of California, N.A.
(a wholly owned subsidiary of UnionBanCal Corporation), or the sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it shall request that a Committee meeting be called.

The International Opportunities Fund also uses a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a "confidence interval" which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund will value the non-U.S. securities in its portfolio that exceed the applicable "confidence interval" based upon the adjusted prices provided by the fair valuation vendor.

Investment securities held by the Money Market Funds are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

66 | 1.800.433.6884

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) HIGHMARK FUNDS

By (Signature and Title)*  /S/ EARLE A. MALM II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date  June 30, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ EARLE A. MALM II
                         -------------------------------------------------------
                           Earle A. Malm II, President
                           (principal executive officer)

Date  June 30, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ COLLEEN CUMMINGS
                         -------------------------------------------------------
                           Colleen Cummings, Chief Financial Officer
                           (principal financial officer)

Date  June 30, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.